Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.8%)
Brazil (3.2%)
	Vale SA	49,356,784	742,715
	Petroleo Brasileiro SA - Petrobras	52,377,858	506,714
	B3 SA - Brasil Bolsa Balcao	70,921,365	220,075
	WEG SA	20,879,492	194,414
	Ambev SA	60,179,485	189,829
	Axia Energia SA	18,151,423	189,136
	Banco BTG Pactual SA	16,598,763	185,990
	Embraer SA	8,815,219	151,101
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	26,999,988	147,539
*	PRIO SA	11,461,586	137,585
	Equatorial SA	14,331,003	109,296
	Vibra Energia SA	14,653,201	104,208
	Banco do Brasil SA	24,085,215	101,441
	Localiza Rent a Car SA	12,364,047	91,734
	Itau Unibanco Holding SA ADR	9,830,657	83,167
	Suzano SA	9,442,787	80,696
[1]	Rede D'Or Sao Luiz SA	10,657,410	72,827
	BB Seguridade Participacoes SA	8,700,350	70,816
	Banco Bradesco SA	21,353,095	67,356
*	Eneva SA	12,627,169	65,538
	Itau Unibanco Holding SA	7,204,998	64,870
	Ultrapar Participacoes SA	9,916,797	64,656
	Telefonica Brasil SA	9,878,137	63,585
	Cia Paranaense de Energia - Copel	20,525,625	60,049
	Energisa SA	5,922,668	58,197
	Rumo SA	19,696,180	56,107
	Motiva Infraestrutura de Mobilidade SA	16,836,096	49,022
	Klabin SA	12,567,784	45,247
	Cia de Saneamento de Minas Gerais Copasa MG	3,461,110	43,814
	TIM SA	10,340,587	39,635
	Lojas Renner SA	13,768,897	36,941
	Engie Brasil Energia SA	6,235,804	36,658
	Raia Drogasil SA	9,750,018	35,544
	TOTVS SA	5,535,902	33,920
	Caixa Seguridade Participacoes SA	8,445,900	33,739
[2]	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	5,786,660	31,537
	Kinea Rendimentos Imobiliarios FII	1,467,793	31,292
	Sendas Distribuidora SA	17,506,700	29,355
	Smartfit Escola de Ginastica e Danca SA	7,441,320	28,919
	Porto Seguro SA	2,532,290	27,325
*	Cosan SA	32,883,502	26,402
	Allos SA	4,845,976	25,897
	Multiplan Empreendimentos Imobiliarios SA	4,547,774	25,237
	MBRF Global Foods Co. SA	7,121,687	24,642
	Transmissora Alianca de Energia Eletrica SA	3,106,875	24,308
	CPFL Energia SA	2,647,947	24,102
	Brava Energia	5,666,491	22,133
	Hypera SA	5,148,733	21,604
	Cia Paranaense de Energia - Copel ADR	1,792,963	21,031
	Banco Bradesco SA ADR	5,750,278	20,758
*	Natura Cosmeticos SA	12,347,700	20,412
	Kinea Indice de Precos FII	1,109,291	20,043
	FII BTLG	956,473	19,021
	XP MALLS FDO INV IMOB FII	878,650	18,162
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	589,947	17,157
[2]	Banco Santander Brasil SA ADR	3,005,934	17,044
	Iguatemi SA	3,225,508	15,799
	Cia De Saneamento do Parana Sanepar	2,173,197	15,532
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,612,396	15,229
	Banco Santander Brasil SA	2,664,317	15,043
	Embraer SA ADR	218,839	14,953
[1]	GPS Participacoes e Empreendimentos SA	6,331,638	14,639

		Shares	Market Value ($000)
	Alupar Investimento SA	2,019,905	12,998
	Cogna Educacao SA	28,472,003	12,806
	Cury Construtora e Incorporadora SA	2,124,978	12,614
	Kinea Renda Imobiliaria FII	394,731	12,284
	Maxi Renda FII (BVMF)	6,349,685	12,000
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	483,769	11,953
	Petroleo Brasileiro SA - Petrobras ADR	678,585	11,638
	Direcional Engenharia SA	5,186,960	11,614
	Fleury SA	3,372,026	11,402
	Bradsaude S A	3,621,038	11,372
*	Orizon Valorizacao de Residuos SA	753,639	10,481
	XP Log FII	547,715	10,038
*	Auren Energia SA	4,434,586	9,606
	Cia Energetica de Minas Gerais ADR	4,339,107	9,503
	JHSF Participacoes SA	4,217,000	9,201
	Vinci Shopping Centers FII	411,056	8,505
	IRB-Brasil Resseguros SA	765,477	8,465
	Trx Real Estate FII	462,094	8,304
	Kinea High Yield CRI - FII	413,391	8,157
	Hedge Brasil Shopping FII	1,991,680	7,520
	Construtora Tenda SA	1,252,894	7,496
	Vivara Participacoes SA	1,686,560	7,380
	SLC Agricola SA	2,771,674	7,316
	Capitania Securities II FII	4,847,029	7,190
	Fras-Le SA	1,517,172	6,336
	EcoRodovias Infraestrutura e Logistica SA	4,585,271	6,268
	Cia Brasileira de Aluminio	2,830,101	6,186
*	Dexco SA	6,056,244	6,093
*	Cia Siderurgica Nacional SA	6,075,844	5,801
	CSN Mineracao SA	5,148,314	5,799
	Azzas 2154 SA	1,777,322	5,757
	Axia Energia SA ADR	538,951	5,643
	Sao Martinho SA	1,966,395	5,633
	Grupo Mateus SA	7,015,208	5,577
	YDUQS Participacoes SA	3,400,950	5,542
	Fii UBS Br Receb Imob	348,718	5,503
	C&A Modas SA	2,870,100	5,345
	Magazine Luiza SA	5,193,894	5,154
	Fundo De Investimento Imobiliario VBI Prime Properties	371,371	5,108
*	MRV Engenharia e Participacoes SA	5,315,563	4,970
	Mahle Metal Leve SA	778,673	4,897
	M Dias Branco SA	1,444,045	4,886
	Mills Locacao Servicos e Logistica SA	1,537,259	4,776
	Minerva SA	6,398,862	4,620
*	Hidrovias do Brasil SA	7,375,121	4,568
	Vulcabras SA	1,594,864	4,380
*,1	Hapvida Participacoes e Investimentos SA	1,917,854	4,268
	Ez Tec Empreendimentos e Participacoes SA	1,863,693	4,070
	LOG Commercial Properties e Participacoes SA	801,544	4,021
*	Tupy SA	1,289,257	3,998
	Tres Tentos Agroindustrial SA	1,559,003	3,629
	Petroreconcavo SA	1,712,244	3,604
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,227,200	3,547
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,272,704	3,474
	Fundo De Investimento Imobiliario Tg Ativo Real	343,436	3,435
	Iochpe Maxion SA	1,789,849	3,428
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	900,386	3,382
[1]	LWSA SA	4,218,744	3,096
	SIMPAR SA	1,923,285	2,925
	Grupo SBF SA	1,544,168	2,879
*	Maxi Renda FII	1,472,313	2,782
	Grendene SA	3,608,897	2,670
	Sendas Distribuidora SA ADR	321,137	2,656
*	Log-in Logistica Intermodal SA	430,400	2,399
	TIM SA ADR	124,262	2,382
	Cia Energetica de Minas Gerais	709,440	2,287
*,2	Cia Siderurgica Nacional SA ADR	2,211,796	2,180
*	CVC Brasil Operadora e Agencia de Viagens SA	7,392,062	1,910
*	Oncoclinicas do Brasil Servicos Medicos SA	12,187,320	1,322
*,2	Braskem SA Class A ADR	272,413	635

		Shares	Market Value ($000)
	Movida Participacoes SA	13,300	21
			5,251,422
Chile (0.6%)
	Banco de Chile	638,926,197	133,118
	Falabella SA	16,815,784	112,425
	Latam Airlines Group SA	4,118,997,816	109,604
	Banco de Credito e Inversiones SA	1,092,274	78,594
	Banco Santander Chile	675,896,958	58,877
	Plaza SA	11,695,184	47,421
	Parque Arauco SA	10,109,951	42,876
	Empresas Copec SA	5,576,098	38,084
	Cencosud SA	17,262,503	36,296
	Enel Chile SA	346,315,925	30,540
	Enel Americas SA	264,907,513	25,070
	Banco Itau Chile SA	863,217	19,497
	Quinenco SA	3,950,344	18,950
	Sociedad Quimica y Minera de Chile SA ADR	261,403	17,530
	Empresas CMPC SA	14,750,912	16,738
	Cencosud Shopping SA	6,641,592	16,680
	Banco Santander Chile ADR	439,796	15,221
	Colbun SA	100,330,477	14,999
	Aguas Andinas SA Class A	36,579,827	13,357
	Latam Airlines Group SA ADR	225,914	11,919
	Engie Energia Chile SA	5,831,511	11,553
	Inversiones La Construccion SA	431,540	10,072
	Cia Cervecerias Unidas SA	1,712,784	9,920
	Cia Sud Americana de Vapores SA	165,684,660	8,554
	Salfacorp SA	6,329,139	8,305
	Empresa Nacional de Telecomunicaciones SA	1,897,271	7,407
	SMU SA	48,170,204	6,603
	Vina Concha y Toro SA	6,824,469	6,195
	Veolia Inversiones Aguas del Gran Santiago Ltda	5,305,184	5,376
	Ripley Corp. SA	12,625,617	5,187
*	CAP SA	793,472	5,060
	SONDA SA	4,756,716	1,583
	Enel Chile SA ADR	72,748	323
			943,934
China (27.3%)
	Tencent Holdings Ltd.	87,969,044	5,375,171
	Alibaba Group Holding Ltd.	257,337,360	3,920,124
	China Construction Bank Corp. Class H	1,238,799,103	1,453,639
	Industrial & Commercial Bank of China Ltd. Class H	1,125,048,614	1,076,208
*	PDD Holdings Inc. ADR	10,841,210	960,098
*,1	Meituan Class B	77,314,686	912,814
*,1	Xiaomi Corp. Class B	242,385,800	889,431
	NetEase Inc.	25,617,011	681,572
	Ping An Insurance Group Co. of China Ltd. Class H	90,792,313	678,289
	Bank of China Ltd. Class H	948,279,735	665,223
	BYD Co. Ltd. Class H	51,913,447	620,617
	JD.com Inc. Class A	34,531,443	568,041
*	Baidu Inc. Class A	30,059,515	416,403
*	Trip.com Group Ltd.	8,484,603	397,508
	China Life Insurance Co. Ltd. Class H	104,793,734	390,141
	PetroChina Co. Ltd. Class H	291,080,227	370,388
	Zijin Mining Group Co. Ltd. Class H	83,459,097	354,366
	Agricultural Bank of China Ltd. Class H	434,546,343	349,367
	China Merchants Bank Co. Ltd. Class H	52,910,795	343,289
*	BeOne Medicines Ltd. Class H	11,319,000	279,806
	China Shenhua Energy Co. Ltd. Class H	47,054,860	260,678
*,1	Wuxi Biologics Cayman Inc.	52,513,066	259,179
*,1	Innovent Biologics Inc.	22,810,820	251,882
	Contemporary Amperex Technology Co. Ltd. Class A	4,202,323	246,360
[1]	Kuaishou Technology	43,684,100	243,283
[2]	Contemporary Amperex Technology Co. Ltd. Class H	2,972,360	235,306
	Geely Automobile Holdings Ltd. Class A	87,756,743	222,292
	Kweichow Moutai Co. Ltd. Class A	1,061,504	212,244
	PICC Property & Casualty Co. Ltd. Class H	97,268,207	203,003
[1,2]	Pop Mart International Group Ltd.	9,520,800	197,572
	Yum China Holdings Inc.	4,161,200	197,176

		Shares	Market Value ($000)
	China Petroleum & Chemical Corp. Class H	314,872,822	177,943
	ANTA Sports Products Ltd.	17,254,805	173,660
	China Resources Land Ltd.	40,608,825	171,801
*,1,2	Hua Hong Grace Semiconductor Ltd.	10,084,606	164,350
	KE Holdings Inc. Class A	28,907,650	162,140
	China Hongqiao Group Ltd.	45,960,500	144,622
	Zhongji Innolight Co. Ltd. Class A	1,056,192	140,648
[1]	Nongfu Spring Co. Ltd. Class H	25,253,400	140,636
	China Pacific Insurance Group Co. Ltd. Class H	35,877,192	140,031
	ZTO Express Cayman Inc.	5,706,450	136,562
*,2	XPeng Inc. Class A	20,745,565	134,562
*	NIO Inc. Class A	26,425,038	129,663
[1,2]	WuXi AppTec Co. Ltd. Class H	6,190,519	126,950
	China CITIC Bank Corp. Ltd. Class H	124,465,476	122,727
*,1,2	Akeso Inc.	10,115,000	121,195
	CSPC Pharmaceutical Group Ltd.	110,384,529	120,751
*,2	Li Auto Inc. Class A	17,398,523	118,495
	New Oriental Education & Technology Group Inc.	20,090,950	117,819
	China Merchants Bank Co. Ltd. Class A	19,887,584	116,741
	H World Group Ltd.	27,212,230	115,606
	Weichai Power Co. Ltd. Class H	27,247,294	113,926
	CMOC Group Ltd. Class H	51,320,171	110,607
	CITIC Ltd.	69,594,026	109,543
	Midea Group Co. Ltd. Class H	8,596,317	108,913
	Yangzijiang Shipbuilding Holdings Ltd.	35,671,998	108,889
*	J&T Global Express Ltd.	81,931,400	105,394
	China Mengniu Dairy Co. Ltd.	41,373,920	99,828
	China Yangtze Power Co. Ltd. Class A	23,132,500	99,723
	Zijin Mining Group Co. Ltd. Class A	19,883,744	97,285
	Cambricon Technologies Corp. Ltd. Class A	593,996	97,174
	Bank of Communications Co. Ltd. Class H	100,460,609	96,791
	Full Truck Alliance Co. Ltd. ADR	10,015,084	95,043
	Haier Smart Home Co. Ltd. Class H	32,148,255	92,678
[1]	Postal Savings Bank of China Co. Ltd. Class H	141,991,010	91,967
	Hygon Information Technology Co. Ltd. Class A	2,208,393	90,613
	China Overseas Land & Investment Ltd.	52,288,841	89,936
	Sino Biopharmaceutical Ltd.	136,072,444	87,302
*,2	Horizon Robotics	128,580,600	85,345
	Industrial & Commercial Bank of China Ltd. Class A	71,921,276	85,146
	Agricultural Bank of China Ltd. Class A	82,983,895	84,853
	Kanzhun Ltd. ADR	5,191,135	84,512
	New China Life Insurance Co. Ltd. Class H	13,686,312	84,394
	People's Insurance Co. Group of China Ltd. Class H	121,367,422	84,374
	Ping An Insurance Group Co. of China Ltd. Class A	10,383,600	84,346
[1]	China Tower Corp. Ltd. Class H	65,906,993	84,250
*,1,2	SenseTime Group Inc. Class B	445,364,000	82,516
[1]	Guotai Haitong Securities Co. Ltd. Class H	42,270,027	80,540
*	Bilibili Inc.	4,075,601	77,582
	Eoptolink Technology Inc. Ltd. Class A	1,315,825	77,143
	China Gold International Resources Corp. Ltd.	3,366,900	76,012
*,1	JD Health International Inc.	14,588,640	73,413
[1]	Hansoh Pharmaceutical Group Co. Ltd.	17,559,000	71,895
	BYD Co. Ltd. Class A	5,045,839	71,593
	NAURA Technology Group Co. Ltd. Class A	690,967	70,197
[2]	China Resources Power Holdings Co. Ltd.	28,055,149	69,119
	Tencent Music Entertainment Group ADR	7,138,159	67,456
	Yankuang Energy Group Co. Ltd. Class H	44,261,944	67,376
[1]	China International Capital Corp. Ltd. Class H	24,399,140	67,292
[2]	COSCO SHIPPING Holdings Co. Ltd. Class H	33,314,105	67,019
	China Resources Beer Holdings Co. Ltd.	22,015,124	66,424
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	5,466,659	66,309
	Sunny Optical Technology Group Co. Ltd.	9,270,775	66,260
	CITIC Securities Co. Ltd. Class H	18,662,438	65,148
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	8,534,800	64,538
	Foxconn Industrial Internet Co. Ltd. Class A	7,663,520	64,338
	Jiangxi Copper Co. Ltd. Class H	14,241,722	64,079
	Zhaojin Mining Industry Co. Ltd. Class H	23,200,667	62,893
	ENN Energy Holdings Ltd.	10,503,555	62,853
	Sinotruk Hong Kong Ltd.	12,074,427	62,582
[2]	Kingboard Laminates Holdings Ltd.	16,305,799	60,745

		Shares	Market Value ($000)
	Li Ning Co. Ltd.	31,115,574	60,110
	Luxshare Precision Industry Co. Ltd. Class A	6,897,342	58,778
*,1	3SBio Inc.	27,123,086	57,923
	Aluminum Corp. of China Ltd. Class H	51,965,237	56,584
	Industrial Bank Co. Ltd. Class A	19,936,326	55,815
*,2	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	904,200	55,595
	China Taiping Insurance Holdings Co. Ltd.	19,610,800	55,022
[1]	CGN Power Co. Ltd. Class H	149,033,514	54,955
*	TAL Education Group ADR	4,383,054	54,788
	Bank of Communications Co. Ltd. Class A	51,303,139	54,562
	Tsingtao Brewery Co. Ltd. Class H	8,729,786	51,901
*,1	JD Logistics Inc.	26,876,146	51,536
	China Coal Energy Co. Ltd. Class H	37,427,653	51,299
	CITIC Securities Co. Ltd. Class A	12,098,406	50,927
	China Galaxy Securities Co. Ltd. Class H	52,323,375	50,816
	Kunlun Energy Co. Ltd.	53,650,541	49,617
	Kingsoft Corp. Ltd.	13,965,278	47,913
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,956,039	47,708
	CMOC Group Ltd. Class A	16,352,223	47,241
*,2	UBTech Robotics Corp. Ltd. Class H	4,523,250	46,987
[1]	China Resources Mixc Lifestyle Services Ltd.	9,174,000	46,659
	WuXi AppTec Co. Ltd. Class A	2,404,262	45,725
*,1	Zhejiang Leapmotor Technology Co. Ltd. Class H	8,922,200	45,548
	Vipshop Holdings Ltd. ADR	2,959,396	45,397
	China Minsheng Banking Corp. Ltd. Class H	97,589,594	45,155
*,2	GDS Holdings Ltd. Class A	11,072,244	45,055
	Advanced Micro-Fabrication Equipment Inc. China Class A	882,555	44,904
*,2	XtalPi Holdings Ltd.	51,136,000	44,628
	Shanghai Pudong Development Bank Co. Ltd. Class A	31,381,729	44,198
[2]	Huaneng Power International Inc. Class H	56,944,822	43,763
*,2	Kingdee International Software Group Co. Ltd.	40,316,284	43,328
	PetroChina Co. Ltd. Class A	25,943,269	42,712
	Wuliangye Yibin Co. Ltd. Class A	3,687,937	42,604
	Sinopharm Group Co. Ltd. Class H	18,926,625	41,972
	Guangdong Investment Ltd.	38,478,021	41,525
	Bosideng International Holdings Ltd.	65,457,764	41,250
	Kingboard Holdings Ltd.	8,247,608	41,246
	China Shenhua Energy Co. Ltd. Class A	5,903,836	39,929
	Tingyi Cayman Islands Holding Corp.	26,312,000	39,850
	Bank of China Ltd. Class A	44,209,597	39,700
*	Genscript Biotech Corp.	17,216,320	39,603
	CRRC Corp. Ltd. Class H	58,264,000	39,098
	Anhui Conch Cement Co. Ltd. Class H	16,564,635	39,028
*,2	Alibaba Health Information Technology Ltd.	84,460,112	38,778
[1,2]	Huatai Securities Co. Ltd. Class H	17,965,008	38,727
	China CSSC Holdings Ltd. Class A	7,182,159	37,439
	Great Wall Motor Co. Ltd. Class H	32,525,875	37,320
	Guotai Haitong Securities Co. Ltd.	13,560,704	36,846
	China Construction Bank Corp. Class A	22,822,410	36,689
*,2	WuXi XDC Cayman Inc.	5,486,000	36,188
	Minth Group Ltd.	10,175,206	36,044
	Shengyi Technology Co. Ltd. Class A	2,300,556	35,973
	GigaDevice Semiconductor Inc. Class A	633,579	35,404
	China Nonferrous Mining Corp. Ltd.	18,532,000	34,971
	GF Securities Co. Ltd. Class H	15,976,200	34,839
[1]	Shandong Gold Mining Co. Ltd. Class H	13,476,700	34,788
	China Longyuan Power Group Corp. Ltd. Class H	47,271,493	34,780
	Inner Mongolia Yitai Coal Co. Ltd. Class B	12,052,375	34,723
[2]	ZTE Corp. Class H	10,844,639	34,320
	Shaanxi Coal Industry Co. Ltd. Class A	9,217,705	33,833
	Atour Lifestyle Holdings Ltd. ADR	975,483	33,488
[1,2]	Haidilao International Holding Ltd.	22,056,000	33,371
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	43,591,479	33,137
	Tongcheng Travel Holdings Ltd.	18,063,600	32,884
	Montage Technology Co. Ltd. Class A	1,080,048	32,738
	China Merchants Port Holdings Co. Ltd.	16,722,671	32,657
	Wanhua Chemical Group Co. Ltd. Class A	2,931,761	32,319
	China Pacific Insurance Group Co. Ltd. Class A	6,747,024	32,283
[2]	BYD Electronic International Co. Ltd.	10,773,529	32,262
	East Money Information Co. Ltd. Class A	10,793,058	32,227

		Shares	Market Value ($000)
	China Everbright Environment Group Ltd.	49,211,203	32,047
	Far East Horizon Ltd.	36,258,130	31,844
[1]	Ganfeng Lithium Group Co. Ltd. Class H	6,724,840	31,591
	Dongyue Group Ltd.	20,858,339	31,502
	Ping An Bank Co. Ltd. Class A	18,279,446	31,501
*	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,227,300	31,146
*,2	GCL Technology Holdings Ltd.	397,884,000	30,950
*,2	Hesai Group Class B	14,587,124	30,830
	Bank of Jiangsu Co. Ltd. Class A	17,561,897	30,780
[1,2]	Smoore International Holdings Ltd.	26,057,000	30,587
[2]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	17,258,261	30,519
	Muyuan Foods Group Co. Ltd. Class A	5,240,845	30,475
	Sungrow Power Supply Co. Ltd. Class A	1,961,928	30,171
	China Gas Holdings Ltd.	38,517,493	30,043
*,2	China Ruyi Holdings Ltd.	163,478,709	30,040
[2]	Laopu Gold Co. Ltd. Class H	728,100	29,946
*,1	InnoCare Pharma Ltd. Class H	17,108,000	29,769
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,800,308	29,493
	Shennan Circuits Co. Ltd. Class A	645,862	29,460
	Bank of Ningbo Co. Ltd. Class A	6,226,381	29,416
	TCL Electronics Holdings Ltd.	14,237,329	29,295
*,2	Pony AI Inc. ADR	3,643,254	28,672
[1,2]	Longfor Group Holdings Ltd.	32,643,601	28,568
	Weichai Power Co. Ltd. Class A	6,887,111	28,524
[1,2]	Meitu Inc.	47,002,436	28,401
	BOE Technology Group Co. Ltd. Class A	34,775,854	28,311
	Sany Heavy Industry Co. Ltd. Class H	10,518,400	28,286
	Yum China Holdings Inc. (XHKG)	579,219	27,907
*,1	Keymed Biosciences Inc.	3,006,000	27,899
	Hengan International Group Co. Ltd.	8,829,026	27,852
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,809,304	27,789
*,1,2	Remegen Co. Ltd. Class H	2,659,500	27,714
*,2	Zai Lab Ltd.	15,143,620	27,594
	China Resources Gas Group Ltd.	12,886,505	27,488
	COSCO SHIPPING Holdings Co. Ltd. Class A	11,874,538	27,474
	China Railway Group Ltd. Class H	59,254,604	27,280
	China Medical System Holdings Ltd.	17,880,584	27,246
	China State Construction Engineering Corp. Ltd. Class A	39,087,342	27,232
*,2	Kingsoft Cloud Holdings Ltd.	36,412,265	27,184
	JOYY Inc. ADR	368,858	27,137
	NARI Technology Co. Ltd. Class A	7,458,789	26,885
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,134,224	26,703
	Chongqing Rural Commercial Bank Co. Ltd. Class H	31,652,539	26,494
	China National Nuclear Power Co. Ltd. Class A	19,736,239	26,487
	Piotech Inc. Class A	268,807	26,442
[1,2]	Giant Biogene Holding Co. Ltd.	6,696,200	26,304
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,572,965	26,012
	Avary Holding Shenzhen Co. Ltd. Class A	2,151,261	25,969
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	6,040,879	25,933
	Suzhou TFC Optical Communication Co. Ltd. Class A	1,020,688	25,743
	Hithink RoyalFlush Information Network Co. Ltd. Class A	722,301	25,148
	Shenzhen Inovance Technology Co. Ltd. Class A	2,639,828	25,064
[2]	Lingbao Gold Group Co. Ltd. Class H	10,095,900	24,835
[2]	C&D International Investment Group Ltd.	12,647,966	24,777
[2]	China State Construction International Holdings Ltd.	22,580,728	24,770
*	XD Inc.	4,021,000	24,413
	Ningxia Baofeng Energy Group Co. Ltd. Class A	7,042,500	24,251
	Sany Heavy Industry Co. Ltd. Class A	7,946,090	24,199
	Postal Savings Bank of China Co. Ltd. Class A	31,208,207	23,958
	Beijing Enterprises Holdings Ltd.	5,939,767	23,957
	Gree Electric Appliances Inc. of Zhuhai Class A	3,817,520	23,930
[2]	China National Building Material Co. Ltd. Class H	50,230,512	23,841
[2]	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	3,265,200	23,799
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,859,618	23,510
	SF Holding Co. Ltd. Class A	4,526,722	23,484
	China Petroleum & Chemical Corp. Class A	30,029,201	23,457
	China Oilfield Services Ltd. Class H	25,590,880	23,209
[2]	Wanguo Gold Group Ltd.	17,106,000	23,012
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	597,675	22,948
	China Conch Venture Holdings Ltd.	20,423,018	22,940

		Shares	Market Value ($000)
[2]	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	6,805,100	22,720
	Haitian International Holdings Ltd.	8,495,180	22,526
[1]	Yadea Group Holdings Ltd.	16,284,000	22,318
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,171,940	22,071
	Huatai Securities Co. Ltd. Class A	7,578,601	22,019
	Country Garden Services Holdings Co. Ltd.	30,077,827	21,461
	Lens Technology Co. Ltd. Class A	4,593,154	21,419
	Haier Smart Home Co. Ltd. Class A	6,232,207	21,395
[2]	MINISO Group Holding Ltd.	6,521,712	21,294
*	Nine Dragons Paper Holdings Ltd.	21,992,910	21,194
	China Everbright Bank Co. Ltd. Class A	44,973,294	21,134
	China Jushi Co. Ltd. Class A	3,775,058	21,102
	CRRC Corp. Ltd. Class A	22,950,089	20,949
[2]	China Cinda Asset Management Co. Ltd. Class H	165,607,276	20,940
*	Qinghai Salt Lake Industry Co. Ltd. Class A	5,186,267	20,938
*,2	InnoScience Suzhou Technology Holding Co. Ltd. Class H	4,201,900	20,896
[2]	Guming Holdings Ltd.	6,940,800	20,694
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,512,240	20,686
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,282,139	20,615
*,1	ZhongAn Online P&C Insurance Co. Ltd. Class H	14,521,293	20,554
*,1,2	China CITIC Financial Asset Management Co. Ltd. Class H	271,400,000	20,443
	Zhejiang Expressway Co. Ltd. Class H	22,919,877	20,296
	Shenzhen Longsys Electronics Co. Ltd. Class A	393,067	20,201
*,1	Mobvista Inc.	14,140,000	20,177
[1,2]	China Feihe Ltd.	47,407,000	19,901
	Bank of Nanjing Co. Ltd. Class A	11,524,538	19,858
*,1,2	NetEase Cloud Music Inc.	1,197,900	19,514
	Harbin Electric Co. Ltd. Class H	9,703,875	19,507
	Qfin Holdings Inc. Class A ADR	1,400,330	19,437
[1]	Simcere Pharmaceutical Group Ltd.	12,266,000	19,299
	China United Network Communications Ltd. Class A	29,190,314	19,281
	RLX Technology Inc. ADR	9,532,935	19,257
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	964,124	19,235
	Yuanjie Semiconductor Technology Co. Ltd. Class A	119,241	19,219
	Aluminum Corp. of China Ltd. Class A	13,394,219	19,050
	Jiangsu Expressway Co. Ltd. Class H	15,334,976	18,966
	ZTE Corp. Class A	3,783,345	18,947
	China Communications Services Corp. Ltd. Class H	34,788,821	18,936
	Bank of Shanghai Co. Ltd. Class A	13,461,494	18,849
[2]	China Power International Development Ltd.	51,893,063	18,780
	China Merchants Energy Shipping Co. Ltd. Class A	7,560,103	18,738
*	Fosun International Ltd.	30,898,625	18,733
*	Accelink Technologies Co. Ltd. Class A	782,348	18,707
[2]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	19,288,932	18,631
	New China Life Insurance Co. Ltd. Class A	1,979,825	18,490
	China Merchants Securities Co. Ltd. Class A	7,061,160	18,390
	Zangge Mining Co. Ltd. Class A	1,542,700	18,381
	Baoshan Iron & Steel Co. Ltd. Class A	20,216,278	18,362
	Autohome Inc. ADR	790,601	18,358
	Luzhou Laojiao Co. Ltd. Class A	1,359,461	18,303
*,2	WeRide Inc. ADR	3,123,541	18,179
	China Minsheng Banking Corp. Ltd. Class A	33,809,890	18,138
	GF Securities Co. Ltd. Class A	5,708,141	18,047
[2]	Xinyi Solar Holdings Ltd.	63,952,000	17,952
[1]	CSC Financial Co. Ltd. Class H	11,912,500	17,921
	Hwatsing Technology Co. Ltd. Class A	468,517	17,827
*,2	Phancy Group Co. Ltd. Class H	4,654,500	17,427
[2]	China Everbright Bank Co. Ltd. Class H	42,463,956	17,271
	Beijing Kingsoft Office Software Inc. Class A	430,062	17,235
	CSC Financial Co. Ltd. Class A	4,495,445	17,173
*	Skyverse Technology Co. Ltd. Class A	334,775	17,160
*	Suzhou Centec Communications Co. Ltd. Class A	338,490	17,055
*,2	Mixue Group Class H	588,900	17,039
*,1	Ascentage Pharma Group International	3,944,300	16,994
*,1,2	East Buy Holding Ltd.	6,209,000	16,980
	Bank of Hangzhou Co. Ltd. Class A	6,863,660	16,739
	Beijing Enterprises Water Group Ltd.	56,858,691	16,734
	Sunshine Insurance Group Co. Ltd. Class H	35,392,000	16,576
	JCET Group Co. Ltd. Class A	1,703,695	16,538
	China Jinmao Holdings Group Ltd.	93,917,771	16,516

		Shares	Market Value ($000)
[2]	Uni-President China Holdings Ltd.	17,139,000	16,486
	Fuyao Glass Industry Group Co. Ltd. Class A	1,858,929	16,427
	Hengtong Optic-electric Co. Ltd. Class A	2,335,665	16,380
[1]	China Resources Pharmaceutical Group Ltd.	26,399,126	16,337
	Dongfang Electric Corp. Ltd. Class H	5,947,013	16,301
	China Tungsten & Hightech Materials Co. Ltd. Class A	2,210,458	16,205
	China Reinsurance Group Corp. Class H	92,612,940	16,189
[2]	Chinasoft International Ltd.	31,945,155	16,063
	Yankuang Energy Group Co. Ltd. Class A	5,336,617	15,968
	Shandong Gold Mining Co. Ltd. Class A	3,808,480	15,954
	Sany Heavy Equipment International Holdings Co. Ltd.	16,751,954	15,868
	Wasion Holdings Ltd.	6,948,000	15,638
	Shanghai Electric Group Co. Ltd. Class H	37,895,315	15,534
	China Three Gorges Renewables Group Co. Ltd. Class A	26,793,836	15,487
[2]	AviChina Industry & Technology Co. Ltd. Class H	40,050,476	15,388
*	SAIC Motor Corp. Ltd. Class A	9,165,178	15,374
*	Zhongjin Gold Corp. Ltd. Class A	4,491,583	15,352
[2]	Shenzhen International Holdings Ltd.	19,514,978	15,194
[2]	GigaDevice Semiconductor Inc. Class H	262,600	15,189
	China Tourism Group Duty Free Corp. Ltd. Class A	1,757,710	15,130
	China International Capital Corp. Ltd. Class A	2,890,000	15,120
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	377,460	15,076
	Bank of Beijing Co. Ltd. Class A	19,474,435	15,066
	Zhejiang Juhua Co. Ltd. Class A	2,573,102	15,037
	Shenwan Hongyuan Group Co. Ltd. Class A	21,596,762	15,003
	China CITIC Bank Corp. Ltd. Class A	12,941,261	14,998
	Rongsheng Petrochemical Co. Ltd. Class A	8,176,398	14,977
	Ningbo Deye Technology Corp. Class A	1,232,670	14,953
*,1,2	China Literature Ltd.	5,783,164	14,935
[2]	TravelSky Technology Ltd. Class H	13,454,867	14,841
	SDIC Power Holdings Co. Ltd. Class A	6,554,205	14,816
[1,2]	Pharmaron Beijing Co. Ltd. Class H	5,057,823	14,803
	Yihai International Holding Ltd.	7,454,648	14,772
	Huaqin Co. Ltd. Class A	1,226,884	14,760
	Biwin Storage Technology Co. Ltd. Class A	442,404	14,749
*,2	RoboSense Technology Co. Ltd.	4,854,400	14,719
	OmniVision Integrated Circuits Group Inc.	1,119,320	14,684
	XCMG Construction Machinery Co. Ltd. Class A	10,977,931	14,574
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	6,921,609	14,518
	TBEA Co. Ltd. Class A	4,673,375	14,502
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	33,821,844	14,478
	IEIT Systems Co. Ltd. Class A	1,365,150	14,468
	Hisense Home Appliances Group Co. Ltd. Class H	4,824,000	14,462
	Sharetronic Data Technology Co. Ltd. Class A	453,208	14,455
*,1,2	Ping An Healthcare & Technology Co. Ltd.	14,469,795	14,448
	Unisplendour Corp. Ltd. Class A	2,799,723	14,435
	Huaxia Bank Co. Ltd. Class A	13,940,431	14,401
	Daqin Railway Co. Ltd. Class A	19,457,580	14,331
*,2	Shanghai MicroPort MedBot Group Co. Ltd. Class H	5,391,000	14,267
[2]	SF Holding Co. Ltd. Class H	3,304,400	14,247
	Range Intelligent Computing Technology Group Co. Ltd. Class A	1,521,700	14,246
	TCL Technology Group Corp. Class A	20,189,894	14,137
	Sinopec Engineering Group Co. Ltd. Class H	20,298,564	14,055
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	491,487	13,995
	Seres Group Co. Ltd. Class A	1,512,848	13,968
	Iflytek Co. Ltd. Class A	2,231,649	13,940
*,2	Air China Ltd. Class H	25,681,808	13,924
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	41,970,365	13,873
*	Hua Hong Grace Semiconductor Ltd. Class A	394,216	13,857
	Shanghai United Imaging Healthcare Co. Ltd. Class A	803,219	13,753
	Goldwind Science & Technology Co. Ltd. Class H	11,044,090	13,714
*	LONGi Green Energy Technology Co. Ltd. Class A	7,011,162	13,489
	Zhejiang NHU Co. Ltd. Class A	3,032,529	13,481
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	8,751,126	13,423
	Anhui Gujing Distillery Co. Ltd. Class B	1,659,461	13,418
[2]	Datang International Power Generation Co. Ltd. Class H	41,562,046	13,373
*,2	Microport Scientific Corp.	15,597,543	13,371
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,166,727	13,332
[2]	Mao Geping Cosmetics Co. Ltd. Class H	1,778,700	13,325
	Henan Shuanghui Investment & Development Co. Ltd. Class A	3,445,558	13,267

		Shares	Market Value ($000)
*,2	Greentown China Holdings Ltd.	14,580,219	13,238
	GD Power Development Co. Ltd. Class A	17,564,131	13,227
	Eastroc Beverage Group Co. Ltd. Class A	654,792	13,184
	Hgtech Co. Ltd. Class A	933,700	13,141
	China Railway Group Ltd. Class A	19,108,853	13,043
	Sinotrans Ltd. Class H	21,472,836	12,919
	Wens Foodstuff Group Co. Ltd. Class A	6,159,942	12,856
[1]	Legend Holdings Corp. Class H	7,620,914	12,758
	Yunnan Baiyao Group Co. Ltd. Class A	1,625,857	12,742
[2]	Chifeng Jilong Gold Mining Group Ltd. Class H	2,979,200	12,736
[2]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,178,000	12,734
	ACM Research Shanghai Inc. Class A	316,464	12,704
	China Energy Engineering Corp. Ltd. Class A	32,948,356	12,695
	Yunnan Aluminium Co. Ltd. Class A	3,208,852	12,684
	Western Mining Co. Ltd. Class A	2,228,200	12,683
	Jiangxi Copper Co. Ltd. Class A	1,966,007	12,647
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,273,214	12,633
	AECC Aviation Power Co. Ltd. Class A	2,453,563	12,596
	Huadian Power International Corp. Ltd. Class H	23,679,909	12,555
	Victory Giant Technology Huizhou Co. Ltd. Class A	441,300	12,454
[2]	Shoucheng Holdings Ltd.	54,983,211	12,352
	Lingyi iTech Guangdong Co. Class A	6,739,800	12,343
*,2	Tianqi Lithium Corp. Class H	2,890,400	12,312
	TongFu Microelectronics Co. Ltd. Class A	1,463,079	12,296
*,1,2	Everest Medicines Ltd.	3,810,000	12,287
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	214,080	12,258
	China Zheshang Bank Co. Ltd. Class H	40,151,000	12,241
	China Galaxy Securities Co. Ltd. Class A	6,537,595	12,231
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	589,871	12,200
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	1,769,300	12,136
*,2	Sunac China Holdings Ltd.	171,679,000	12,054
	Shanghai Electric Group Co. Ltd. Class A	11,790,830	12,052
	Han's Laser Technology Industry Group Co. Ltd. Class A	960,523	12,037
	Ganfeng Lithium Group Co. Ltd. Class A	1,628,780	11,993
	Consun Pharmaceutical Group Ltd.	6,842,000	11,959
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	270,767	11,957
[2]	Anhui Expressway Co. Ltd. Class H	5,988,097	11,938
*,1	CALB Group Co. Ltd. Class H	5,498,700	11,871
	Shanghai Rural Commercial Bank Co. Ltd. Class A	9,272,500	11,803
[1]	China Merchants Securities Co. Ltd. Class H	6,304,856	11,730
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,785,751	11,721
	Satellite Chemical Co. Ltd. Class A	3,120,362	11,699
	Aier Eye Hospital Group Co. Ltd. Class A	8,627,118	11,605
	GoerTek Inc. Class A	3,357,332	11,507
	Power Construction Corp. of China Ltd. Class A	15,875,610	11,499
	Tongling Nonferrous Metals Group Co. Ltd. Class A	12,423,000	11,472
[2]	Lens Technology Co. Ltd. Class H	4,366,600	11,445
	Fufeng Group Ltd.	17,300,495	11,411
	Hengli Petrochemical Co. Ltd. Class A	4,609,650	11,404
	Rockchip Electronics Co. Ltd. Class A	405,300	11,293
	People's Insurance Co. Group of China Ltd. Class A	10,310,399	11,245
	Guangdong Haid Group Co. Ltd. Class A	1,527,326	11,199
	Shandong Hongqiao Aluminum Industry Holding Co. Ltd. Class A	3,640,900	11,197
*	China Southern Airlines Co. Ltd. Class H	24,933,638	11,137
	Ningbo Tuopu Group Co. Ltd. Class A	1,610,936	11,117
[2]	Shanghai Conant Optical Co. Ltd. Class H	2,733,800	11,020
	CGN Power Co. Ltd. Class A	17,895,700	10,949
	Focus Media Information Technology Co. Ltd. Class A	13,097,248	10,910
*	Tianqi Lithium Corp. Class A	1,621,840	10,907
	Guangdong Dtech Technology Co. Ltd. Class A	209,955	10,879
*,2	Damai Entertainment Holdings Ltd.	163,719,250	10,846
	COSCO SHIPPING Ports Ltd.	15,947,359	10,841
[1]	China Railway Signal & Communication Corp. Ltd. Class H	25,219,798	10,818
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	6,187,477	10,782
	Shanghai Industrial Holdings Ltd.	6,107,289	10,763
*,2	Shanghai Iluvatar CoreX Semiconductor Co. Ltd. Class H	200,500	10,756
	Brilliance China Automotive Holdings Ltd.	41,112,000	10,743
	Greentown Service Group Co. Ltd.	19,361,032	10,727
[1]	Genertec Universal Medical Group Co. Ltd.	17,256,668	10,725
	Bank of Chengdu Co. Ltd. Class A	3,908,735	10,719

		Shares	Market Value ($000)
	Sichuan Chuantou Energy Co. Ltd. Class A	4,571,876	10,712
	Xiamen Tungsten Co. Ltd. Class A	1,529,759	10,645
*	Air China Ltd. Class A	11,468,975	10,630
*,2	Shenzhen Dobot Corp. Ltd. Class H	3,393,200	10,629
*	National Silicon Industry Group Co. Ltd. Class A	3,052,216	10,606
	Grace Fabric Technology Co. Ltd. Class A	558,500	10,589
	Lonking Holdings Ltd.	26,541,868	10,556
	Xtep International Holdings Ltd.	21,830,291	10,521
	Dongfang Electric Corp. Ltd. Class A	2,819,111	10,493
*,2	REPT BATTERO Energy Co. Ltd. Class H	7,603,200	10,450
*,1,2	China Youran Dairy Group Ltd.	19,050,000	10,388
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,750,293	10,358
*,2	China Eastern Airlines Corp. Ltd. Class H	24,759,558	10,311
*	China Southern Airlines Co. Ltd. Class A	13,236,611	10,298
	Shengyi Electronics Co. Ltd. Class A	735,543	10,287
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	194,233	10,255
	China Coal Energy Co. Ltd. Class A	4,999,262	10,231
	Huaneng Power International Inc. Class A	9,560,091	10,184
*	Nexchip Semiconductor Corp. Class A	1,852,463	10,180
*,2	Black Sesame International Holding Ltd.	6,761,700	10,173
	SUPCON Technology Co. Ltd. Class A	733,820	10,106
	Shenzhen Transsion Holdings Co. Ltd. Class A	1,060,341	10,102
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,907,678	10,086
	China Resources Microelectronics Ltd. Class A	1,250,660	10,043
	Anhui Conch Cement Co. Ltd. Class A	3,639,864	10,010
	Guosen Securities Co. Ltd. Class A	6,552,262	10,010
*,1,2	Tuhu Car Inc. Class A	6,445,100	9,944
	Sinoma Science & Technology Co. Ltd. Class A	1,554,639	9,918
*,1	Evergrande Property Services Group Ltd.	71,929,500	9,895
	Shenzhen Kinwong Electronic Co. Ltd. Class A	915,456	9,851
	Yutong Bus Co. Ltd. Class A	2,059,514	9,828
*,2	Shanghai Biren Technology Co. Ltd. Class H	2,486,800	9,826
[2]	China Suntien Green Energy Corp. Ltd. Class H	23,272,823	9,775
*,2	China Vanke Co. Ltd. Class H	30,764,600	9,735
*	United Nova Technology Co. Ltd. Class A	8,412,923	9,690
	China Water Affairs Group Ltd.	16,158,149	9,625
	Orient Securities Co. Ltd. Class A	7,067,671	9,622
	Bank of Chongqing Co. Ltd. Class H	8,813,566	9,618
[2]	Chuangxin Industries Holdings Ltd.	4,513,000	9,607
*,2	Lifetech Scientific Corp.	51,119,059	9,585
	Zhejiang China Commodities City Group Co. Ltd. Class A	5,033,731	9,552
*,2	Guangzhou Automobile Group Co. Ltd. Class H	31,792,820	9,530
	RoboTechnik Intelligent Technology Co. Ltd. Class A	154,900	9,528
*,1,2	CStone Pharmaceuticals	17,288,000	9,516
	Weibo Corp. Class A	1,168,566	9,463
	Shannon Semiconductor Technology Co. Ltd. Class A	439,613	9,457
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,463,412	9,437
[1,2]	ZJLD Group Inc.	9,272,000	9,421
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,760,900	9,380
	Hubei Dinglong Co. Ltd. Class A	922,708	9,376
[2]	China Energy Engineering Corp. Ltd. Class H	66,634,211	9,354
	China International Marine Containers Group Co. Ltd. Class H	9,674,066	9,342
*	Abbisko Cayman Ltd.	7,276,000	9,336
	CIMC Enric Holdings Ltd.	9,387,019	9,316
[1]	Orient Securities Co. Ltd. Class H	12,768,000	9,315
*,2	China Traditional Chinese Medicine Holdings Co. Ltd.	50,584,802	9,285
[2]	CIG Shanghai Co. Ltd. Class H	1,099,150	9,249
*,2	Global New Material International Holdings Ltd.	9,783,000	9,217
[1]	Shenwan Hongyuan Group Co. Ltd. Class H	27,817,600	9,128
	Hello Group Inc. Class A ADR	1,523,830	9,128
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,812,191	9,104
	Chifeng Jilong Gold Mining Group Ltd. Class A	1,542,988	9,087
	FIH Mobile Ltd.	3,697,600	9,079
	Founder Securities Co. Ltd. Class A	8,608,803	9,058
	Kuang-Chi Technologies Co. Ltd. Class A	1,973,404	9,030
	360 Security Technology Inc. Class A	6,516,595	9,022
[2]	Yuexiu Property Co. Ltd.	19,533,431	9,013
*	Sichuan Huafeng Technology Co. Ltd. Class A	441,360	8,984
	Chongqing Polycomp International Corp. Class A	1,892,100	8,946
	Shanjin International Gold Co. Ltd. Class A	2,577,833	8,927

		Shares	Market Value ($000)
	Goldwind Science & Technology Co. Ltd. Class A	3,283,626	8,926
	Datang International Power Generation Co. Ltd. Class A	10,175,321	8,913
	Anhui Tongguan Copper Foil Group Co. Ltd. Class A	723,600	8,885
	Anker Innovations Technology Co. Ltd. Class A	489,660	8,855
	Raytron Technology Co. Ltd. Class A	423,045	8,853
	YTO Express Group Co. Ltd. Class A	3,160,306	8,828
*	Kingsemi Co. Ltd. Class A	203,415	8,825
	Jiangsu Yanghe Distillery Co. Ltd. Class A	1,387,670	8,818
	China Zheshang Bank Co. Ltd. Class A	19,627,610	8,811
*	China Eastern Airlines Corp. Ltd. Class A	15,891,726	8,805
*,2	Newborn Town Inc.	8,427,729	8,765
	Shanghai Baosight Software Co. Ltd. Class B	9,821,907	8,763
	Jinduicheng Molybdenum Co. Ltd. Class A	2,821,240	8,756
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,821,400	8,751
	Jiangsu Yoke Technology Co. Ltd. Class A	440,700	8,735
[1]	Qingdao Port International Co. Ltd. Class H	9,602,915	8,713
	Chongqing Changan Automobile Co. Ltd. Class A	7,465,202	8,708
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	8,433,660	8,690
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	2,226,929	8,667
*	iQIYI Inc. ADR	6,822,888	8,665
	Huaneng Lancang River Hydropower Inc. Class A	5,775,500	8,663
	Poly Property Services Co. Ltd. Class H	2,413,200	8,649
	Ingenic Semiconductor Co. Ltd. Class A	461,716	8,645
	Poly Developments & Holdings Group Co. Ltd. Class A	11,022,122	8,625
	Everbright Securities Co. Ltd. Class A	3,922,420	8,600
	Shenzhen Megmeet Electrical Co. Ltd. Class A	544,075	8,598
	Chongqing Changan Automobile Co. Ltd. Class B	18,818,331	8,589
[2]	China Everbright Ltd.	11,502,100	8,563
	Lee & Man Paper Manufacturing Ltd.	16,700,000	8,550
	Hengyi Petrochemical Co. Ltd. Class A	3,577,900	8,517
[1,2]	Jinxin Fertility Group Ltd.	30,794,000	8,512
[2]	Onewo Inc. Class H	3,959,600	8,511
	Tianshan Aluminum Group Co. Ltd. Class A	4,335,470	8,491
	Chongqing Rural Commercial Bank Co. Ltd. Class A	8,476,130	8,487
	Shougang Fushan Resources Group Ltd.	27,757,800	8,479
*	Sanan Optoelectronics Co. Ltd. Class A	4,662,542	8,457
	China Overseas Property Holdings Ltd.	19,222,311	8,434
	SG Micro Corp. Class A	595,751	8,434
	Haisco Pharmaceutical Group Co. Ltd. Class A	910,043	8,417
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,523,600	8,388
*	Moore Threads Technology Co. Ltd. Class A	99,053	8,373
	Zhejiang Dahua Technology Co. Ltd. Class A	3,368,713	8,335
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	2,083,302	8,327
*,3	New Horizon Health Ltd.	4,595,000	8,285
	Shanghai International Airport Co. Ltd. Class A	2,252,768	8,239
	Shenzhen Envicool Technology Co. Ltd. Class A	1,170,192	8,214
	Delton Technology Guangzhou Inc. Class A	390,300	8,212
*,1,2	Weimob Inc.	53,491,000	8,208
	Pharmaron Beijing Co. Ltd. Class A	1,505,408	8,199
*	Metallurgical Corp. of China Ltd. Class H	42,812,885	8,193
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	1,056,263	8,177
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,117,595	8,131
[1,2]	Angelalign Technology Inc.	798,393	8,130
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	2,546,781	8,126
*	Hainan Airlines Holding Co. Ltd. Class A	39,994,800	8,120
[2]	Grand Pharmaceutical Group Ltd.	12,329,210	8,115
	China Tobacco International HK Co. Ltd.	2,623,000	8,076
	CNPC Capital Co. Ltd. Class A	7,540,391	8,033
	Lao Feng Xiang Co. Ltd. Class B	2,638,645	7,988
	Yealink Network Technology Corp. Ltd. Class A	1,386,446	7,986
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,064,200	7,981
	Leader Harmonious Drive Systems Co. Ltd. Class A	176,402	7,943
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	223,852	7,856
	Giant Network Group Co. Ltd. Class A	1,801,200	7,829
	JNBY Design Ltd.	2,957,500	7,820
*,2	Country Garden Holdings Co. Ltd.	360,865,000	7,804
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,646,472	7,784
	Yunnan Tin Co. Ltd. Class A	1,543,199	7,784
	Weilong Delicious Global Holdings Ltd.	7,187,000	7,755
*,2	Sunshine Lake Pharma Co. Ltd. Class H	1,454,878	7,747

		Shares	Market Value ($000)
*,1,2	Luye Pharma Group Ltd.	29,617,956	7,684
	Konfoong Materials International Co. Ltd. Class A	255,276	7,681
	Shenzhen Sunway Communication Co. Ltd. Class A	903,349	7,674
	Huizhou Desay Sv Automotive Co. Ltd. Class A	558,400	7,640
[2]	Huaxin Building Materials Group Co. Ltd. Class H	4,032,200	7,632
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,885,913	7,623
	Wuhan Jingce Electronic Group Co. Ltd. Class A	269,353	7,601
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	5,060,612	7,582
	Puya Semiconductor Shanghai Co. Ltd. Class A	144,547	7,576
	Ruijie Networks Co. Ltd. Class A	436,016	7,571
*	Kunlun Tech Co. Ltd. Class A	1,184,287	7,562
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	10,033,643	7,538
	Yunnan Yuntianhua Co. Ltd. Class A	1,704,930	7,533
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	20,876,042	7,490
	China National Chemical Engineering Co. Ltd. Class A	6,433,845	7,470
	Huafon Chemical Co. Ltd. Class A	4,580,566	7,446
	Tuya Inc. ADR	4,427,941	7,439
	Nanya New Material Technology Co. Ltd. Class A	230,375	7,418
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	769,471	7,404
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	787,800	7,395
*	Shenyang Fortune Precision Equipment Co. Ltd. Class A	302,850	7,381
*	JoulWatt Technology Co. Ltd. Class A	437,357	7,369
	ENN Natural Gas Co. Ltd. Class A	2,771,400	7,309
	Tongkun Group Co. Ltd. Class A	2,202,499	7,307
*	Wuhan Guide Infrared Co. Ltd. Class A	3,910,544	7,291
	Zhejiang Chint Electrics Co. Ltd. Class A	1,944,446	7,268
	Eve Energy Co. Ltd. Class A	903,492	7,265
*	Daqo New Energy Corp. ADR	596,962	7,265
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	2,234,270	7,252
	China Overseas Grand Oceans Group Ltd.	23,086,142	7,213
	Huayu Automotive Systems Co. Ltd. Class A	2,887,793	7,209
	Advanced Fiber Resources Zhuhai Ltd. Class A	238,655	7,204
	Great Wall Motor Co. Ltd. Class A	2,892,100	7,203
*	Tongwei Co. Ltd. Class A	4,158,685	7,196
[2]	Gushengtang Holdings Ltd.	1,910,700	7,178
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	3,368,586	7,161
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,787,863	7,141
*	CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,266,774	7,136
	Shanghai International Port Group Co. Ltd. Class A	9,085,334	7,121
	Haohua Chemical Science & Technology Co. Ltd. Class A	1,203,670	7,117
	Asymchem Laboratories Tianjin Co. Ltd. Class A	313,405	7,084
	Livzon Pharmaceutical Group Inc. Class H	2,137,753	7,080
	Tianshui Huatian Technology Co. Ltd. Class A	3,087,419	7,077
	Nantong Jianghai Capacitor Co. Ltd. Class A	814,808	7,074
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,053,288	7,066
[2]	Tongguan Gold Group Ltd.	26,888,000	7,064
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	3,029,197	7,061
[2]	JF SmartInvest Holdings Ltd.	1,844,000	7,057
*	Yunnan Energy New Material Group Co. Ltd. Class A	902,835	7,037
	Sangfor Technologies Inc. Class A	391,879	7,013
[1,2]	Blue Moon Group Holdings Ltd.	17,305,500	7,004
	Industrial Securities Co. Ltd. Class A	7,788,751	6,973
	Huadian New Energy Group Co. Ltd. Class A	11,046,021	6,955
	Shanghai Putailai New Energy Technology Group Co. Ltd.	1,970,444	6,949
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,703,000	6,927
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,140,222	6,915
	China Rare Earth Resources & Technology Co. Ltd. Class A	974,500	6,910
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,211,692	6,909
	Beijing Compass Technology Development Co. Ltd. Class A	565,575	6,908
	Gotion High-tech Co. Ltd. Class A	1,633,369	6,906
*,2	Minimax Group Inc.	236,200	6,891
	Sinofert Holdings Ltd.	41,494,032	6,867
	Empyrean Technology Co. Ltd. Class A	531,300	6,865
	Huadong Medicine Co. Ltd. Class A	1,587,847	6,854
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	415,756	6,853
*,2	China Modern Dairy Holdings Ltd.	36,254,299	6,847
	Qingdao TGOOD Electric Co. Ltd. Class A	1,320,116	6,843
	Shenzhen Kedali Industry Co. Ltd. Class A	253,900	6,837
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,432,596	6,820
	FinVolution Group ADR	1,405,692	6,818

		Shares	Market Value ($000)
	Jiangsu Etern Co. Ltd. Class A	1,441,170	6,818
	Zhejiang Cfmoto Power Co. Ltd. Class A	149,400	6,781
	Wolong Electric Group Co. Ltd. Class A	1,437,939	6,754
	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	876,850	6,731
	China Lesso Group Holdings Ltd.	12,947,317	6,677
	Zhongtai Securities Co. Ltd. Class A	7,970,170	6,664
*	Seazen Group Ltd.	36,148,101	6,629
*	BeOne Medicines Ltd. Class A	173,725	6,615
[1,2]	Yixin Group Ltd.	38,614,000	6,579
	SDIC Capital Co. Ltd. Class A	6,795,728	6,567
	Changjiang Securities Co. Ltd. Class A	5,113,710	6,516
	Huadian Power International Corp. Ltd. Class A	9,107,240	6,492
	Shenzhen Capchem Technology Co. Ltd. Class A	700,720	6,487
	Sihuan Pharmaceutical Holdings Group Ltd.	56,518,595	6,476
	BOE Technology Group Co. Ltd. Class B	10,392,841	6,468
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	44,806,131	6,467
	Caitong Securities Co. Ltd. Class A	5,208,795	6,463
	JCHX Mining Management Co. Ltd. Class A	585,869	6,455
	JinkoSolar Holding Co. Ltd. ADR	424,848	6,432
	Guangshen Railway Co. Ltd. Class H	21,953,093	6,411
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,531,970	6,397
*	Metallurgical Corp. of China Ltd. Class A	15,873,243	6,393
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	9,082,900	6,373
[2]	Tiangong International Co. Ltd.	17,007,224	6,368
	China XD Electric Co. Ltd. Class A	3,219,507	6,365
*,1,2	Alphamab Oncology	6,686,000	6,362
	Fujian Wanchen Food Group Co. Ltd. Class A	196,500	6,356
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,680,962	6,345
*	Canmax Technologies Co. Ltd. Class A	785,175	6,299
	Guolian Minsheng Securities Co. Ltd. Class A	4,710,600	6,287
	Shenzhen Han's CNC Technology Co. Ltd. Class A	181,460	6,259
	Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	130,078	6,251
	COSCO SHIPPING Development Co. Ltd. Class H	52,549,927	6,240
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	6,240
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,085,396	6,229
	First Tractor Co. Ltd. Class H	5,485,706	6,212
	Spring Airlines Co. Ltd. Class A	889,236	6,201
[2]	Tianneng Power International Ltd.	9,590,156	6,200
	Tsingtao Brewery Co. Ltd. Class A	746,013	6,191
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,269,438	6,191
	Sailun Group Co. Ltd. Class A	2,949,675	6,189
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,463,897	6,158
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,748,002	6,149
*	Dosilicon Co. Ltd. Class A	407,578	6,144
*	Guangdong Provincial Expressway Development Co. Ltd. Class B	4,869,436	6,134
	Jiujiang Defu Technology Co. Ltd. Class A	623,300	6,133
*	Vnet Group Inc. Class A ADR	854,763	6,129
[2]	Towngas Smart Energy Co. Ltd.	13,688,000	6,109
*	Jinko Solar Co. Ltd. Class A	9,507,900	6,104
	Goneo Group Co. Ltd. Class A	986,876	6,100
*	China Greatwall Technology Group Co. Ltd. Class A	2,988,788	6,078
*	Beijing Yandong Microelectronic Co. Ltd. Class A	817,346	6,031
	Dongxing Securities Co. Ltd. Class A	2,936,214	6,014
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	1,277,986	5,966
	Zhejiang Longsheng Group Co. Ltd. Class A	3,028,972	5,955
	Hundsun Technologies Inc. Class A	1,743,439	5,922
*	Loongson Technology Corp. Ltd. Class A	375,669	5,918
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,007,867	5,907
	Shenergy Co. Ltd. Class A	4,654,659	5,893
	Citic Pacific Special Steel Group Co. Ltd. Class A	2,650,899	5,879
[2,3]	Fu Shou Yuan International Group Ltd.	17,419,913	5,864
[2]	China Resources Beverage Holdings Co. Ltd.	5,631,800	5,822
[1]	Topsports International Holdings Ltd.	33,630,000	5,815
*	Youdao Inc. ADR	345,764	5,809
[2]	West China Cement Ltd.	25,406,438	5,804
	Zheshang Securities Co. Ltd. Class A	4,098,769	5,804
	China BlueChemical Ltd. Class H	21,434,568	5,788
*	Remegen Co. Ltd. Class A	345,875	5,785
	Suzhou Maxwell Technologies Co. Ltd. Class A	261,585	5,762
*,1,2	Hygeia Healthcare Holdings Co. Ltd.	4,529,884	5,750

		Shares	Market Value ($000)
*	Suzhou Everbright Photonics Co. Ltd. Class A	171,509	5,749
	Kingfa Sci & Tech Co. Ltd. Class A	2,499,323	5,723
	Zhejiang Hailiang Co. Ltd. Class A	2,101,916	5,723
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	367,940	5,712
	Beijing Yanjing Brewery Co. Ltd. Class A	2,979,280	5,705
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,486,164	5,689
	Huaan Securities Co. Ltd. Class A	5,022,041	5,680
*	Zhongsheng Group Holdings Ltd.	9,783,406	5,660
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	555,300	5,656
	EverProX Technologies Co. Ltd. Class A	272,600	5,655
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	14,634,315	5,646
	Shanghai Electric Power Co. Ltd. Class A	2,632,823	5,644
	Amlogic Shanghai Co. Ltd. Class A	390,338	5,631
	Huaibei Mining Holdings Co. Ltd. Class A	2,514,500	5,630
	Henan Shijia Photons Technology Co. Ltd. Class A	420,846	5,614
	Shenzhen SEICHI Technologies Co. Ltd. Class A	92,420	5,613
*,2	COFCO Joycome Foods Ltd.	39,021,000	5,573
	Qilu Bank Co. Ltd. Class A	5,873,172	5,544
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,719,825	5,533
	Health & Happiness H&H International Holdings Ltd.	2,844,451	5,528
	MaxOne Semiconductor Suzhou Co. Ltd. Class A	84,958	5,522
*	Zhongji Innolight Co. Ltd. Class H	42,050	5,512
	Isoftstone Information Technology Group Co. Ltd. Class A	967,300	5,500
	Dazhong Mining Co. Ltd. Class A	1,433,656	5,495
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	779,344	5,453
	Shanghai Baosight Software Co. Ltd. Class A	1,978,306	5,451
*	CICT Mobile Communication Technology Co. Ltd. Class A	3,109,504	5,443
*	Maxscend Microelectronics Co. Ltd. Class A	540,161	5,423
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	7,408,195	5,418
*	Hubei Feilihua Quartz Glass Co. Ltd. Class A	501,224	5,406
	Hangzhou Tigermed Consulting Co. Ltd. Class A	726,449	5,383
	Anhui Gujing Distillery Co. Ltd. Class A	383,081	5,382
	Shandong Sun Paper Industry JSC Ltd. Class A	2,490,100	5,373
*,2	DPC Dash Ltd.	1,057,000	5,360
*	Beijing Capital International Airport Co. Ltd. Class H	24,390,447	5,348
	CSI Solar Co. Ltd. Class A	3,436,254	5,344
*	Orbbec Inc. Class A	384,756	5,338
	Ecovacs Robotics Co. Ltd. Class A	593,287	5,336
	SooChow Securities Co. Ltd. Class A	4,437,019	5,336
	QuantumCTek Co. Ltd. Class A	93,691	5,333
	Sigmastar Technology Ltd. Class A	318,700	5,331
	China Datang Corp. Renewable Power Co. Ltd. Class H	32,615,000	5,323
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	5,958,912	5,319
	LB Group Co. Ltd. Class A	2,194,367	5,318
*	SICC Co. Ltd. Class A	413,936	5,300
	Goldenmax International Group Ltd. Class A	702,800	5,296
	Beijing HyperStrong Technology Co. Ltd. Class A	175,138	5,295
*	ASR Microelectronics Co. Ltd. Class A	382,105	5,292
	Shanghai Stonehill Technology Co. Ltd. Class A	5,275,454	5,284
*	Founder Technology Group Corp. Class A	3,885,000	5,274
	Moon Environment Technology Co. Ltd. Class A	1,008,869	5,269
*	Chongqing Afari Technology Co. Ltd. Class A	4,261,100	5,257
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	4,132,000	5,253
*	Yonyou Network Technology Co. Ltd. Class A	3,190,326	5,253
[1]	AK Medical Holdings Ltd.	7,449,000	5,246
	Innovation New Material Technology Co. Ltd. Class A	9,452,900	5,245
	Hangzhou First Applied Material Co. Ltd. Class A	2,409,926	5,235
[1]	China East Education Holdings Ltd.	9,027,500	5,230
[2]	Sichuan Expressway Co. Ltd. Class H	8,477,276	5,225
	Poly Property Group Co. Ltd.	26,888,038	5,214
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	584,493	5,214
	Do-Fluoride New Materials Co. Ltd. Class A	1,122,990	5,210
	Sinopec Kantons Holdings Ltd.	10,952,075	5,204
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	731,741	5,193
	Smartsens Technology Shanghai Co. Ltd. Class A	380,548	5,182
	Hangcha Group Co. Ltd. Class A	1,243,812	5,174
	Nanjing Securities Co. Ltd. Class A	5,096,010	5,167
	Shenzhen Expressway Corp. Ltd. Class H	5,953,170	5,163
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,563,129	5,161
	Bank of Suzhou Co. Ltd. Class A	4,084,070	5,142

		Shares	Market Value ($000)
	Red Avenue New Materials Group Co. Ltd. Class A	640,600	5,142
*	Tianfeng Securities Co. Ltd. Class A	9,345,260	5,141
	Q Technology Group Co. Ltd.	5,856,424	5,134
	Beijing Jingneng Clean Energy Co. Ltd. Class H	20,801,531	5,120
	CIG Shanghai Co. Ltd. Class A	265,100	5,112
	CNGR Advanced Material Co. Ltd. Class A	847,740	5,110
	Yunnan Copper Co. Ltd. Class A	2,170,600	5,097
[2]	Flat Glass Group Co. Ltd. Class H	5,737,000	5,092
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,246,712	5,092
	Jiangsu Financial Leasing Co. Ltd. Class A	5,254,790	5,091
	Wanxiang Qianchao Co. Ltd. Class A	3,064,079	5,089
*	Baiyin Nonferrous Group Co. Ltd. Class A	6,893,700	5,087
	China National Uranium Co. Ltd. Class A	548,300	5,073
*	GalaxyCore Inc. Class A	2,293,378	5,061
*	Lufax Holding Ltd. ADR	3,239,978	5,054
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	5,235,065	5,043
	Bank of Changsha Co. Ltd. Class A	3,568,288	5,041
	Cinda Securities Co. Ltd. Class A	2,051,900	5,039
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	250,300	5,037
	Wuxi Taiji Industry Ltd. Co. Class A	1,974,951	5,021
	Hunan Gold Corp. Ltd. Class A	1,467,792	5,008
	Hangzhou GreatStar Industrial Co. Ltd.	1,128,300	4,999
*	Siasun Robot & Automation Co. Ltd. Class A	2,193,451	4,994
	Songcheng Performance Development Co. Ltd. Class A	5,345,651	4,992
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,009,953	4,983
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,618,800	4,983
	China Railway Signal & Communication Corp. Ltd. Class A	6,583,390	4,981
	Neway Valve Suzhou Co. Ltd. Class A	735,909	4,975
	Jiangsu Leadmicro Nano Technology Co. Ltd. Class A	388,989	4,970
*	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,805,500	4,967
	Keda Industrial Group Co. Ltd. Class A	2,033,015	4,963
	Kingnet Network Co. Ltd. Class A	1,947,732	4,954
	Sichuan EM Technology Co. Ltd. Class A	972,722	4,954
*,1,2	Yidu Tech Inc.	8,488,300	4,953
*	Yangzijiang Financial Holding Ltd.	30,101,698	4,934
	Sichuan New Energy Power Co. Ltd. Class A	2,719,378	4,929
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	352,522	4,929
	Beijing Enlight Media Co. Ltd. Class A	2,782,603	4,910
	Shenghe Resources Holding Co. Ltd. Class A	1,601,530	4,909
	Shanghai Huace Navigation Technology Ltd. Class A	1,166,356	4,903
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	2,160,268	4,894
	Guoyuan Securities Co. Ltd. Class A	4,495,710	4,889
	Beijing Jingneng Power Co. Ltd. Class A	5,684,803	4,853
	SSY Group Ltd.	15,977,775	4,842
	Shenzhen Sunlord Electronics Co. Ltd. Class A	764,078	4,830
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,126,550	4,813
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,284,292	4,811
	CGN New Energy Holdings Co. Ltd.	16,158,000	4,806
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	4,093,555	4,799
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,128,577	4,798
	Angel Yeast Co. Ltd. Class A	771,781	4,796
	Beijing Tong Ren Tang Co. Ltd. Class A	1,227,694	4,790
*	Sichuan Hongda Co. Ltd. Class A	2,573,900	4,783
	Zhejiang Yinlun Machinery Co. Ltd. Class A	840,200	4,781
	Youngor Fashion Co. Ltd. Class A	4,107,180	4,781
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	668,176	4,781
	Guanghui Energy Co. Ltd. Class A	5,898,015	4,780
	Sunwoda Electronic Co. Ltd. Class A	1,691,280	4,774
[1,2]	Everbright Securities Co. Ltd. Class H	4,930,600	4,771
	Central China Securities Co. Ltd. Class A	7,710,700	4,764
	Wangsu Science & Technology Co. Ltd. Class A	2,270,857	4,728
	Andon Health Co. Ltd. Class A	465,756	4,719
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	1,211,069	4,718
	Hainan Airport Infrastructure Co. Ltd. Class A	10,866,600	4,718
	Hisense Visual Technology Co. Ltd. Class A	1,168,562	4,703
	PAX Global Technology Ltd.	9,316,436	4,684
	Sinomine Resource Group Co. Ltd. Class A	668,872	4,659
	Yuexiu Transport Infrastructure Ltd.	9,824,501	4,655
*	Wintime Energy Group Co. Ltd. Class A	19,876,200	4,648
	Chengtun Mining Group Co. Ltd. Class A	2,946,130	4,637

		Shares	Market Value ($000)
	GEM Co. Ltd. Class A	4,666,040	4,628
	Western Superconducting Technologies Co. Ltd. Class A	592,494	4,626
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,135,457	4,624
	Suzhou Kematek Inc. Class A	368,800	4,615
	L&K Engineering Suzhou Co. Ltd. Class A	210,300	4,615
	Shenzhen MTC Co. Ltd. Class A	4,195,955	4,606
	Dong-E-E-Jiao Co. Ltd. Class A	568,767	4,602
*	China Vanke Co. Ltd. Class A	9,280,567	4,597
	Wuchan Zhongda Group Co. Ltd. Class A	6,148,915	4,589
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,970,999	4,583
*,3	Hopson Development Holdings Ltd.	13,568,793	4,568
*	Talkweb Information System Co. Ltd. Class A	1,190,156	4,567
	Intco Medical Technology Co. Ltd. Class A	609,870	4,559
	Xinfengming Group Co. Ltd. Class A	1,571,151	4,548
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	250,552	4,527
	All Winner Technology Co. Ltd. Class A	908,710	4,502
	Ningbo Orient Wires & Cables Co. Ltd. Class A	738,478	4,501
	Imeik Technology Development Co. Ltd. Class A	278,284	4,498
*	Trina Solar Co. Ltd. Class A	2,227,988	4,483
	Hoshine Silicon Industry Co. Ltd. Class A	903,320	4,479
	Changchun High-Tech Industry Group Co. Ltd. Class A	372,868	4,477
	Beijing Sifang Automation Co. Ltd. Class A	796,339	4,465
*	Sichuan Changhong Electric Co. Ltd. Class A	4,342,738	4,464
	Cathay Biotech Inc. Class A	660,442	4,450
*	Skyworth Group Ltd.	7,989,212	4,449
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	2,656,401	4,448
	China Great Wall Securities Co. Ltd. Class A	3,586,400	4,416
*	Xinjiang Daqo New Energy Co. Ltd. Class A	1,641,824	4,405
	Tong Ren Tang Technologies Co. Ltd. Class H	9,800,132	4,396
	BOC International China Co. Ltd. Class A	2,502,027	4,384
	Beibuwan Port Co. Ltd. Class A	2,380,700	4,379
	Guobo Electronics Co. Ltd. Class A	407,744	4,368
	Grinm Advanced Materials Co. Ltd. Class A	834,800	4,362
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	3,749,570	4,357
	Leo Group Co. Ltd. Class A	6,333,011	4,348
	Beijing Originwater Technology Co. Ltd. Class A	8,225,599	4,338
	Sealand Securities Co. Ltd. Class A	7,611,795	4,331
*	Swancor Advanced Materials Co. Ltd. Class A	185,744	4,329
	Sinolink Securities Co. Ltd. Class A	3,343,200	4,329
[1,2]	Linklogis Inc. Class B	16,697,500	4,328
	Guocheng Mining Co. Ltd. Class A	1,048,500	4,327
*	New Hope Liuhe Co. Ltd. Class A	4,173,245	4,327
	Loncin Motor Co. Ltd. Class A	1,978,850	4,308
	China Foods Ltd.	9,777,153	4,303
	FSPG Hi-Tech Co. Ltd. Class A	2,404,895	4,302
	APT Medical Inc. Class A	127,379	4,291
	Beijing New Building Materials plc Class A	1,496,197	4,276
	Nanjing Iron & Steel Co. Ltd. Class A	5,732,200	4,269
	Mango Excellent Media Co. Ltd. Class A	1,753,529	4,252
	TangShan Port Group Co. Ltd. Class A	5,903,883	4,241
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	4,531,850	4,240
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,318,562	4,237
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	631,984	4,231
[2]	China Resources Building Materials Technology Holdings Ltd.	29,617,076	4,226
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	6,349,390	4,215
	China Shineway Pharmaceutical Group Ltd.	4,053,885	4,208
	Far East Smarter Energy Co. Ltd. Class A	2,137,960	4,203
	Xiamen Faratronic Co. Ltd. Class A	206,363	4,181
	Hubei Energy Group Co. Ltd. Class A	5,969,645	4,175
*,2	Maanshan Iron & Steel Co. Ltd. Class H	19,124,000	4,171
*,1	CanSino Biologics Inc. Class H	1,405,400	4,169
*	China National Software & Service Co. Ltd. Class A	853,758	4,167
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	823,700	4,163
	Eastern Air Logistics Co. Ltd. Class A	1,645,791	4,160
	Hainan Jinpan Smart Technology Co. Ltd. Class A	436,926	4,157
[2]	Chervon Holdings Ltd.	1,711,000	4,155
	FAW Jiefang Group Co. Ltd. Class A	4,304,544	4,143
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,141,976	4,136
	3peak Inc. Class A	125,466	4,134
	Sun Art Retail Group Ltd.	27,180,500	4,131

		Shares	Market Value ($000)
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	464,949	4,131
	Glarun Technology Co. Ltd. Class A	1,151,207	4,121
	Anhui Yingliu Electromechanical Co. Ltd. Class A	647,980	4,110
	Joinn Laboratories China Co. Ltd. Class A	665,900	4,093
	HLA Group Corp. Ltd. Class A	4,369,110	4,078
*	Yonghui Superstores Co. Ltd. Class A	8,364,735	4,074
	Jiangsu Hoperun Software Co. Ltd. Class A	727,246	4,067
	Sunresin New Materials Co. Ltd. Class A	468,748	4,064
	Linktel Technologies Co. Ltd. Class A	124,380	4,062
*	Bohai Leasing Co. Ltd. Class A	6,012,900	4,053
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,928,817	4,029
	Jiangsu Azure Corp. Class A	1,703,110	4,008
	JL Mag Rare-Earth Co. Ltd. Class A	1,057,072	4,005
	NetDragon Websoft Holdings Ltd.	3,888,638	3,997
	Huaxin Building Materials Group Co. Ltd. Class A	1,205,964	3,985
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	7,402,300	3,982
	Fujian Funeng Co. Ltd. Class A	2,467,473	3,971
	Zhejiang Dingli Machinery Co. Ltd. Class A	453,548	3,968
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	15,380,677	3,967
	Shenzhen Honor Electronic Co. Ltd. Class A	150,998	3,947
	Western Securities Co. Ltd. Class A	3,940,319	3,945
	Bestechnic Shanghai Co. Ltd. Class A	215,027	3,939
	Ningbo Joyson Electronic Corp. Class A	1,291,666	3,937
	Beijing Roborock Technology Co. Ltd. Class A	238,395	3,935
*	VOYAH Automobile Technology Co. Ltd. Class H	10,614,990	3,920
[1,2]	Joinn Laboratories China Co. Ltd. Class H	1,379,463	3,909
[2]	Shanghai Chicmax Cosmetic Co. Ltd. Class H	1,028,100	3,901
	Henan Pinggao Electric Co. Ltd. Class A	1,332,614	3,896
	Oriental Pearl Group Co. Ltd. Class A	3,191,389	3,889
	Wuhan DR Laser Technology Corp. Ltd. Class A	264,901	3,883
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	930,515	3,874
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	677,600	3,871
	Zhejiang Taotao Vehicles Co. Ltd. Class A	103,250	3,869
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	433,634	3,868
	Thunder Software Technology Co. Ltd. Class A	430,627	3,862
*	Ningbo Shanshan Co. Ltd. Class A	2,043,858	3,856
	Geovis Technology Co. Ltd. Class A	776,683	3,849
	Wuhan Dameng Database Co. Ltd. Class A	108,130	3,843
	G-bits Network Technology Xiamen Co. Ltd. Class A	66,600	3,837
	AVIC Chengdu UAS Co. Ltd. Class A	636,040	3,836
	IRICO Display Devices Co. Ltd. Class A	3,321,001	3,829
	Fulin Precision Co. Ltd. Class A	1,656,960	3,828
	Henan Zhongfu Industry Co. Ltd. Class A	3,819,400	3,826
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	1,159,800	3,817
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	259,818	3,815
*	Guangzhou Automobile Group Co. Ltd. Class A	4,664,900	3,815
	First Capital Securities Co. Ltd. Class A	3,911,820	3,806
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,558,935	3,798
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	302,933	3,790
[2]	Central China Securities Co. Ltd. Class H	17,151,000	3,786
	Southwest Securities Co. Ltd. Class A	6,090,787	3,773
*	Goke Microelectronics Co. Ltd. Class A	196,649	3,766
	Suzhou Tianmai Thermal Technology Co. Ltd. Class A	113,087	3,761
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,238,900	3,760
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	340,755	3,745
	T&S Communications Co. Ltd. Class A	222,500	3,743
	COFCO Sugar Holding Co. Ltd. Class A	1,989,349	3,699
[2]	China Risun Group Ltd.	15,609,000	3,697
	Shanxi Securities Co. Ltd. Class A	4,600,620	3,689
	Sinotruk Jinan Truck Co. Ltd. Class A	1,070,339	3,680
	Hisense Home Appliances Group Co. Ltd. Class A	906,151	3,679
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	8,472,300	3,673
	China Coal Xinji Energy Co. Ltd. Class A	2,532,700	3,673
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	310,832	3,662
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,462,669	3,662
	North Copper Co. Ltd. Class A	1,841,200	3,658
*	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,692,800	3,652
[2]	China Resources Medical Holdings Co. Ltd.	11,274,789	3,651
*	Estun Automation Co. Ltd. Class A	825,074	3,639
	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	598,400	3,638

		Shares	Market Value ($000)
	Anjoy Foods Group Co. Ltd. Class A	272,798	3,630
*	Shanghai Junshi Biosciences Co. Ltd. Class A	670,708	3,626
*	CCOOP Group Co. Ltd. Class A	17,214,100	3,620
	Hunan Valin Steel Co. Ltd. Class A	6,205,800	3,619
	Shandong Hi-speed Co. Ltd. Class A	2,150,754	3,616
*,1,2	Hangzhou SF Intra-City Industrial Co. Ltd. Class H	3,299,000	3,605
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	791,064	3,591
*	Chengxin Lithium Group Co. Ltd. Class A	858,574	3,582
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	3,758,682	3,581
	Dajin Heavy Industry Co. Ltd. Class A	610,500	3,569
	Ningbo Zhoushan Port Co. Ltd. Class A	6,919,763	3,567
	Yifeng Pharmacy Chain Co. Ltd. Class A	1,058,248	3,564
[2]	Yanlord Land Group Ltd.	6,670,760	3,563
	Anhui Yingjiagongjiu Co. Ltd. Class A	618,043	3,559
*,1	China Bohai Bank Co. Ltd. Class H	34,462,490	3,559
	Xiamen C & D Inc. Class A	2,672,900	3,555
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	1,886,414	3,554
	Grandblue Environment Co. Ltd. Class A	774,060	3,548
*	Sensteed Hi-tech Group Class A	8,982,700	3,537
	GCL Energy Technology Co. Ltd. Class A	1,583,400	3,535
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,932,134	3,535
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	128,090	3,534
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,887,900	3,534
*	Shanghai Vital Microtech Co. Ltd.	916,696	3,532
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	489,561	3,529
*	Seazen Holdings Co. Ltd. Class A	2,118,373	3,526
	Digital China Group Co. Ltd. Class A	986,861	3,522
	Offshore Oil Engineering Co. Ltd. Class A	4,157,270	3,522
	Guangzhou Haige Communications Group Inc. Co. Class A	2,383,247	3,520
	Zhejiang Sling Intelligent Drive Group Co. Ltd.	328,135	3,508
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,835,827	3,502
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,412,947	3,500
	Liaoning Port Co. Ltd. Class A	15,634,408	3,496
	Ming Yang Smart Energy Group Ltd. Class A	2,120,506	3,496
*	J-Yuan Trust Co. Ltd. Class A	9,212,800	3,495
	Shenzhen Energy Group Co. Ltd. Class A	3,624,670	3,489
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	3,487
*	EHang Holdings Ltd. ADR	678,203	3,479
	COFCO Capital Holdings Co. Ltd. Class A	2,529,357	3,472
[1,2]	Maoyan Entertainment	6,010,600	3,466
	iRay Group Class A	277,838	3,458
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	2,296,892	3,454
	CNOOC Energy Technology & Services Ltd. Class A	5,960,600	3,449
	Shaanxi Energy Investment Co. Ltd. Class A	2,226,167	3,449
*	Xiangcai Co. Ltd. Class A	2,668,300	3,448
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,810,721	3,444
	Infore Environment Technology Group Co. Ltd. Class A	2,942,026	3,423
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,302,907	3,419
	Hangzhou Lion Microelectronics Co. Ltd. Class A	624,125	3,417
*,2	China Education Group Holdings Ltd.	14,072,724	3,415
	Qingdao Port International Co. Ltd. Class A	2,551,700	3,414
*	Forehope Electronic Ningbo Co. Ltd. Class A	398,257	3,409
	Western Region Gold Co. Ltd. Class A	900,700	3,401
	Jointown Pharmaceutical Group Co. Ltd. Class A	4,454,220	3,398
	Guangzhou Development Group Inc. Class A	3,577,640	3,393
*	Venustech Group Inc. Class A	1,630,600	3,384
	Hualan Biological Engineering Inc. Class A	1,696,823	3,379
	Shenzhen Huaqiang Industry Co. Ltd. Class A	1,045,536	3,373
	Zhende Medical Co. Ltd. Class A	250,200	3,372
*	OFILM Group Co. Ltd. Class A	3,150,625	3,368
	COSCO SHIPPING Development Co. Ltd. Class A	9,198,776	3,362
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	6,799,000	3,351
*	JA Solar Technology Co. Ltd. Class A	3,010,420	3,349
	China Rare Earth Nonferrous Metals Co. Ltd. Class A	312,920	3,348
	Huali Industrial Group Co. Ltd. Class A	635,048	3,343
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,398,256	3,339
*,2	Sinopec Oilfield Service Corp. Class H	40,458,608	3,337
	Sinomach Precision Industry Group Co. Ltd. Class A	533,700	3,330
	Beijing Sinnet Technology Co. Ltd. Class A	1,664,946	3,328
	POCO Holding Co. Ltd. Class A	385,812	3,321

		Shares	Market Value ($000)
*	Shui On Land Ltd.	48,162,500	3,320
	Luxi Chemical Group Co. Ltd. Class A	1,772,508	3,317
	Espressif Systems Shanghai Co. Ltd. Class A	217,713	3,312
	Xiamen Amoytop Biotech Co. Ltd. Class A	382,659	3,309
	XTC New Energy Materials Xiamen Co. Ltd. Class A	484,389	3,300
*	BAIC Foton Motor Co. Ltd. Class A	7,061,885	3,295
	Ginlong Technologies Co. Ltd. Class A	372,898	3,294
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,040,144	3,291
	ZCZL Industrial Technology Group Co. Ltd.	1,375,325	3,290
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,700,192	3,287
	Shenzhen Goodix Technology Co. Ltd. Class A	422,604	3,280
	By-health Co. Ltd. Class A	2,117,406	3,277
	Juneyao Airlines Co. Ltd. Class A	1,988,669	3,266
	Jiangsu Expressway Co. Ltd. Class A	1,809,098	3,265
	Fujian Longking Co. Ltd. Class A	1,236,100	3,264
*	Hunan Silver Co. Ltd. Class A	2,762,100	3,263
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,221	3,261
	Castech Inc. Class A	449,540	3,261
	AECC Aero-Engine Control Co. Ltd. Class A	1,216,500	3,261
*	Quzhou Xin'an Development Co. Ltd. Class A	7,659,354	3,256
	Xuji Electric Co. Ltd. Class A	962,100	3,252
	Zhefu Holding Group Co. Ltd. Class A	4,762,490	3,251
	Hubei Zhenhua Chemical Co. Ltd. Class A	703,788	3,245
	Olympic Circuit Technology Co. Ltd. Class A	695,200	3,241
	Qingdao East Steel Tower Stock Co. Ltd. Class A	1,165,800	3,240
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	814,621	3,240
[2]	Xinyi Energy Holdings Ltd.	28,236,600	3,237
	YongXing Special Materials Technology Co. Ltd. Class A	483,578	3,229
*	Gosuncn Technology Group Co. Ltd. Class A	4,678,992	3,223
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,312,036	3,223
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,087,201	3,219
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	424,928	3,212
*	Guosheng Securities Inc. Class A	1,795,092	3,210
	Intsig Information Co. Ltd. Class A	187,643	3,206
	CECEP Wind-Power Corp. Class A	6,106,510	3,198
	Jiangsu Yangnong Chemical Co. Ltd. Class A	381,300	3,196
*	Pacific Securities Co. Ltd. Class A	6,208,755	3,185
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,394,921	3,179
	Ningbo Zhenyu Technology Co. Ltd. Class A	238,036	3,174
*	Pantum Technology Co. Ltd.	1,256,227	3,164
	Jiangxi Jovo Energy Co. Ltd. Class A	670,400	3,163
	Guangdong Aofei Data Technology Co. Ltd. Class A	953,508	3,162
[1,2]	AsiaInfo Technologies Ltd.	5,412,800	3,142
*	Gaotu Techedu Inc. ADR	1,726,078	3,141
	Chongqing Brewery Co. Ltd. Class A	455,451	3,139
	China Film Group Co. Ltd. Class A	1,696,205	3,136
	Tsinghua Tongfang Co. Ltd. Class A	2,976,608	3,135
	Bethel Automotive Safety Systems Co. Ltd. Class A	809,986	3,134
	China Oilfield Services Ltd. Class A	1,667,800	3,127
	Shaanxi Sirui Advanced Materials Co. Ltd. Class A	760,419	3,123
*	DingDong Cayman Ltd. ADR	1,214,608	3,122
	Betta Pharmaceuticals Co. Ltd. Class A	365,500	3,112
	Capital Securities Co. Ltd. Class A	1,432,600	3,108
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	947,996	3,106
	DHC Software Co. Ltd. Class A	2,893,900	3,104
	Xi'an Bright Laser Technologies Co. Ltd. Class A	257,194	3,102
	Minmetals Capital Co. Ltd. Class A	4,164,860	3,099
	Quectel Wireless Solutions Co. Ltd. Class A	462,222	3,098
	Hongta Securities Co. Ltd. Class A	2,934,580	3,095
	Sinotrans Ltd. Class A	3,189,865	3,093
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	1,012,924	3,090
*	Addsino Co. Ltd. Class A	1,473,000	3,088
	Beijing Easpring Material Technology Co. Ltd. Class A	500,700	3,087
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	3,085
	Guangdong Hongda Holdings Group Co. Ltd. Class A	740,258	3,079
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	833,100	3,077
	Zhejiang Rongtai Electric Material Co. Ltd. Class A	453,830	3,077
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	791,417	3,073
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	900,850	3,072
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,922,856	3,071

		Shares	Market Value ($000)
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,198,565	3,062
	Beijing Ultrapower Software Co. Ltd. Class A	2,412,368	3,059
	Chengdu Xingrong Environment Co. Ltd. Class A	2,804,500	3,058
	Hesteel Co. Ltd. Class A	9,642,483	3,058
	Inner Mongolia Berun Chemical Co. Ltd. Class A	3,448,132	3,054
	Kehua Data Co. Ltd. Class A	718,765	3,053
	China Railway Construction Heavy Industry Corp. Ltd. Class A	4,786,583	3,049
[2]	Zhongyu Energy Holdings Ltd.	9,717,000	3,044
	Meihua Holdings Group Co. Ltd. Class A	2,528,400	3,042
	Hangzhou Iron & Steel Co. Class A	3,149,486	3,040
	Huaxi Securities Co. Ltd. Class A	2,433,100	3,030
	Weihai Guangwei Composites Co. Ltd. Class A	787,677	3,019
*	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	3,018
	Shanghai AtHub Co. Ltd. Class A	838,217	3,013
*	Shenzhen Infogem Technologies Co. Ltd. Class A	682,680	3,009
	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,525,675	3,002
	Yuexiu REIT	35,069,544	2,997
	STO Express Co. Ltd. Class A	1,436,275	2,995
	Jiangsu Pacific Quartz Co. Ltd. Class A	480,465	2,985
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	355,405	2,985
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,096,771	2,984
*	China First Heavy Industries Co. Ltd. Class A	6,516,775	2,982
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	525,229	2,981
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,893,766	2,980
	Qingdao Hanhe Cable Co. Ltd. Class A	2,954,404	2,979
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,085,058	2,970
	Luster LightTech Co. Ltd. Class A	470,559	2,970
	Guangzhou Haozhi Industrial Co. Ltd. Class A	315,600	2,965
*,1,2	Ocumension Therapeutics	4,583,215	2,958
*	TDG Holdings Co. Ltd. Class A	1,202,500	2,951
	China Zhenhua Group Science & Technology Co. Ltd. Class A	486,242	2,949
*	Vantone Neo Development Group Co. Ltd. Class A	1,854,110	2,941
	Weifu High-Technology Group Co. Ltd. Class B	1,901,655	2,938
*,2	Angang Steel Co. Ltd. Class H	18,718,652	2,934
	Bank of Guiyang Co. Ltd. Class A	3,421,927	2,931
	CSG Digital Power Grid Research Institute Co. Ltd. Class A	818,729	2,927
	Wasu Media Holding Co. Ltd. Class A	2,824,800	2,926
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	910,460	2,921
	Shanghai Construction Group Co. Ltd. Class A	8,322,373	2,921
	Wuxi NCE Power Co. Ltd. Class A	405,481	2,914
	Perfect World Co. Ltd. Class A	1,792,110	2,910
	Caida Securities Co. Ltd. Class A	3,058,200	2,909
	Jack Technology Co. Ltd. Class A	453,675	2,899
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	8,261,303	2,899
	Hangzhou Zhongheng Electric Co. Ltd. Class A	551,267	2,896
	Aotecar New Energy Technology Group Co. Ltd. Class A	7,621,300	2,888
	Guangzhou Baiyun International Airport Co. Ltd. Class A	2,448,313	2,878
	Xiamen Bank Co. Ltd. Class A	2,489,200	2,876
	Sai Micro Electronics Inc. Class A	693,440	2,874
	Henan Mingtai Al Industrial Co. Ltd. Class A	1,149,676	2,872
	AVICOPTER plc Class A	721,102	2,872
	Heilongjiang Agriculture Co. Ltd. Class A	1,569,405	2,869
*	Sohu.com Ltd. ADR	206,782	2,868
*,1,2	Haichang Ocean Park Holdings Ltd.	58,447,000	2,867
*	MGI Tech Co. Ltd. Class A	387,662	2,861
	China National Medicines Corp. Ltd. Class A	680,938	2,855
	Shanghai M&G Stationery Inc. Class A	820,775	2,849
	Bank of Chongqing Co. Ltd. Class A	1,679,017	2,840
	Shandong Humon Smelting Co. Ltd. Class A	1,429,400	2,840
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	346,220	2,839
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	948,950	2,838
	Sichuan Yahua Industrial Group Co. Ltd. Class A	1,093,200	2,836
	Shanghai Moons' Electric Co. Ltd. Class A	387,100	2,834
	Sinoma International Engineering Co. Class A	2,393,972	2,825
	Guizhou Chanhen Chemical Corp. Class A	552,400	2,824
	Optowide Technologies Co. Ltd. Class A	176,646	2,821
	Air China Cargo Co. Ltd. Class A	4,363,300	2,821
	CITIC Heavy Industries Co. Ltd. Class A	4,062,679	2,815
	HMT Xiamen New Technical Materials Co. Ltd. Class A	327,900	2,810
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	6,421,975	2,807

		Shares	Market Value ($000)
	Jason Furniture Hangzhou Co. Ltd. Class A	750,513	2,800
	Zhejiang XCC Group Co. Ltd. Class A	364,000	2,798
	Tian Di Science & Technology Co. Ltd. Class A	3,826,639	2,796
	Flat Glass Group Co. Ltd. Class A	1,871,400	2,794
	YUNDA Holding Group Co. Ltd. Class A	2,725,269	2,794
	China Baoan Group Co. Ltd. Class A	2,396,736	2,793
	Bank of Qingdao Co. Ltd. Class A	3,211,700	2,786
	China Wafer Level CSP Co. Ltd. Class A	648,639	2,786
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,348,835	2,784
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,124,624	2,783
	Huaihe Energy Group Co. Ltd. Class A	5,384,900	2,782
	CITIC Metal Co. Ltd. Class A	1,578,600	2,780
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	459,662	2,778
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	806,141	2,776
	SPIC Green Energy Co. Ltd. Class A	3,438,980	2,775
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	992,895	2,774
	Fujian Star-net Communication Co. Ltd. Class A	719,525	2,771
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,479,340	2,755
	Livzon Pharmaceutical Group Inc. Class A	596,681	2,752
	North Industries Group Red Arrow Co. Ltd. Class A	1,289,843	2,749
	Zhejiang Supor Co. Ltd. Class A	425,319	2,748
	Beijing Shiji Information Technology Co. Ltd. Class A	2,171,872	2,742
	Skshu Paint Co. Ltd. Class A	788,031	2,732
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	912,900	2,731
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	1,467,100	2,726
	CSG Holding Co. Ltd. Class B	14,409,195	2,718
*	Sinopec Oilfield Service Corp. Class A	8,165,700	2,711
	Walvax Biotechnology Co. Ltd. Class A	1,484,157	2,710
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	844,850	2,697
	PhiChem Corp. Class A	576,700	2,691
	INESA Intelligent Tech Inc. Class B	3,912,119	2,684
	Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	281,200	2,684
*	COL Global Co. Ltd. Class A	728,800	2,682
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	233,100	2,678
	Fangda Carbon New Material Co. Ltd. Class A	3,486,309	2,678
	Fujian Sunner Development Co. Ltd. Class A	1,079,014	2,671
	Autel Intelligent Technology Corp. Ltd. Class A	614,851	2,669
	China Railway Materials Co. Ltd. Class A	7,141,800	2,664
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	317,501	2,660
	Shenzhen SC New Energy Technology Corp. Class A	314,270	2,659
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,122,932	2,658
	Ningbo Jintian Copper Group Co. Ltd. Class A	1,826,956	2,658
*	China International Marine Containers Group Co. Ltd. Class A	2,069,580	2,656
*	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	639,165	2,649
	State Grid Information & Communication Co. Ltd. Class A	1,141,900	2,645
	Tianjin Port Co. Ltd. Class A	4,026,571	2,643
*	Liaoning Cheng Da Co. Ltd. Class A	1,639,520	2,641
	Northeast Securities Co. Ltd. Class A	2,199,858	2,641
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	369,581	2,639
*,1	BAIC Motor Corp. Ltd. Class H	23,749,593	2,638
	NBTM New Materials Group Co. Ltd. Class A	672,048	2,636
	INESA Intelligent Tech Inc. Class A	1,006,390	2,635
	StarPower Semiconductor Ltd. Class A	221,600	2,635
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	884,542	2,630
	Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	154,097	2,629
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	372,926	2,623
	Oppein Home Group Inc. Class A	508,488	2,622
	Beijing E-Town Semiconductor Technology Co. Ltd. Class A	759,768	2,614
*	Henan Yuneng Holdings Co. Ltd. Class A	1,472,000	2,610
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	387,400	2,606
	Easy Click Worldwide Network Technology Co. Ltd. Class A	576,680	2,604
*,2	Shenzhen Investment Ltd.	30,022,949	2,602
	Nanjing Tanker Corp. Class A	4,814,880	2,598
	China South Publishing & Media Group Co. Ltd. Class A	1,595,249	2,598
	Jiayou International Logistics Co. Ltd. Class A	1,345,916	2,594
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	6,128,740	2,592
	Shenzhen FRD Science & Technology Co. Ltd. Class A	553,619	2,591
*	Jushri Technologies Inc. Class A	602,800	2,591
[1,2]	Medlive Technology Co. Ltd.	2,603,500	2,590
*	Qi An Xin Technology Group Inc. Class A	643,452	2,589

		Shares	Market Value ($000)
[2]	Tianli International Holdings Ltd.	15,709,741	2,587
[2]	BOE Varitronix Ltd.	5,158,813	2,576
	Xiamen Xiangyu Co. Ltd. Class A	2,585,319	2,568
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,628,500	2,568
	State Grid Yingda Co. Ltd. Class A	3,391,247	2,565
	Beijing Tricolor Technology Co. Ltd. Class A	190,339	2,564
	Zhuzhou Kibing Group Co. Ltd. Class A	3,047,214	2,558
	Newland Digital Technology Co. Ltd. Class A	916,173	2,554
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,677,465	2,549
*	Tongding Interconnection Information Co. Ltd. Class A	1,238,600	2,541
	Guangshen Railway Co. Ltd. Class A	5,557,734	2,537
*	Antong Holdings Co. Ltd. Class A	3,909,331	2,532
	Zhejiang Orient Holdings Group Co. Ltd. Class A	3,289,844	2,532
*,2	Xinte Energy Co. Ltd. Class H	5,108,000	2,529
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,640,700	2,527
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	378,045	2,520
*	Ruyi Film Entertainment Co. Ltd. Class A	1,952,950	2,514
*	Hybio Pharmaceutical Co. Ltd. Class A	802,991	2,507
	Hand Enterprise Solutions Co. Ltd. Class A	1,003,900	2,494
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,424,760	2,491
*	Kangmei Pharmaceutical Co. Ltd. Class A	12,350,700	2,490
	Huada Automotive Technology Corp. Ltd. Class A	448,000	2,488
	Autobio Diagnostics Co. Ltd. Class A	507,112	2,487
*	Maanshan Iron & Steel Co. Ltd. Class A	6,406,292	2,487
	Shenzhen Topband Co. Ltd. Class A	1,630,100	2,480
	Jizhong Energy Resources Co. Ltd. Class A	3,522,978	2,475
	Qingdao Sentury Tire Co. Ltd. Class A	1,129,700	2,473
	Arcplus Group plc Class A	1,144,320	2,470
	Shenzhen Airport Co. Ltd. Class A	2,461,062	2,468
*,1,2	Bairong Inc. Class B	3,788,500	2,464
	Tinergy Chemical Co. Ltd. Class A	3,585,755	2,464
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	2,343,590	2,462
	Giantec Semiconductor Corp. Class A	147,879	2,461
	An Hui Wenergy Co. Ltd. Class A	2,080,734	2,460
	Hefei Chipmore Technology Co. Ltd. Class A	1,194,714	2,459
	Shengda Resources Co. Ltd. Class A	655,700	2,458
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,935,680	2,457
	Bloomage Biotechnology Corp. Ltd. Class A	414,001	2,456
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,244,928	2,454
*	Hebei Huatong Wires & Cables Group Co. Ltd. Class A	507,000	2,448
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	519,058	2,448
	People.cn Co. Ltd. Class A	980,094	2,447
	Kaishan Group Co. Ltd. Class A	961,008	2,446
	Wuhu Token Science Co. Ltd. Class A	2,479,883	2,443
	Ningbo Jifeng Auto Parts Co. Ltd. Class A	1,253,400	2,442
	Qingdao Rural Commercial Bank Corp. Class A	5,194,100	2,441
*,1,2	JS Global Lifestyle Co. Ltd.	13,535,000	2,427
	Ferrotec Anhui Technology Development Co. Ltd. Class A	552,600	2,427
[2]	BBMG Corp. Class H	32,179,781	2,425
	Ningbo Boway Alloy Material Co. Ltd. Class A	982,137	2,425
*	Shanghai DZH Ltd. Class A	1,945,300	2,424
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	2,208,600	2,422
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	534,404	2,421
	Jiangsu Xukuang Energy Co. Ltd. Class A	3,705,300	2,412
	Winner Medical Co. Ltd. Class A	530,105	2,408
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	150,965	2,399
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	831,524	2,398
*	Zhejiang Yongtai Technology Co. Ltd. Class A	886,713	2,392
	Shandong Linglong Tyre Co. Ltd. Class A	1,388,391	2,388
	Lakala Payment Co. Ltd. Class A	1,005,760	2,387
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	2,080,063	2,385
	Shandong Dongyue Silicone Material Co. Ltd. Class A	1,129,000	2,383
	Xiamen Intretech Inc. Class A	735,290	2,381
[1,2]	A-Living Smart City Services Co. Ltd. Class H	10,323,413	2,380
	Yonfer Agricultural Technology Co. Ltd. Class A	1,147,956	2,380
	Guangxi Liugong Machinery Co. Ltd. Class A	1,829,261	2,377
*	Winning Health Technology Group Co. Ltd. Class A	2,117,068	2,376
*	BOE HC SemiTek Corp. Class A	1,549,750	2,376
	Levima Advanced Materials Corp. Class A	854,100	2,373
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,891,700	2,371

		Shares	Market Value ($000)
	China Southern Power Grid Technology Co. Ltd. Class A	381,236	2,369
	Shanghai Longcheer Technology Co. Ltd.	438,000	2,361
	CECEP Solar Energy Co. Ltd. Class A	3,509,030	2,355
*	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,416,339	2,353
	Advanced Technology & Materials Co. Ltd. Class A	1,005,800	2,352
	Beijing Shougang Co. Ltd. Class A	4,078,761	2,350
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	3,814,644	2,347
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,118,200	2,347
	COFCO Biotechnology Co. Ltd. Class A	3,343,900	2,346
*	Sinochem International Corp. Class A	3,457,316	2,346
	Western Metal Materials Co. Ltd. Class A	484,700	2,329
	China Resources Jiangzhong Pharmaceutical Co. Ltd. Class A	594,900	2,324
	Kunshan Dongwei Technology Co. Ltd. Class A	306,157	2,321
	Zhuhai CosMX Battery Co. Ltd. Class A	1,067,056	2,318
	China Petroleum Engineering Corp. Class A	4,574,800	2,315
*	ApicHope Pharmaceutical Group Co. Ltd.	442,500	2,313
	Sichuan Development Lomon Co. Ltd. Class A	1,839,900	2,310
	Mloptic Corp. Class A	49,240	2,309
	Tibet Huayu Mining Co. Ltd. Class A	796,300	2,301
	Shantui Construction Machinery Co. Ltd. Class A	1,369,935	2,301
	Anhui Heli Co. Ltd. Class A	851,215	2,301
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,855,769	2,299
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	913,900	2,297
	Ming Yuan Cloud Group Holdings Ltd.	13,434,000	2,293
	Jiangsu Lihua Foods Group Co. Ltd.	810,200	2,288
	SPIC Hydropower Co. Ltd. Class A	1,223,430	2,287
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	197,857	2,276
*	Sichuan Hexie Shuangma Co. Ltd. Class A	725,012	2,276
*	Arashi Vision Inc. Class A	120,088	2,273
	Baimtec Material Co. Ltd. Class A	296,925	2,268
	Guangxi Guiguan Electric Power Co. Ltd. Class A	1,410,356	2,261
	Shanghai Belling Co. Ltd. Class A	663,044	2,257
	Bank of Xi'an Co. Ltd. Class A	4,140,600	2,252
	Zhejiang Runtu Co. Ltd. Class A	1,102,951	2,239
	Sichuan Teway Food Group Co. Ltd. Class A	996,214	2,238
	AIMA Technology Group Co. Ltd. Class A	690,603	2,230
	Shaanxi International Trust Co. Ltd. Class A	4,854,307	2,229
	Fibocom Wireless Inc. Class A	725,346	2,223
*	Beijing BDStar Navigation Co. Ltd. Class A	527,751	2,222
	Sany Renewable Energy Co. Ltd. Class A	982,644	2,213
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,345,136	2,208
	Shanghai Huafon Aluminium Corp. Class A	947,500	2,203
	Ningbo Huaxiang Electronic Co. Ltd. Class A	793,800	2,202
*	Datang Huayin Electric Power Co. Ltd. Class A	2,144,100	2,201
	Changzhou Fusion New Material Co. Ltd. Class A	243,539	2,191
	Xiamen Changelight Co. Ltd. Class A	896,400	2,189
*	Greenland Holdings Corp. Ltd. Class A	11,359,176	2,187
	Youngy Co. Ltd. Class A	239,500	2,184
	Xi'An Shaangu Power Co. Ltd. Class A	1,534,771	2,182
	Electric Connector Technology Co. Ltd. Class A	403,805	2,181
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,791,100	2,176
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,578,613	2,173
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	763,150	2,169
	Zhuhai Bojay Electronics Co. Ltd. Class A	200,100	2,169
	DBG Technology Co. Ltd. Class A	782,880	2,167
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,690,850	2,167
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	898,693	2,167
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	925,322	2,161
	Jianshe Industry Group Yunnan Co. Ltd. Class A	749,800	2,158
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	716,825	2,158
*	CHN Energy Changyuan Electric Power Co. Ltd. Class A	3,399,094	2,153
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	907,731	2,152
*	Hangzhou Cable Co. Ltd. Class A	652,000	2,150
	Anhui XDLK Microsystem Corp. Ltd. Class A	386,070	2,150
	Beijing Teamsun Technology Co. Ltd. Class A	1,060,406	2,148
	Shenzhen SED Industry Co. Ltd. Class A	1,070,400	2,143
*	Shanxi Meijin Energy Co. Ltd. Class A	4,006,823	2,142
	Chengdu Wintrue Holding Co. Ltd. Class A	1,200,470	2,141
	Jiangsu Leili Motor Co. Ltd. Class A	533,780	2,138
*	NavInfo Co. Ltd. Class A	2,159,087	2,137

		Shares	Market Value ($000)
*	Business-intelligence of Oriental Nations Corp. Ltd. Class A	1,086,522	2,132
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	762,367	2,131
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,464,180	2,131
*	Shanghai Feilo Acoustics Co. Ltd. Class A	2,597,900	2,130
	Shenzhen CECport Technologies Co. Ltd. Class A	691,500	2,130
*	Tianma Microelectronics Co. Ltd. Class A	2,223,305	2,129
	Dongfang Electronics Co. Ltd. Class A	1,198,400	2,126
	Hubei Yihua Chemical Industry Co. Ltd. Class A	1,085,600	2,111
*	Topchoice Medical Corp. Class A	385,591	2,107
	Fortior Technology Shenzhen Co. Ltd. Class A	90,933	2,097
	Sumec Corp. Ltd. Class A	1,261,700	2,088
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	609,958	2,085
	China Railway Hi-tech Industry Co. Ltd. Class A	1,925,565	2,084
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	331,438	2,084
*	GCL System Integration Technology Co. Ltd. Class A	5,533,825	2,084
	Guangdong Topstar Technology Co. Ltd. Class A	471,640	2,080
*	Hytera Communications Corp. Ltd. Class A	1,706,265	2,079
	Suzhou Secote Precision Electronic Co. Ltd. Class A	364,611	2,078
	China Automotive Engineering Research Institute Co. Ltd. Class A	954,941	2,077
	Pengxin International Mining Co. Ltd. Class A	2,119,100	2,073
	Keli Sensing Technology Ningbo Co. Ltd. Class A	277,100	2,072
*	MLS Co. Ltd. Class A	1,373,200	2,072
	Sino-Platinum Metals Co. Ltd. Class A	761,720	2,071
	Chow Tai Seng Jewellery Co. Ltd. Class A	1,082,025	2,070
	Triumph Science & Technology Co. Ltd. Class A	931,150	2,068
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	409,530	2,062
	Naruida Technology Co. Ltd. Class A	730,711	2,061
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,210,741	2,059
	Shenzhen Bluetrum Technology Co. Ltd. Class A	171,385	2,058
*	Henan Huanghe Whirlwind Co. Ltd. Class A	1,428,980	2,058
	Guangdong Electric Power Development Co. Ltd. Class B	8,440,701	2,055
*	BGI Genomics Co. Ltd. Class A	363,649	2,055
*	GoodWe Technologies Co. Ltd. Class A	223,008	2,052
	Tongyu Heavy Industry Co. Ltd. Class A	4,906,957	2,048
	Servyou Software Group Co. Ltd. Class A	302,012	2,048
*	Jiangsu HSC New Energy Materials Co. Ltd. Class A	157,315	2,042
*	Nuode New Materials Co. Ltd. Class A	1,688,300	2,040
	Sineng Electric Co. Ltd. Class A	554,427	2,035
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	3,064,451	2,034
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	670,499	2,027
	Guangdong Electric Power Development Co. Ltd. Class A	2,438,500	2,024
*	Shandong Iron & Steel Co. Ltd. Class A	9,822,108	2,022
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	2,022
	Green Development Electricity Group of Tianjin Co. Ltd. Class A	1,755,200	2,019
*	Shanghai Huayi Group Co. Ltd. Class A	1,658,876	2,019
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	1,128,619	2,017
*	CETC Chips Technology Inc. Class A	1,121,700	2,014
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	279,980	2,013
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,592,644	2,013
	Dongguan Yiheda Automation Co. Ltd. Class A	549,282	2,009
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	380,560	2,006
	Chinalin Securities Co. Ltd. Class A	924,427	2,004
	Yankershop Food Co. Ltd. Class A	260,110	2,004
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	2,459,508	2,003
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	211,600	2,001
	China Kings Resources Group Co. Ltd. Class A	842,107	1,999
	Jiangsu Guoxin Corp. Ltd. Class A	1,817,100	1,996
	China Lilang Ltd.	4,519,865	1,995
	Hydsoft Technology Co. Ltd. Class A	372,600	1,995
	Guangdong Dowstone Technology Co. Ltd. Class A	742,000	1,995
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	1,032,646	1,995
	Jiaze Renewables Co. Ltd.	2,911,700	1,994
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	3,502,145	1,991
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,636,021	1,991
	Hangzhou Robam Appliances Co. Ltd. Class A	842,104	1,988
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	1,159,800	1,988
[1,2]	Sunac Services Holdings Ltd.	19,450,903	1,984
	Yili Chuanning Biotechnology Co. Ltd. Class A	1,536,200	1,984
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	327,960	1,984
	Nanjing Gaoke Co. Ltd. Class A	1,689,379	1,980

		Shares	Market Value ($000)
	IKD Co. Ltd. Class A	981,600	1,977
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	3,627,900	1,977
	Norinco International Cooperation Ltd. Class A	1,434,508	1,976
	Minmetals New Energy Materials Hunan Co. Ltd.	1,750,305	1,975
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,387,264	1,974
	Zhejiang Semir Garment Co. Ltd. Class A	2,138,820	1,969
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,310,629	1,961
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	1,253,703	1,961
	Hainan Strait Shipping Co. Ltd. Class A	1,968,755	1,961
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,052,960	1,958
	Shanghai Chinafortune Co. Ltd. Class A	999,561	1,955
	Weifu High-Technology Group Co. Ltd. Class A	735,300	1,951
	Huangshan Tourism Development Co. Ltd. Class B	2,848,503	1,945
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,137,200	1,943
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,703,900	1,939
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,593,147	1,936
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,548,600	1,934
	Arcsoft Corp. Ltd. Class A	390,648	1,933
	Chengdu Hi-tech Development Co. Ltd. Class A	356,200	1,933
	Suntak Technology Co. Ltd. Class A	1,170,000	1,932
	Jinhong Gas Co. Ltd. Class A	501,979	1,931
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,260,650	1,929
	Hangzhou EZVIZ Network Co. Ltd. Class A	438,168	1,926
	Leyard Optoelectronic Co. Ltd. Class A	2,422,939	1,926
	Yantai Eddie Precision Machinery Co. Ltd. Class A	662,959	1,923
	Sichuan Swellfun Co. Ltd. Class A	441,808	1,917
	Hainan Mining Co. Ltd. Class A	1,415,400	1,913
*	Angang Steel Co. Ltd. Class A	6,295,002	1,912
	Jinghua Pharmaceutical Group Co. Ltd. Class A	1,913,371	1,910
	Bank of Lanzhou Co. Ltd. Class A	5,832,800	1,910
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,936,652	1,909
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,056,397	1,908
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,186,931	1,908
	China Oriental Group Co. Ltd.	13,211,736	1,907
	Ningbo Xusheng Group Co. Ltd. Class A	1,129,563	1,906
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	1,905
	Shenzhen Yinghe Technology Co. Ltd. Class A	620,560	1,904
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	228,782	1,903
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,404,053	1,901
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,553,449	1,900
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,102,100	1,899
	Jafron Biomedical Co. Ltd. Class A	688,160	1,896
	Hexing Electrical Co. Ltd. Class A	474,089	1,895
	Jiangsu Guotai International Group Co. Ltd. Class A	1,608,161	1,893
*,1,2	AInnovation Technology Group Co. Ltd. Class H	3,904,000	1,891
	CETC Digital Technology Co. Ltd. Class A	812,001	1,890
	Primarius Technologies Co. Ltd. Class A	400,608	1,886
	Biem.L.Fdlkk Garment Co. Ltd. Class A	489,664	1,886
*	Toyou Feiji Electronics Co. Ltd. Class A	465,935	1,884
*	Beijing Relpow Technology Co. Ltd. Class A	532,447	1,882
	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	1,879
*	Gansu Energy Chemical Co. Ltd. Class A	4,889,586	1,878
	BTG Hotels Group Co. Ltd. Class A	1,013,826	1,878
*	Polaris Bay Group Co. Ltd. Class A	2,104,998	1,871
*	Bank of Zhengzhou Co. Ltd. Class A	6,852,369	1,869
	China Meheco Group Co. Ltd. Class A	1,318,564	1,868
*	CSSC Science & Technology Co. Ltd. Class A	1,384,100	1,864
	Northking Information Technology Co. Ltd. Class A	1,102,416	1,862
	Shanghai Beite Technology Group Co. Ltd. Class A	321,200	1,859
*	Offcn Education Technology Co. Ltd. Class A	5,934,276	1,855
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	1,434,477	1,851
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,474,682	1,850
	Shandong Pharmaceutical Glass Co. Ltd. Class A	625,732	1,849
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	1,845
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	487,880	1,845
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	1,270,987	1,844
*	Beijing United Information Technology Co. Ltd. Class A	644,229	1,842
	Xinjiang Joinworld Co. Ltd. Class A	1,379,316	1,842
	Shuanglin Co. Ltd. Class A	557,260	1,841
	Hefei Meiya Optoelectronic Technology Inc. Class A	785,470	1,841

		Shares	Market Value ($000)
*,2	Hainan Meilan International Airport Co. Ltd. Class H	2,658,000	1,839
	JSTI Group Class A	2,208,057	1,838
	Sichuan Expressway Co. Ltd. Class A	2,062,211	1,837
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	357,400	1,834
	LexinFintech Holdings Ltd. ADR	1,254,958	1,832
	Autohome Inc. Class A	319,568	1,832
	Beijing Jetsen Technology Co. Ltd. Class A	2,422,335	1,830
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,408,329	1,829
*	Aisino Corp. Class A	1,763,519	1,828
*	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	692,300	1,824
	Henan Liliang Diamond Co. Ltd. Class A	246,020	1,819
	Xinhuanet Co. Ltd. Class A	737,374	1,816
*	Shenyang Machine Tool Co. Ltd. Class A	2,483,500	1,814
	Suzhou Nanomicro Technology Co. Ltd. Class A	359,533	1,807
	Jinko Power Technology Co. Ltd. Class A	3,391,400	1,807
	Zhejiang Dongri Class A	416,600	1,805
	Shede Spirits Co. Ltd. Class A	313,952	1,804
	Foryou Corp. Class A	480,114	1,804
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	438,390	1,803
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,830,158	1,803
	Semitronix Corp. Class A	184,700	1,802
	Central China Land Media Co. Ltd. Class A	950,206	1,800
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,445,840	1,799
*	TRS Information Technology Corp. Ltd. Class A	862,500	1,799
[1,2]	Zhou Hei Ya International Holdings Co. Ltd.	10,833,904	1,796
*	Chengzhi Co. Ltd. Class A	1,873,519	1,789
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,956,687	1,788
	Harbin Boshi Automation Co. Ltd. Class A	900,832	1,787
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	1,241,257	1,787
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	828,670	1,787
	Shenzhen Hopewind Electric Co. Ltd. Class A	427,900	1,786
	Befar Group Co. Ltd. Class A	1,918,734	1,784
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,103,087	1,781
	Jinyu Bio-Technology Co. Ltd. Class A	950,750	1,780
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	1,494,620	1,777
	China Yongda Automobiles Services Holdings Ltd.	16,003,652	1,773
	NYOCOR Co. Ltd. Class A	1,861,100	1,772
	Micro-Tech Nanjing Co. Ltd. Class A	163,907	1,770
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	748,527	1,768
	Shenzhen Aisidi Co. Ltd. Class A	1,193,020	1,768
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	627,679	1,766
	Hangzhou Shunwang Technology Co. Ltd. Class A	661,500	1,765
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,414,939	1,762
	Gansu Shangfeng Materials Co. Ltd. Class A	899,680	1,761
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	1,758
	Tongyu Communication Inc. Class A	499,087	1,753
*	Sinocelltech Group Ltd. Class A	349,048	1,751
	Gaona Aero Material Co. Ltd. Class A	761,440	1,750
	Xiamen ITG Group Corp. Ltd. Class A	1,997,574	1,747
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	304,612	1,745
	Mehow Innovative Ltd. Class A	746,904	1,745
	Guangdong Mingyang Electric Co. Ltd. Class A	307,700	1,744
	JiuGui Liquor Co. Ltd. Class A	281,400	1,744
	Guangdong Construction Engineering Group Co. Ltd. Class A	3,541,600	1,743
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	1,591,600	1,737
*	Easyhome New Retail Group Co. Ltd. Class A	5,160,500	1,735
*	Zhewen Interactive Group Co. Ltd. Class A	1,497,800	1,734
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,323,971	1,733
	Wuxi Rural Commercial Bank Co. Ltd. Class A	2,070,000	1,733
*	RongFa Nuclear Equipment Co. Ltd. Class A	2,041,000	1,733
	Baoji Titanium Industry Co. Ltd. Class A	413,800	1,732
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	124,988	1,732
	Ningbo Yunsheng Co. Ltd. Class A	1,065,571	1,731
*	TianShan Material Co. Ltd. Class A	3,051,120	1,731
	ORG Technology Co. Ltd. Class A	2,362,407	1,729
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	853,819	1,728
	Essence Fastening Systems Shanghai Co. Ltd. Class A	184,800	1,726
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,095,952	1,724
*	Tibet Mineral Development Co. Ltd. Class A	522,300	1,723
	Yusys Technologies Co. Ltd. Class A	699,280	1,722

		Shares	Market Value ($000)
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	215,200	1,720
	Henan Lingrui Pharmaceutical Co. Class A	504,300	1,717
	Sanquan Food Co. Ltd. Class A	873,620	1,714
	Shenzhen Microgate Technology Co. Ltd. Class A	822,600	1,714
	Transfar Zhilian Co. Ltd. Class A	2,395,026	1,713
*	Shanghai Milkground Food Tech Co. Ltd. Class A	501,574	1,711
	Shanghai Awinic Technology Co. Ltd. Class A	214,860	1,708
	China TransInfo Technology Co. Ltd. Class A	1,450,200	1,706
	Xi'an Triangle Defense Co. Ltd. Class A	541,039	1,704
*	Baowu Magnesium Technology Co. Ltd. Class A	987,807	1,702
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	351,100	1,701
*	Alpha Group Class A	1,389,201	1,700
	Jiangsu Cnano Technology Co. Ltd. Class A	335,051	1,698
*	Farasis Energy Gan Zhou Co. Ltd. Class A	1,122,122	1,694
	Guobang Pharma Ltd. Class A	704,060	1,693
	Zhejiang HangKe Technology Inc. Co. Class A	545,830	1,690
*	Roshow Technology Co. Ltd. Class A	1,866,400	1,685
*	Ourpalm Co. Ltd. Class A	2,598,261	1,684
	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	1,684
*	Wangfujing Group Co. Ltd. Class A	1,081,293	1,679
	Shenzhen Gas Corp. Ltd. Class A	1,729,003	1,677
	Inner Mongolia Furui Medical Science Co. Ltd. Class A	248,900	1,673
	Shanghai Jahwa United Co. Ltd. Class A	611,625	1,667
	Luxin Venture Capital Group Co. Ltd. Class A	698,508	1,666
	Shenzhen Heungkong Holding Co. Ltd. Class A	3,521,818	1,665
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,928,586	1,665
*	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	438,076	1,664
*	Holitech Technology Co. Ltd. Class A	7,651,400	1,663
*,2	Yeahka Ltd.	2,648,000	1,663
	Lier Chemical Co. Ltd. Class A	706,221	1,661
	XGD Inc. Class A	568,700	1,659
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	472,387	1,657
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	775,900	1,654
	Huaming Power Equipment Co. Ltd. Class A	546,643	1,654
	Guizhou Tyre Co. Ltd. Class A	2,555,271	1,654
	Gambol Pet Group Co. Ltd. Class A	251,300	1,653
	Anhui Kouzi Distillery Co. Ltd. Class A	534,227	1,648
	Citic Offshore Helicopter Co. Ltd. Class A	768,100	1,646
*	Shanghai Anlogic Infotech Co. Ltd. Class A	397,342	1,646
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,878,800	1,643
	Shenzhen Forms Syntron Information Co. Ltd. Class A	496,800	1,642
	Yifan Pharmaceutical Co. Ltd. Class A	1,079,602	1,642
	Jiangsu Linyang Energy Co. Ltd. Class A	1,919,925	1,640
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	800,271	1,640
	Guodian Nanjing Automation Co. Ltd. Class A	990,432	1,639
	Eastern Communications Co. Ltd. Class A	891,962	1,638
	Shandong Dawn Polymer Co. Ltd. Class A	429,200	1,637
	Jiangsu ToLand Alloy Co. Ltd. Class A	398,343	1,637
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	376,982	1,637
	Visual China Group Co. Ltd. Class A	615,131	1,637
*	Transwarp Technology Shanghai Co. Ltd. Class A	121,238	1,634
	Lao Feng Xiang Co. Ltd. Class A	305,500	1,632
	Zhejiang Zhongjian Technology Co. Ltd. Class A	192,200	1,631
	Shanghai Highly Group Co. Ltd. Class A	767,400	1,628
*	Shenzhen Dynanonic Co. Ltd. Class A	256,032	1,621
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	420,940	1,615
	Wuxi Autowell Technology Co. Ltd. Class A	287,973	1,615
	Guangdong TCL Smart Home Appliances Co. Ltd.	1,024,300	1,608
	Changzheng Engineering Technology Co. Ltd. Class A	503,350	1,607
	Focus Technology Co. Ltd. Class A	403,156	1,606
	CIMC Vehicles Group Co. Ltd. Class A	1,297,200	1,606
	Bestway Marine & Energy Technology Co. Ltd. Class A	1,738,650	1,606
	Longshine Technology Group Co. Ltd. Class A	975,625	1,602
	China Tianying Inc. Class A	2,153,420	1,602
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,334,292	1,599
	Guangzhou Port Co. Ltd. Class A	3,471,400	1,599
	Jiangxi Ganneng Co. Ltd. Class A	992,742	1,596
	Sichuan Jiuzhou Electric Co. Ltd. Class A	934,400	1,595
*	Titan Wind Energy Suzhou Co. Ltd. Class A	1,685,972	1,594
	Hunan Aihua Group Co. Ltd. Class A	442,606	1,593

		Shares	Market Value ($000)
*	InventisBio Co. Ltd. Class A	533,088	1,592
	Keboda Technology Co. Ltd. Class A	253,381	1,590
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	788,700	1,588
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	374,762	1,588
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,792,820	1,588
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	755,475	1,585
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,238,529	1,583
	Shenzhen Agricultural Power Group Co. Ltd. Class A	1,800,429	1,583
	China CAMC Engineering Co. Ltd. Class A	1,175,100	1,582
	Jiangxi Hongcheng Environment Co. Ltd. Class A	1,144,900	1,582
	YGSOFT Inc. Class A	1,925,995	1,581
	Harbin Hatou Investment Co. Ltd. Class A	1,946,200	1,580
	Anhui Expressway Co. Ltd. Class A	626,200	1,577
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	668,400	1,573
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,844,250	1,573
	China Railway Special Cargo Logistics Co. Ltd. Class A	2,953,200	1,571
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	605,400	1,568
	Aerospace Hi-Tech Holdings Group Ltd. Class A	750,050	1,567
	Anhui Guangxin Agrochemical Co. Ltd. Class A	989,836	1,565
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	565,101	1,565
*	Eternal Asia Supply Chain Management Ltd. Class A	2,288,200	1,564
	Sinofibers Technology Co. Ltd. Class A	431,791	1,560
	Anhui Jinhe Industrial Co. Ltd. Class A	498,800	1,554
	Bluestar Adisseo Co. Class A	1,243,741	1,553
	Digital China Information Service Group Co. Ltd. Class A	940,143	1,553
	Zhuzhou Times New Material Technology Co. Ltd. Class A	936,900	1,550
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	1,547
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	899,351	1,547
	Weaver Network Technology Co. Ltd. Class A	277,800	1,545
	OPT Machine Vision Tech Co. Ltd. Class A	100,391	1,545
	Lingyun Industrial Corp. Ltd. Class A	1,175,240	1,545
	CETC Cyberspace Security Technology Co. Ltd. Class A	715,573	1,544
*	DongFeng Automobile Co. Ltd. Class A	1,824,112	1,541
	BBMG Corp. Class A	7,317,593	1,539
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,180,100	1,535
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	412,535	1,532
	Sinosoft Co. Ltd. Class A	736,976	1,532
*	Wondershare Technology Group Co. Ltd. Class A	193,097	1,531
	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	390,708	1,531
	Suzhou Veichi Electric Co. Ltd. Class A	216,383	1,527
*	Youzu Interactive Co. Ltd. Class A	911,416	1,526
	Zhejiang Medicine Co. Ltd. Class A	851,350	1,526
	Chengdu Sino Microelectronics Technology Co. Ltd. Class A	414,195	1,522
	Valiant Co. Ltd. Class A	802,650	1,519
	Dian Diagnostics Group Co. Ltd. Class A	561,937	1,517
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	672,428	1,516
	Shandong Publishing & Media Co. Ltd. Class A	1,360,300	1,514
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	1,124,185	1,513
	Xizang Zhufeng Resources Co. Ltd. Class A	798,757	1,513
	Anhui Construction Engineering Group Co. Ltd. Class A	2,134,409	1,510
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	795,661	1,510
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	382,213	1,508
*	Risen Energy Co. Ltd. Class A	1,072,600	1,506
	Beijing Balance Medical Technology Co. Ltd. Class A	123,757	1,506
*	Gemdale Corp. Class A	4,392,908	1,503
*	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	1,996,700	1,502
	Shanghai Bailian Group Co. Ltd. Class A	1,254,688	1,501
*	CITIC Guoan Information Industry Co. Ltd. Class A	3,644,200	1,499
	China World Trade Center Co. Ltd. Class A	526,735	1,499
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	461,900	1,494
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,428,625	1,493
	Shanghai Pret Composites Co. Ltd. Class A	1,107,662	1,492
*	Greatoo Intelligent Equipment Inc. Class A	2,052,300	1,491
	Guangdong Taienkang Pharmaceutical Co. Ltd. Class A	491,160	1,491
	Sunvim Group Co. Ltd. Class A	909,600	1,490
	Southern Publishing & Media Co. Ltd. Class A	836,400	1,489
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	904,798	1,486
	CETC Potevio Science & Technology Co. Ltd. Class A	638,200	1,485
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,484
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,430,650	1,483

		Shares	Market Value ($000)
*	TPV Technology Co. Ltd. Class A	4,464,700	1,482
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,107,172	1,481
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	2,182,280	1,481
	Shenzhen Gongjin Electronics Co. Ltd. Class A	690,588	1,481
	China Bester Group Telecom Co. Ltd. Class A	547,499	1,479
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	895,173	1,478
	Hanwei Electronics Group Corp. Class A	303,102	1,476
	China National Accord Medicines Corp. Ltd. Class A	473,826	1,475
	Xiamen Port Development Co. Ltd. Class A	1,162,116	1,471
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	1,465
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,096,759	1,464
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,698,046	1,462
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,249,071	1,462
	Minmetals Development Co. Ltd. Class A	1,027,086	1,460
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	1,458
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	393,226	1,457
*	Beijing Capital Development Co. Ltd. Class A	2,443,183	1,455
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	470,242	1,454
	Hsino Tower Group Co. Ltd. Class A	2,261,000	1,452
	Hongyuan Green Energy Co. Ltd. Class A	609,198	1,451
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,191,892	1,447
	Tayho Advanced Materials Group Co. Ltd. Class A	857,161	1,447
	Willfar Information Technology Co. Ltd. Class A	326,019	1,445
	CCCC Design & Consulting Group Co. Ltd. Class A	1,839,750	1,445
	Nanjing Hanrui Cobalt Co. Ltd. Class A	286,200	1,442
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	1,441
	Fujian Kuncai Material Technology Co. Ltd. Class A	646,542	1,440
	Pylon Technologies Co. Ltd. Class A	223,071	1,439
	Fujian Expressway Development Co. Ltd. Class A	2,656,900	1,437
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	934,900	1,436
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	196,600	1,436
	Yantai China Pet Foods Co. Ltd. Class A	290,600	1,432
*	IReader Technology Co. Ltd. Class A	434,794	1,432
*	Hainan Haide Capital Management Co. Ltd. Class A	1,565,573	1,431
	Yangling Metron New Material Inc. Class A	610,820	1,430
	Triangle Tyre Co. Ltd. Class A	727,500	1,429
*	Shanghai Huayi Group Co. Ltd. Class B	2,822,146	1,427
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,502,859	1,424
	PCI Technology Group Co. Ltd. Class A	1,972,258	1,421
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,772,720	1,421
	GRG Metrology & Test Group Co. Ltd. Class A	562,700	1,415
	Jangho Group Co. Ltd. Class A	1,104,707	1,414
	Kidswant Digital Technology Co. Ltd. Class A	1,263,300	1,413
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	2,197,418	1,413
	Laobaixing Pharmacy Chain JSC Class A	744,750	1,413
	Hangzhou Dptech Technologies Co. Ltd. Class A	585,347	1,412
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	3,576,900	1,410
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,926,460	1,410
	CMST Development Co. Ltd. Class A	2,022,131	1,410
*	Genimous Technology Co. Ltd. Class A	1,270,335	1,408
*	Xizang Tianlu Co. Ltd. Class A	1,367,834	1,406
	Riyue Heavy Industry Co. Ltd. Class A	930,460	1,406
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	2,147,145	1,404
	Dongguan Development Holdings Co. Ltd. Class A	932,001	1,402
	Beijing Gehua CATV Network Co. Ltd. Class A	1,339,400	1,402
	Sichuan Injet Electric Co. Ltd. Class A	216,000	1,399
	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	1,397
	Innuovo Technology Co. Ltd. Class A	1,119,455	1,397
*	Hymson Laser Technology Group Co. Ltd. Class A	220,067	1,394
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,201,250	1,393
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,482,615	1,392
	Zhejiang Wanma Co. Ltd. Class A	905,572	1,390
	Zhejiang Communications Technology Co. Ltd. Class A	2,599,740	1,390
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	1,092,400	1,386
	Hangzhou Sunrise Technology Co. Ltd. Class A	758,066	1,384
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	1,382
	North Electro-Optic Co. Ltd. Class A	578,061	1,380
*	Shenzhen Xinyichang Technology Co. Ltd. Class A	99,128	1,378
	Skyworth Digital Co. Ltd. Class A	985,400	1,378
*	Tibet Urban Development & Investment Co. Ltd. Class A	899,514	1,378

		Shares	Market Value ($000)
	Tianneng Battery Group Co. Ltd. Class A	411,289	1,377
	Sino GeoPhysical Co. Ltd. Class A	319,165	1,374
*	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	888,424	1,372
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,233,300	1,370
	Ovctek China Inc. Class A	805,582	1,369
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,317,600	1,368
	CQ Pharmaceutical Holding Co. Ltd. Class A	1,688,400	1,368
	Shenzhen Desay Battery Technology Co. Class A	377,942	1,367
	Digiwin Co. Ltd. Class A	272,194	1,366
	Xianhe Co. Ltd. Class A	470,545	1,366
	Windey Energy Technology Group Co. Ltd. Class A	781,628	1,366
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	954,600	1,366
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	972,164	1,363
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	636,900	1,361
	Fangda Special Steel Technology Co. Ltd. Class A	2,024,055	1,361
	China Merchants Property Operation & Service Co. Ltd. Class A	1,015,616	1,360
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,190,036	1,360
	Wuxi Paike New Materials Technology Co. Ltd. Class A	120,100	1,357
	C&S Paper Co. Ltd. Class A	1,224,890	1,356
	Zhongmin Energy Co. Ltd. Class A	1,714,927	1,355
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	1,354
	Beijing Dahao Technology Corp. Ltd. Class A	676,544	1,354
	Shanghai Environment Group Co. Ltd. Class A	1,281,808	1,352
	Longhua Technology Group Luoyang Co. Ltd. Class A	1,078,600	1,350
*	Merit Interactive Co. Ltd. Class A	384,848	1,349
	Kailuan Energy Chemical Co. Ltd. Class A	1,599,269	1,349
	Qianhe Condiment & Food Co. Ltd. Class A	1,151,549	1,349
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,793,499	1,347
	MotoMotion China Corp. Class A	239,980	1,339
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	1,338
*	Neusoft Corp. Class A	1,066,966	1,335
	Changjiang Publishing & Media Co. Ltd. Class A	1,099,100	1,334
	Chongqing Chuanyi Automation Co. Ltd. Class A	489,338	1,334
	China Merchants Port Group Co. Ltd. Class A	406,400	1,333
*	Chongqing Iron & Steel Co. Ltd. Class A	7,371,524	1,333
*	AECC Aero Science & Technology Co. Ltd. Class A	324,800	1,332
	BBMG Jidong Cement Group Co. Ltd. Class A	2,457,177	1,332
	China Science Publishing & Media Ltd. Class A	454,000	1,330
*	Grandjoy Holdings Group Co. Ltd. Class A	4,053,700	1,328
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	539,212	1,325
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,317,650	1,325
	Shanghai SMI Holding Co. Ltd. Class A	2,404,797	1,325
	Shanghai Datun Energy Resources Co. Ltd. Class A	1,043,140	1,323
*	Zotye Automobile Co. Ltd. Class A	5,186,200	1,323
	Guangxi Wuzhou Communications Co. Ltd. Class A	2,299,619	1,322
	Hunan Zhongke Electric Co. Ltd. Class A	640,800	1,319
*	Visionox Technology Inc. Class A	1,281,646	1,317
*	Sinocare Inc. Class A	543,300	1,315
*,2	Qunabox Group Ltd.	1,229,654	1,313
	Tofflon Science & Technology Group Co. Ltd. Class A	727,854	1,312
*	Dalian Bio-Chem Co. Ltd. Class A	704,900	1,312
	PharmaBlock Sciences Nanjing Inc. Class A	241,905	1,312
*	SanFeng Intelligent Equipment Group Co. Ltd. Class A	1,336,600	1,308
	Shanghai Haixin Group Co. Class B	5,132,617	1,307
	Chongqing Zaisheng Technology Co. Ltd. Class A	1,106,936	1,306
	Shenzhen Noposin Crop Science Co. Ltd. Class A	949,300	1,303
	Huapont Life Sciences Co. Ltd. Class A	1,986,101	1,303
*	EFORT Intelligent Robot Co. Ltd. Class A	531,303	1,299
	Luolai Lifestyle Technology Co. Ltd. Class A	784,283	1,295
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,340,005	1,293
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	205,760	1,292
	Jingjin Equipment Inc. Class A	649,426	1,291
	Wuhan East Lake High Technology Group Co. Ltd. Class A	1,050,600	1,290
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	993,031	1,288
	Streamax Technology Co. Ltd. Class A	183,400	1,288
	Bros Eastern Co. Ltd. Class A	1,089,489	1,288
	Edifier Technology Co. Ltd. Class A	835,300	1,286
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	388,200	1,286
	Qinhuangdao Port Co. Ltd. Class A	2,444,900	1,283
*	Xian International Medical Investment Co. Ltd. Class A	2,028,087	1,279

		Shares	Market Value ($000)
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	1,278
*	Fujian Snowman Group Co. Ltd. Class A	724,468	1,277
*	Guangxi Beitou Technology Co. Ltd. Class A	1,621,900	1,277
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	349,609	1,274
	Double Medical Technology Inc. Class A	198,602	1,273
	Camel Group Co. Ltd. Class A	1,063,051	1,273
	Explosive Co. Ltd. Class A	894,300	1,269
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	1,229,188	1,269
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,830,957	1,268
*	Shanghai Medicilon Inc. Class A	116,916	1,267
	Ningbo Yongxin Optics Co. Ltd. Class A	97,100	1,266
	Cheng De Lolo Co. Ltd. Class A	948,772	1,265
	Sansure Biotech Inc. Class A	552,749	1,265
	Guangdong Tapai Group Co. Ltd. Class A	1,138,837	1,265
	Sunstone Development Co. Ltd. Class A	500,500	1,263
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	547,189	1,263
	CSG Holding Co. Ltd. Class A	2,167,900	1,262
*	Hoymiles Power Electronics Inc. Class A	108,567	1,262
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	211,390	1,261
	City Development Environment Co. Ltd. Class A	654,680	1,255
	Xiamen Kingdomway Group Co. Class A	599,100	1,255
	Shinva Medical Instrument Co. Ltd. Class A	652,622	1,254
	Xinyu Iron & Steel Co. Ltd. Class A	2,847,500	1,253
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	2,037,376	1,252
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	1,094,700	1,252
*	Nsing Technologies Inc. Class A	521,400	1,249
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,547,217	1,248
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,703,900	1,248
	Jinlongyu Group Co. Ltd. Class A	372,600	1,247
	HBIS Resources Co. Ltd. Class A	572,700	1,247
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	1,851,900	1,246
*	Bright Dairy & Food Co. Ltd. Class A	1,183,800	1,246
*	Telling Telecommunication Holding Co. Ltd. Class A	994,100	1,241
	Jinhui Liquor Co. Ltd. Class A	502,000	1,236
	Beijing Jingwei Hirain Technologies Co. Inc. Class A	121,713	1,234
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	1,918,496	1,231
	First Tractor Co. Ltd. Class A	603,689	1,230
	Fujian Dongbai Group Co. Ltd. Class A	876,300	1,227
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	440,200	1,226
	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	1,226
	Rizhao Port Co. Ltd. Class A	2,975,800	1,226
	Zhejiang Jingu Co. Ltd. Class A	908,760	1,224
*	Red Star Macalline Group Corp. Ltd. Class A	3,736,230	1,222
*	Zhuhai Zhumian Group Co. Ltd.	1,721,120	1,222
*	Fushun Special Steel Co. Ltd. Class A	1,960,890	1,219
*	China Enterprise Co. Ltd. Class A	3,632,135	1,217
*	Taiji Computer Corp. Ltd. Class A	556,906	1,216
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	1,214
	Guangzhou Wondfo Biotech Co. Ltd. Class A	469,718	1,213
	Porton Pharma Solutions Ltd. Class A	527,750	1,213
	Huaxia Eye Hospital Group Co. Ltd. Class A	497,500	1,212
*	Oriental Energy Co. Ltd. Class A	1,452,221	1,210
	Hubei Chutian Smart Communication Co. Ltd. Class A	2,312,680	1,210
	Shanxi Coking Co. Ltd. Class A	2,255,474	1,209
*	Hwa Create Co. Ltd. Class A	655,000	1,207
	Shenzhen Leaguer Co. Ltd. Class A	1,145,721	1,205
	Sonoscape Medical Corp. Class A	401,567	1,205
	Toread Holdings Group Co. Ltd. Class A	884,800	1,204
	Guangzhou Zhiguang Electric Co. Ltd. Class A	749,700	1,204
	Jade Bird Integrated Technologies Co. Ltd.	1,008,196	1,202
*	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,433,100	1,200
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	684,213	1,200
	Suzhou Anjie Technology Co. Ltd. Class A	613,109	1,199
*	KingClean Electric Co. Ltd. Class A	290,200	1,198
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	531,710	1,197
	Shanghai Haixin Group Co. Class A	1,025,400	1,197
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	626,784	1,196
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,093,000	1,195
*,2	HealthyWay Inc.	4,468,000	1,195
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	137,000	1,189

		Shares	Market Value ($000)
	Jiangsu Guomao Reducer Co. Ltd. Class A	612,452	1,189
	Sinomach Automobile Co. Ltd. Class A	1,528,100	1,188
*	Shenzhen Clou Electronics Co. Ltd. Class A	1,592,100	1,185
*	C*Core Technology Co. Ltd. Class A	335,471	1,185
	New Guomai Digital Culture Co. Ltd. Class A	733,200	1,184
*	PNC Process Systems Co. Ltd. Class A	368,480	1,181
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	673,900	1,180
	Chongqing Chongbai Technology Group Co. Ltd. Class A	374,760	1,179
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	377,112	1,179
*	Jishi Media Co. Ltd. Class A	3,379,800	1,172
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	1,169,600	1,170
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	656,208	1,169
*	Blue Sail Medical Co. Ltd. Class A	1,354,764	1,169
	Guangdong South New Media Co. Ltd. Class A	222,892	1,169
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	5,365,600	1,167
*	Hangjin Technology Co. Ltd. Class A	626,350	1,165
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	959,788	1,163
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,924,165	1,163
	FESCO Group Co. Ltd. Class A	568,248	1,158
	Rianlon Corp. Class A	206,800	1,154
	ZWSOFT Co. Ltd. Guangzhou Class A	161,766	1,154
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	1,149
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	1,147
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,142
	Wuxi Boton Technology Co. Ltd. Class A	399,404	1,142
*	Guangdong Golden Dragon Development Inc. Class A	865,600	1,142
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	211,831	1,141
	Eyebright Medical Technology Beijing Co. Ltd. Class A	183,848	1,139
*	Vanchip Tianjin Technology Co. Ltd. Class A	316,939	1,139
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	1,506,900	1,138
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	525,800	1,136
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	1,134
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	1,132
	Shanghai Haohai Biological Technology Co. Ltd. Class A	240,052	1,129
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	163,713	1,127
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,183,007	1,127
*	Qingdao Doublestar Co. Ltd. Class A	1,609,100	1,126
*	Shanying International Holding Co. Ltd. Class A	5,678,725	1,126
*	Shandong Denghai Seeds Co. Ltd. Class A	864,118	1,124
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	630,749	1,121
	Guangzhou Restaurant Group Co. Ltd. Class A	534,761	1,121
*	Anhui Guofeng New Materials Co. Ltd. Class A	910,400	1,120
*	Chongqing Taiji Industry Group Co. Ltd. Class A	478,800	1,119
*	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	1,115
	Luenmei Quantum Co. Ltd. Class A	1,286,022	1,114
	Liaoning Chengda Biotechnology Co. Ltd. Class A	376,001	1,113
	Nanfang Pump Industry Co. Ltd. Class A	1,775,883	1,112
	Zhejiang Wanliyang Co. Ltd. Class A	1,332,300	1,111
*	Beijing Jingyuntong Technology Co. Ltd. Class A	2,437,903	1,111
*	Chengdu CORPRO Technology Co. Ltd. Class A	519,000	1,110
	CSG Smart Science & Technology Co. Ltd. Class A	756,395	1,107
	Sino Biological Inc. Class A	110,770	1,107
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	518,940	1,106
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,333,150	1,104
	Zhejiang Construction Investment Group Co. Ltd. Class A	1,006,378	1,104
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	189,129	1,103
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	987,437	1,103
*	Beijing Shunxin Agriculture Co. Ltd. Class A	663,746	1,101
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,420,700	1,100
*	China Express Airlines Co. Ltd. Class A	1,118,500	1,099
	Suzhou Good-Ark Electronics Co. Ltd. Class A	837,100	1,098
	Ningbo TIP Rubber Technology Co. Ltd. Class A	110,400	1,097
	Shenzhen Invt Electric Co. Ltd. Class A	1,134,952	1,097
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	1,094
	Xinjiang Communications Construction Group Co. Ltd. Class A	701,300	1,093
	Three's Co. Future Technology Group Co. Ltd. Class A	213,108	1,091
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,697,797	1,091
	INKON Life Technology Co. Ltd. Class A	993,590	1,090
*	China Reform Health Management & Services Group Co. Ltd. Class A	952,792	1,090
*,2	XXF Group Holdings Ltd.	18,580,000	1,088

		Shares	Market Value ($000)
	Guangdong Marubi Biotechnology Co. Ltd. Class A	255,729	1,086
	Renhe Pharmacy Co. Ltd. Class A	1,348,548	1,084
*	North Huajin Chemical Industries Co. Ltd. Class A	1,582,103	1,084
	CECEP Environmental Protection Co. Ltd. Class A	1,309,500	1,083
	Jiangsu Shagang Co. Ltd. Class A	1,952,785	1,082
*	Tonze New Energy Technology Co. Ltd. Class A	498,700	1,082
*	Greattown Holdings Ltd. Class A	1,759,421	1,081
	Sunflower Pharmaceutical Group Co. Ltd. Class A	538,108	1,079
*	Maccura Biotechnology Co. Ltd. Class A	799,530	1,077
	Foran Energy Group Co. Ltd. Class A	639,212	1,077
	Suzhou Oriental Semiconductor Co. Ltd. Class A	112,508	1,076
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,011,771	1,075
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	464,100	1,074
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	1,074
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	281,658	1,068
	China National Accord Medicines Corp. Ltd. Class B	695,278	1,066
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	1,064
*	Beijing Wandong Medical Technology Co. Ltd. Class A	633,223	1,063
*	Financial Street Holdings Co. Ltd. Class A	2,880,311	1,063
*	Daan Gene Co. Ltd. Class A	1,317,523	1,063
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	1,061
*	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,269,500	1,058
*	Topsec Technologies Group Inc. Class A	1,084,532	1,058
	Sino Wealth Electronic Ltd. Class A	336,367	1,057
*	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	1,055
	Insigma Technology Co. Ltd. Class A	1,008,500	1,054
	Suofeiya Home Collection Co. Ltd. Class A	823,278	1,053
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	257,652	1,050
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	1,047
	Shanghai Zhezhong Group Co. Ltd. Class A	412,300	1,045
	Jiangling Motors Corp. Ltd. Class A	414,198	1,044
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	745,400	1,037
	Eastcompeace Technology Co. Ltd. Class A	514,815	1,036
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	1,036
*	Shanghai STEP Electric Corp. Class A	634,700	1,033
	Chengdu RML Technology Co. Ltd. Class A	232,038	1,032
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,174,924	1,031
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	313,323	1,030
*	Qingdao Gaoce Technology Co. Ltd. Class A	860,750	1,027
	Guizhou Gas Group Corp. Ltd. Class A	1,118,272	1,023
	Shenzhen Center Power Tech Co. Ltd. Class A	400,750	1,022
	Hengbao Co. Ltd. Class A	671,300	1,021
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	513,600	1,019
	Sunward Intelligent Equipment Co. Ltd. Class A	949,320	1,019
	Zhongyuan Environment-Protection Co. Ltd. Class A	923,568	1,018
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,565,301	1,017
	Opple Lighting Co. Ltd. Class A	395,100	1,016
	CTS International Logistics Corp. Ltd. Class A	1,278,662	1,016
	Fujian Boss Software Development Co. Ltd. Class A	731,585	1,015
	NanJi E-Commerce Co. Ltd. Class A	2,206,043	1,014
	Shenzhen Sunline Tech Co. Ltd. Class A	711,652	1,014
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	706,401	1,014
	Songz Automobile Air Conditioning Co. Ltd. Class A	1,407,280	1,014
	Top Energy Co. Ltd. Shanxi Class A	1,126,444	1,012
	Chengdu Leejun Industrial Co. Ltd. Class A	874,161	1,011
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	590,281	1,010
*	Shanghai Industrial Development Co. Ltd. Class A	1,836,782	1,010
	Jinlei Technology Co. Ltd. Class A	317,700	1,009
*	Yueyang Forest & Paper Co. Ltd. Class A	2,021,160	1,009
	Huatu Cendes Co. Ltd. Class A	259,392	1,008
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,214,397	1,008
	Huludao Zinc Industry Co. Class A	1,526,300	1,005
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	523,268	1,005
	Zhejiang Hangmin Co. Ltd. Class A	1,012,684	1,004
	Three Squirrels Inc. Class A	371,740	1,004
	Zhejiang Jingxing Paper JSC Ltd. Class A	1,524,700	1,003
	Shandong Head Group Co. Ltd. Class A	349,400	1,002
*	Saurer Intelligent Technology Co. Ltd. Class A	1,774,600	1,001
	Toly Bread Co. Ltd. Class A	1,555,939	999
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	998

		Shares	Market Value ($000)
	Guomai Technologies Inc. Class A	968,065	996
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	320,456	996
*	Sanwei Holding Group Co. Ltd. Class A	900,939	994
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,064,100	994
*	LianChuang Electronic Technology Co. Ltd. Class A	989,561	993
	Beijing SuperMap Software Co. Ltd. Class A	581,500	992
*	Kingsignal Technology Co. Ltd. Class A	620,360	992
	China Publishing & Media Co. Ltd. Class A	1,231,700	987
	Shenzhen Click Technology Co. Ltd. Class A	490,500	984
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	981
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	980
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	980
	Joyoung Co. Ltd. Class A	727,292	978
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	977
	Sansteel Minguang Co. Ltd. Fujian Class A	2,022,256	977
	Beijing Strong Biotechnologies Inc. Class A	565,885	975
	Nanjing Vazyme Biotech Co. Ltd. Class A	377,969	974
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	330,880	973
	Guangdong Goworld Co. Ltd. Class A	521,444	971
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,756,947	971
*	Yibin Tianyuan Group Co. Ltd. Class A	1,118,558	964
*	Beijing eGOVA Co. Ltd. Class A	571,612	964
*	NSFOCUS Technologies Group Co. Ltd. Class A	868,818	963
*	Shenzhen Hello Tech Energy Co. Ltd. Class A	144,743	963
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,417,670	962
	MYS Group Co. Ltd. Class A	1,417,892	962
*	Shanghai AJ Group Co. Ltd. Class A	1,578,698	961
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	960
*	China Sports Industry Group Co. Ltd. Class A	908,800	960
*	Montnets Cloud Technology Group Co. Ltd. Class A	785,000	959
*	HyUnion Holding Co. Ltd. Class A	1,101,382	954
	Shunfa Hengneng Corp. Class A	2,205,821	954
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	805,500	953
	Amoy Diagnostics Co. Ltd. Class A	368,460	952
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,095,131	950
	Shandong Lukang Pharma Class A	867,190	947
*	Bright Real Estate Group Co. Ltd. Class A	2,068,005	947
*	Bio-Thera Solutions Ltd. Class A	373,345	946
*	Hunan New Wellful Co. Ltd. Class A	1,301,000	946
	Lancy Co. Ltd. Class A	430,900	944
	Tellhow Sci-Tech Co. Ltd. Class A	794,184	943
	Huafu Fashion Co. Ltd. Class A	1,703,810	943
	Huangshan Novel Co. Ltd. Class A	575,199	942
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	942
	Nanjing Pharmaceutical Group Co. Ltd.	1,244,262	935
	Zhongtong Bus Holding Co. Ltd. Class A	607,400	934
*	263 Network Communications Co. Ltd. Class A	1,350,860	934
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	602,300	931
	Chongqing Water Group Co. Ltd. Class A	1,484,150	928
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	971,906	927
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,067,710	923
	KPC Pharmaceuticals Inc. Class A	686,896	923
*	Shanghai Juss Sports & Entertainment Group Co. Ltd. Class A	936,690	922
*	Wonders Information Co. Ltd. Class A	1,233,500	920
	Black Peony Group Co. Ltd. Class A	984,700	920
	China Animal Husbandry Industry Co. Ltd. Class A	950,266	920
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	415,340	918
	Mesnac Co. Ltd. Class A	1,070,189	918
	Huadian Heavy Industries Co. Ltd. Class A	1,019,585	918
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	917
	Shenzhen Expressway Corp. Ltd. Class A	708,204	915
	Dlg Exhibitions & Events Corp. Ltd. Class A	772,940	914
	Chengdu Kanghua Biological Products Co. Ltd. Class A	133,175	913
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	1,872,197	913
*	Jiangsu Zongyi Co. Ltd. Class A	1,224,100	911
	Shenzhen Tellus Holding Co. Ltd. Class A	403,407	910
	Qiming Information Technology Co. Ltd. Class A	431,181	907
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	1,083,766	907
	ZYNP Corp. Class A	522,900	906
*	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,433,996	902

		Shares	Market Value ($000)
	Guangxi Energy Co. Ltd. Class A	1,383,240	900
	Edan Instruments Inc. Class A	517,400	899
	Sumavision Technologies Co. Ltd. Class A	1,336,200	898
	Guangxi LiuYao Group Co. Ltd. Class A	383,986	898
*	Sichuan Haite High-tech Co. Ltd. Class A	649,180	898
	Xinzhi Group Co. Ltd. Class A	382,400	896
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,162,690	895
	Zhuhai Huafa Properties Co. Ltd. Class A	2,363,266	893
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	253,700	889
*	Quzhou DFP New Material Group Co. Ltd.	1,824,232	889
*	Jiangsu General Science Technology Co. Ltd. Class A	1,484,940	889
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	796,129	888
*	Anhui ZhongDianXinLong Science & Technology Co. Ltd. Class A	671,702	885
*	Shenma Industry Co. Ltd. Class A	939,904	883
	Ningxia Building Materials Group Co. Ltd. Class A	455,288	882
	China CYTS Tours Holding Co. Ltd. Class A	825,868	882
*	New Journey Health Technology Group Co. Ltd. Class A	2,863,200	882
	East China Engineering Science & Technology Co. Ltd. Class A	660,900	879
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,968,079	878
	Hangzhou Onechance Tech Corp. Class A	241,325	878
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	875
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	474,450	874
	Xiamen Jihong Technology Co. Ltd. Class A	336,100	871
*	CGN Nuclear Technology Development Co. Ltd. Class A	918,427	871
	Jiangsu Gian Technology Co. Ltd. Class A	180,768	870
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	654,000	867
	Chongqing Road & Bridge Co. Ltd. Class A	1,338,000	866
	Guotai Epoint Software Co. Ltd. Class A	310,477	865
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	1,127,700	863
*	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	861
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	463,100	861
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,326,021	860
	Xiamen International Airport Co. Ltd. Class A	390,260	860
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	858
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	208,346	857
	Jiajiayue Group Co. Ltd. Class A	603,492	857
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	1,113,033	857
	Nanjing Les Information Technology Co. Ltd. Class A	139,135	856
	Shanghai Fortune Techgroup Co. Ltd. Class A	451,600	856
	Dazhong Transportation Group Co. Ltd. Class A	1,401,400	856
	Guangzhou Guangri Stock Co. Ltd. Class A	728,000	855
	Luoniushan Co. Ltd. Class A	1,097,907	855
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	458,323	855
	Shanxi Blue Flame Holding Co. Ltd. Class A	824,336	854
	Sanjiang Shopping Club Co. Ltd. Class A	556,800	853
	Ningbo Cixing Co. Ltd. Class A	844,100	853
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	852
*	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	1,340,978	852
	Beijing SL Pharmaceutical Co. Ltd. Class A	1,024,046	851
	Create Technology & Science Co. Ltd. Class A	462,907	849
	Yunnan Energy Investment Co. Ltd. Class A	596,755	848
	Yixintang Pharmaceutical Group Co. Ltd. Class A	490,554	848
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,065,800	847
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	844
*	Archermind Technology Co. Ltd. Class A	195,091	844
*	Shenzhen Topraysolar Co. Ltd. Class A	1,427,758	843
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,332,600	841
	Unilumin Group Co. Ltd. Class A	1,115,638	840
*	Arctech Solar Holding Co. Ltd. Class A	209,690	839
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,250,000	839
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	763,490	838
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	837
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,698,100	834
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	833
*	Fujian Septwolves Industry Co. Ltd. Class A	675,609	833
	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	833
*	Wuhan Fingu Electronic Technology Co. Ltd. Class A	641,863	833
*	China High Speed Railway Technology Co. Ltd. Class A	2,366,297	831
	Xiangyu Medical Co. Ltd. Class A	130,760	830
	Shanghai Baolong Automotive Corp. Class A	193,300	828

		Shares	Market Value ($000)
	Suning Universal Co. Ltd. Class A	2,979,759	827
*	Wutong Holding Group Co. Ltd. Class A	1,355,722	826
	Fulongma Group Co. Ltd. Class A	438,820	826
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	346,600	825
*	5I5J Holding Group Co. Ltd. Class A	2,461,903	822
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	229,453	821
	FAWER Automotive Parts Co. Ltd. Class A	1,289,945	820
*	Guizhou Zhenhua E-chem Inc. Class A	533,730	819
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	498,400	813
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	812
	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	811
*	RiseSun Real Estate Development Co. Ltd. Class A	4,842,329	811
	Shanghai Xinhua Media Co. Ltd. Class A	1,104,600	809
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,671,024	808
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	330,760	807
*	UTour Group Co. Ltd. Class A	1,051,725	806
	BMC Medical Co. Ltd. Class A	122,599	806
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	2,012,800	806
*	Shenzhen Das Intellitech Co. Ltd. Class A	1,903,796	805
	Chengdu ALD Aviation Manufacturing Corp. Class A	282,542	804
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	341,828	803
*	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,109,328	803
*	Jilin Yatai Group Co. Ltd. Class A	3,081,167	803
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,171,610	802
*	Wencan Group Co. Ltd. Class A	376,286	802
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	702,200	801
	Wushang Group Co. Ltd. Class A	745,977	800
	Fujian Apex Software Co. Ltd. Class A	174,640	800
*	Inspur Software Co. Ltd. Class A	329,798	799
	Keshun Waterproof Technologies Co. Ltd. Class A	1,101,860	797
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	2,545,344	796
*	Beijing Join-Cheer Software Co. Ltd. Class A	774,680	794
*	Wellhope Foods Co. Ltd. Class A	854,101	793
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	403,091	792
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	792
*	Guangdong Lyric Robot Automation Co. Ltd. Class A	156,116	792
	Beijing CTJ Information Technology Co. Ltd. Class A	296,193	791
*	Shanghai Bright Meat Group Co. Ltd. Class A	1,019,098	791
	China Agriculture Development Seed Group Co. Ltd. Class A	943,400	788
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	786
	Solareast Holdings Co. Ltd. Class A	775,159	786
	Zhuhai Port Co. Ltd. Class A	1,050,000	786
*	B-Soft Co. Ltd. Class A	1,485,966	785
*,2	Fenbi Ltd.	17,298,500	783
	EIT Environmental Development Group Co. Ltd. Class A	345,501	782
*	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	781
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,051,166	781
*	Cinda Real Estate Co. Ltd. Class A	2,037,635	779
*	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	776
	Dashang Co. Ltd. Class A	355,776	776
	Hangzhou Jiebai Group Co. Ltd. Class A	778,557	773
*	Der Future Science & Technology Holding Group Co. Ltd. Class A	820,840	772
	JC Finance & Tax Interconnect Holdings Ltd. Class A	725,140	771
	Shandong Xiantan Group Co. Ltd.	847,492	771
*	Sinodata Co. Ltd. Class A	329,635	769
*	Beijing Philisense Technology Co. Ltd. Class A	1,370,633	769
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	768
*	Shenzhen Jinjia Group Co. Ltd. Class A	1,382,336	768
	Liuzhou Iron & Steel Co. Ltd. Class A	1,256,600	768
*	Anhui Golden Seed Winery Co. Ltd. Class A	659,801	766
	Lushang Freda Pharmaceutical Co. Ltd. Class A	925,879	766
*	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,589,829	766
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	784,540	766
	Shenzhen YHLO Biotech Co. Ltd. Class A	562,515	764
	Gansu Yasheng Industrial Group Co. Ltd. Class A	1,709,100	764
	Hualan Biological Vaccine Inc. Class A	291,400	763
	Chongqing Port Co. Ltd. Class A	1,210,600	760
	Rastar Group Class A	1,078,500	760
	CITIC Press Corp. Class A	192,900	760
*	Jiangsu Hongdou Industrial Co. Ltd. Class A	1,842,175	760

		Shares	Market Value ($000)
	New Huadu Technology Co. Ltd. Class A	782,100	759
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	385,200	758
	Bafang Electric Suzhou Co. Ltd. Class A	198,917	754
*	Sinopec Oilfield Equipment Corp. Class A	967,342	754
*	Tianjin TEDA Resources Recycling Group Co. Ltd. Class A	1,439,243	753
	Hangxiao Steel Structure Co. Ltd. Class A	2,110,635	753
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	822,300	752
	Jiangsu Changbao Steeltube Co. Ltd. Class A	816,700	751
*	ABA Chemicals Corp. Class A	983,100	751
	Jiangsu Jiuding New Material Co. Ltd.	659,700	749
*	Shanxi Guoxin Energy Corp. Ltd. Class A	1,561,596	749
*	Beijing Thunisoft Corp. Ltd. Class A	859,720	748
	Sunyard Technology Co. Ltd. Class A	483,327	747
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	747
	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	745
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	743
	Changchun Faway Automobile Components Co. Ltd. Class A	660,868	740
	Nanjing Cosmos Chemical Co. Ltd. Class A	447,860	739
*	Beijing Global Safety Technology Co. Ltd. Class A	250,939	738
	FIYTA Precision Technology Co. Ltd. Class A	304,885	737
*	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	736
	Yotrio Group Co. Ltd. Class A	1,839,350	736
*	Altenergy Power System Inc. Class A	154,687	735
*	Focused Photonics Hangzhou Inc. Class A	419,596	735
*	Chengdu Guoguang Electric Co. Ltd. Class A	105,700	732
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	803,200	728
	Hanyu Group Joint-Stock Co. Ltd. Class A	532,400	727
	Cangzhou Dahua Co. Ltd. Class A	356,200	727
*	Anyang Iron & Steel Inc. Class A	2,716,980	725
*	Global Infotech Co. Ltd. Class A	388,600	724
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	379,500	724
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	636,526	724
*	Marssenger Kitchenware Co. Ltd. Class A	422,797	723
*	ADAMA Ltd. Class A	915,100	722
	Guangdong Vanward New Electric Co. Ltd. Class A	727,140	722
*	Baotailong New Materials Co. Ltd. Class A	1,890,100	722
	Beijing Fengjing Automotive Parts Co. Ltd.	1,524,676	722
*	Bright Eye Hospital Group Co. Ltd. Class A	149,200	719
*	Shenzhen Baoming Technology Co. Ltd. Class A	154,200	719
	Bestsun Energy Co. Ltd. Class A	1,400,600	718
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	717
*	Guangdong Great River Smarter Logistics Co. Ltd. Class A	571,198	717
	Shanghai ShenTong Metro Co. Ltd. Class A	661,876	715
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	713
*	China Union Holdings Ltd. Class A	1,228,800	712
	YanTai Shuangta Food Co. Ltd. Class A	1,141,500	712
*	China Aluminum International Engineering Corp. Ltd. Class A	1,051,900	711
	Liaoning Energy Industry Co. Ltd. Class A	1,472,900	711
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	709
*	Winall Hi-Tech Seed Co. Ltd. Class A	935,130	709
	Beijing WBD New Materials Group Co. Ltd.	844,674	708
	China Television Media Ltd. Class A	416,800	707
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	1,222,700	706
	Orient International Enterprise Ltd. Class A	757,400	705
	Beijing SDL Technology Co. Ltd. Class A	660,800	705
	Foshan Electrical & Lighting Co. Ltd. Class A	945,200	703
	Hongli Zhihui Group Co. Ltd. Class A	716,500	702
	Haining China Leather Market Co. Ltd. Class A	1,252,410	701
	BXN Holding Co. Ltd. Class A	1,203,300	698
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	431,303	698
	Rainbow Digital Commercial Co. Ltd. Class A	1,030,799	697
*	Hongbo Co. Ltd. Class A	456,950	696
*,2	WellCell Holdings Co. Ltd.	29,660,800	695
	Emei Shan Tourism Co. Ltd. Class A	478,100	694
	Center International Group Co. Ltd. Class A	467,600	694
	AUCMA Co. Ltd. Class A	757,801	689
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	260,302	689
	Time Publishing & Media Co. Ltd. Class A	662,480	688
	Beyondsoft Corp. Class A	505,600	687
	Huabao Technology Co. Ltd.	348,021	687

		Shares	Market Value ($000)
*	Guangdong Yowant Technology Group Co. Ltd. Class A	897,804	686
*	Guangdong Kinlong Hardware Products Co. Ltd. Class A	304,850	685
	Jinxi Axle Co. Ltd. Class A	1,198,800	684
*	Client Service International Inc. Class A	432,967	683
*	China West Construction Group Co. Ltd. Class A	994,856	682
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	682
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A	1,008,227	682
*	Shenzhen Topway Video Communication Co. Ltd. Class A	761,200	680
	Gem-Year Industrial Co. Ltd. Class A	942,111	679
	Anhui Korrun Co. Ltd. Class A	251,860	677
*	Beijing North Star Co. Ltd. Class A	2,701,615	677
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,019,500	673
	Vontron Technology Co. Ltd. Class A	423,300	672
	Hongbaoli Group Corp. Ltd. Class A	714,859	672
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	489,814	672
	Tungkong Inc. Class A	556,076	668
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	668
	Beken Corp. Class A	122,587	668
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	663
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	914,840	662
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	661
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	659
	Fuan Pharmaceutical Group Co. Ltd. Class A	1,197,100	658
	Truking Technology Ltd. Class A	527,800	658
*	Cybrid Technologies Inc. Class A	410,600	654
	Bear Electric Appliance Co. Ltd. Class A	127,600	653
*	Macmic Science & Technology Co. Ltd. Class A	199,224	653
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	652
	Shenzhen Properties & Resources Development Group Ltd. Class A	552,952	651
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	650
	Guizhou Guihang Automotive Components Co. Ltd. Class A	390,184	650
*	Hainan Expressway Co. Ltd. Class A	954,200	649
*	World Union Group Inc. Class A	2,085,355	649
*	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	539,044	648
*	Beijing Baination Pictures Co. Ltd. Class A	847,100	647
*	KBC Corp. Ltd. Class A	172,153	645
*	Guizhou Zhongyida Co. Ltd. Class A	631,800	645
*	Appotronics Corp. Ltd. Class A	421,869	644
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	427,600	643
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,066,910	643
	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	639
	Shenzhen Sea Star Technology Co. Ltd. Class A	588,500	638
	Zhejiang Vie Science & Technology Co. Ltd. Class A	460,400	638
*	Shenzhen Guangju Energy Co. Ltd. Class A	556,288	637
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	337,000	637
	Shenzhen Comix Group Co. Ltd. Class A	647,500	635
	Wuhan Keqian Biology Co. Ltd. Class A	327,993	634
*	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,463,420	633
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	633
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	633
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,210,260	630
	Changhong Meiling Co. Ltd. Class A	852,328	629
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	628
	XGIMI Tech Co. Ltd.	65,088	628
*	Tangrenshen Group Co. Ltd. Class A	1,175,650	627
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	625
	Joeone Co. Ltd. Class A	502,277	625
*	Sun Create Electronics Co. Ltd. Class A	243,376	624
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	622
*	DBAPP Security Ltd. Class A	105,429	620
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	326,500	618
*	Wolong New Energy Group Co. Ltd. Class A	678,301	617
*	Phenix Optical Co. Ltd. Class A	275,600	614
	Shanghai Pudong Construction Co. Ltd. Class A	803,524	614
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,397,170	611
*	Zhongbai Holdings Group Co. Ltd. Class A	586,489	611
	Ligao Foods Co. Ltd. Class A	158,620	611
	Jiangsu Huaxicun Co. Ltd. Class A	799,400	610
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	865,369	609
	Hefei Department Store Group Co. Ltd. Class A	709,717	605

		Shares	Market Value ($000)
	Vatti Corp. Ltd. Class A	842,448	605
	Yabao Pharmaceutical Group Co. Ltd. Class A	631,483	605
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	552,146	604
*	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	603
	Canny Elevator Co. Ltd. Class A	764,373	603
*	VanJee Technology Co. Ltd. Class A	201,160	600
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	598
	Newcapec Electronics Co. Ltd. Class A	488,335	597
*	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	87,671	597
	Qianjiang Water Resources Development Co. Ltd. Class A	508,971	595
	Guoguang Electric Co. Ltd. Class A	480,600	595
	Jiangsu Transimage Technology Co. Ltd. Class A	269,200	595
	Feitian Technologies Co. Ltd. Class A	392,500	593
*	Top Resource Energy Co. Ltd. Class A	847,100	592
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	592
*	Chengdu New Tianfu Culture Tourism Development Co. Ltd. Class A	1,172,450	591
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	589
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A	406,720	589
	ZhongYeDa Electric Co. Ltd. Class A	501,400	588
	Hubei Century Network Technology Co. Ltd. Class A	465,300	588
*	Rongan Property Co. Ltd. Class A	2,008,772	587
	Goldcard Smart Group Co. Ltd. Class A	389,110	585
	Realcan Pharmaceutical Group Co. Ltd. Class A	1,436,010	585
	Anhui Huamao Textile Co. Class A	992,063	582
	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	582
*	Beijing Huayuan Xinhang Holding Co. Ltd. Class A	1,816,875	578
	Huangshan Tourism Development Co. Ltd. Class A	344,401	577
	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	574
	Jiangsu Yueda Investment Co. Ltd. Class A	904,300	574
	Era Co. Ltd. Class A	1,005,259	571
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	121,100	571
*	Changchun BCHT Biotechnology Co. Ltd. Class A	258,487	571
	Jinneng Science & Technology Co. Ltd. Class A	858,655	570
*	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	279,400	565
*	China Wuyi Co. Ltd. Class A	1,611,511	561
*	Fujian Rongji Software Co. Ltd. Class A	609,300	561
*	Daheng New Epoch Technology Inc. Class A	376,900	560
	Zhejiang Meida Industrial Co. Ltd. Class A	597,200	560
*	HPGC Renmintongtai Pharmaceutical Corp. Class A	407,234	559
	Bestore Co. Ltd. Class A	395,600	559
*	Baida Group Co. Ltd. Class A	436,400	558
	Guangdong Shirongzhaoye Co. Ltd. Class A	878,600	555
*	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	554
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A	769,196	554
	Haoxiangni Health Food Co. Ltd. Class A	364,800	551
	Hengdian Entertainment Co. Ltd. Class A	255,322	550
	Luyang Energy-Saving Materials Co. Ltd.	509,771	550
*	Lucky Film Co. Ltd. Class A	528,691	550
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	260,064	549
	Anhui Huaheng Biotechnology Co. Ltd. Class A	218,225	549
*	Yijiahe Technology Co. Ltd. Class A	167,000	548
*	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	547
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A	1,722,525	546
*	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	545
*	Phoenix Shipping Wuhan Co. Ltd. Class A	993,900	544
*	Eastone Century Technology Co. Ltd. Class A	843,315	544
	Shanghai Shenda Co. Ltd. Class A	1,050,800	543
	Dongfeng Electronic Technology Co. Ltd. Class A	367,250	542
	Jinbei Automotive Co. Ltd. Class A	1,097,901	537
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	525,800	537
*	Duolun Technology Corp. Ltd. Class A	587,777	535
*	Liaoning Shenhua Holdings Co. Ltd. Class A	2,155,700	530
*	Hanwang Technology Co. Ltd. Class A	231,900	528
	Chongqing Yukaifa Co. Ltd. Class A	930,100	526
*	Beijing Hualian Department Store Co. Ltd. Class A	2,499,781	526
*	H&R Century Union Corp. Class A	958,100	524
*	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	182,980	516
	Sichuan Meifeng Chemical IND Class A	591,151	511
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	509
*	Zhejiang Huamei Holding Co. Ltd. Class A	979,100	508

		Shares	Market Value ($000)
*	Shenzhen Anche Technologies Co. Ltd. Class A	196,600	507
*	JinJian Cereals Industry Co. Ltd. Class A	614,000	505
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	210,868	505
	Ningbo Peacebird Fashion Co. Ltd. Class A	253,129	504
	Shanghai Bailian Group Co. Ltd. Class B	858,956	503
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A	328,700	503
*	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	502
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	264,700	502
*	SOHO China Ltd.	11,521,530	500
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	500
	Shandong Sunway Chemical Group Co. Ltd. Class A	577,632	493
	Shandong Shengli Co. Class A	834,677	490
	Tengda Construction Group Co. Ltd. Class A	1,637,499	488
	Delixi New Energy Technology Co. Ltd. Class A	189,420	484
*	Huaren Pharmaceutical Co. Ltd. Class A	1,220,872	484
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	482
*	Dongjiang Environmental Co. Ltd. Class A	946,666	481
	Zhejiang NetSun Co. Ltd. Class A	229,600	481
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	480
	Citychamp Dartong Advanced Materials Co. Ltd.	1,205,333	478
*	Yunnan Coal & Energy Co. Ltd. Class A	922,500	475
	Monalisa Group Co. Ltd. Class A	349,604	475
	Foshan Electrical & Lighting Co. Ltd. Class B	1,938,466	474
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	474
*	Grand Industrial Holding Group Co. Ltd. Class A	460,000	473
*	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	235,600	472
*	Everbright Jiabao Co. Ltd. Class A	1,502,708	470
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	165,477	464
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A	942,520	463
*	Cachet Pharmaceutical Co. Ltd. Class A	262,043	461
	Jenkem Technology Co. Ltd. Class A	47,933	461
	Shanghai New World Co. Ltd. Class A	510,900	461
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	316,700	461
*	Deluxe Family Co. Ltd. Class A	1,499,036	459
	Northern United Publishing & Media Group Co. Ltd. Class A	517,800	456
*	Sinochem Equipment Technology Qingdao Co. Ltd. Class A	431,434	454
*	Chimin Health Management Co. Ltd. Class A	428,400	454
*	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A	849,347	452
*	Beijing Dinghan Technology Group Co. Ltd. Class A	523,300	448
	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	447
*	Shanghai Titan Scientific Co. Ltd. Class A	151,876	446
	Bringspring Science & Technology Co. Ltd. Class A	586,000	446
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	443
*	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	441
*	Shanghai Tianchen Co. Ltd. Class A	728,338	440
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	559,209	435
	PKU Healthcare Corp. Ltd. Class A	560,500	431
	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	430
*	Hubei Fuxing Science & Technology Co. Ltd. Class A	1,382,080	430
	Dare Power Dekor Home Co. Ltd. Class A	562,739	429
	Ningbo David Medical Device Co. Ltd. Class A	294,800	428
*	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	216,164	427
	Zhuhai Huajin Capital Co. Ltd. Class A	268,717	424
*	Beijing Sinohytec Co. Ltd. Class A	168,343	421
*	Zhongfu Information Inc. Class A	282,200	421
	Shanghai Yimin Commerce Group Co. Ltd. Class A	793,600	419
	Guangxi Nanning Waterworks Group Co. Ltd. Class A	631,800	416
*	CanSino Biologics Inc. Class A	55,518	413
*	Great Chinasoft Technology Co. Ltd. Class A	674,700	412
	Shanghai Jinfeng Wine Co. Ltd. Class A	662,645	409
*	Berry Genomics Co. Ltd. Class A	322,603	406
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	157,170	403
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	915,025	402
*	Guangzhou Pearl River Development Group Co. Ltd. Class A	783,820	402
	Guangdong Delian Group Co. Ltd. Class A	675,035	401
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	396
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	308,140	395
	Dazhong Transportation Group Co. Ltd. Class B	2,185,448	391
*	Triumph New Energy Co. Ltd. Class A	385,300	389
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	386

		Shares	Market Value ($000)
*	China Quanjude Group Co. Ltd. Class A	278,800	384
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	377
*	Qingdao Citymedia Co. Ltd. Class A	496,400	372
	Duzhe Publishing & Media Co. Ltd. Class A	442,500	362
*	Beijing Forever Technology Co. Ltd. Class A	515,494	361
*	Shanghai Xujiahui Commercial Co. Ltd. Class A	342,500	338
	Sanlux Co. Ltd. Class A	648,400	332
*,3	China South City Holdings Ltd.	23,621,258	322
	Jiangling Motors Corp. Ltd. Class B	240,770	288
	Lu Thai Textile Co. Ltd. Class A	320,200	284
*,2	Xiaomi Corp. ADR	14,139	259
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	114,620	240
*	Gemdale Properties & Investment Corp. Ltd.	19,624,000	234
	Beijing Bashi Media Co. Ltd. Class A	439,434	212
*	EGing Photovoltaic Technology Co. Ltd. Class A	579,174	190
*,3	Orient Group Inc.	3,391,900	181
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A	237,100	125
*	Guangdong Hybribio Biotech Co. Ltd. Class A	147,820	122
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	293,600	108
*	Fujian Green Pine Co. Ltd. Class A	75,600	71
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	46,662	68
*	China Meidong Auto Holdings Ltd.	1,348,521	68
	Wenfeng Great World Chain Development Corp. Class A	163,313	36
*,3	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	—
*,3	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	—
*,3	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	—
*,3	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	—
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	2,118,077	—
*,3	Elion Energy Co. Ltd. Class A	2,693,050	—
*,3	China Grand Automotive Services Group Co. Ltd. Class A	1,344,270	—
*,3	Sichuan Languang Development Co. Ltd. Class A	2,192,132	—
*,3	Yango Group Co. Ltd. Class A	4,010,183	—
*,3	Chongqing Dima Industry Co. Ltd. Class A	868,700	—
*,3	Sundy Land Investment Co. Ltd. Class A	1,281,700	—
*,3	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	—
*,3	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	—
*,3	Blivex Energy Technology Co. Ltd. Class A	4,172,796	—
*,3	Sou Yu Te Group Co. Ltd. Class A	2,415,182	—
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	1,006,830	—
*,3	Xinlun New Materials Co. Ltd. Class A	1,033,500	—
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	4,554,460	—
*,3	Pang Da Automobile Trade Co. Ltd. Class A	12,628,300	—
*,3	Kangmei Pharmaceutical Co. Ltd.	595,131	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	7,563,775	—
*,3	ST JLZX A	393,700	—
*,3	Oceanwide Holdings Co. Ltd. Class A	767,000	—
*,3	Shanghai Shimao Co. Ltd. Class A	273,212	—
*,3	Jiangsu Zhongnan Construction Group Co. Ltd.	1,287,637	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	4,404,621	—
*,3	Ningxia Zhongyin Cashmere Co. Ltd.	4,093,100	—
*,3	China Dili Group	38,445,940	—
*,3	Chongqing Dima Industry Co. Ltd.	778,307	—
*,3	Guangdong Huatie Tongda High-speed Railway Equipment Corp.	515,756	—
*,3	China Grand Automotive Services Group Co. Ltd.	6,816,940	—
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd.	1,531,000	—
*,3	Tunghsu Optoelectronic Technology Co. Ltd.	1,767,600	—
			44,319,699
Colombia (0.2%)
	Grupo Cibest SA ADR	1,087,639	100,628
	Grupo Cibest SA	3,126,257	88,605
	Interconexion Electrica SA ESP	5,935,048	56,246
	Ecopetrol SA	45,792,712	38,826
	Cementos Argos SA	7,565,691	26,426
[2]	Ecopetrol SA ADR	939,656	15,758
			326,489
Czech Republic (0.1%)
	CEZ A/S	1,946,400	125,384
	Komercni Banka A/S	1,048,452	52,506
[1]	Moneta Money Bank A/S	3,662,750	33,547

		Shares	Market Value ($000)
[2]	Colt CZ Group SE	211,497	9,157
[2]	Doosan Skoda Power A/S	134,848	3,200
			223,794
Egypt (0.1%)
	Commercial International Bank - Egypt (CIB)	36,852,269	102,112
	Talaat Moustafa Group	9,930,994	19,062
	Telecom Egypt Co.	6,932,149	14,155
*	Fawry for Banking & Payment Technology Services SAE	26,227,118	9,733
	EFG Holding S.A.E.	16,155,631	8,324
			153,386
Greece (0.8%)
	National Bank of Greece SA	11,608,464	217,207
	Eurobank SA	33,851,033	174,927
*	Piraeus Bank SA	14,967,423	174,581
	Public Power Corp. SA	4,288,370	110,503
	Alpha Bank SA	22,187,976	110,024
	Bank of Cyprus Holdings plc	5,033,726	59,722
	GEK Terna SA	1,094,929	57,314
	Hellenic Telecommunications Organization SA	2,304,034	53,175
	Motor Oil Hellas Corinth Refineries SA	892,430	52,427
	JUMBO SA	1,604,062	44,823
	Allwyn AG	2,380,215	36,790
	Optima bank SA	2,538,272	30,750
	Titan SA	483,935	29,125
	Cenergy Holdings SA	944,054	23,579
	HELLENiQ ENERGY Holdings SA	1,244,719	18,620
	Holding Co. ADMIE IPTO SA	2,670,420	13,875
	Athens International Airport SA	1,067,866	13,014
	Viohalco SA	570,994	11,712
	Ballys Intralot SA	8,875,628	11,269
*	Aktor SA Holding Co. Technical & Energy Projects	854,163	10,364
*	LAMDA Development SA	1,275,817	9,334
	Aegean Airlines SA	571,619	8,042
*	Athens Water Supply & Sewage Co. SA	566,381	7,447
	Sarantis SA	365,344	6,105
	Piraeus Port Authority SA	87,316	4,458
	Autohellas Tourist & Trading SA	257,503	3,451
	ElvalHalcor SA	759,624	3,300
	Avax SA	831,695	3,268
	Ideal Holdings SA	446,269	3,104
	Quest Holdings SA	340,474	2,818
	Fourlis Holdings SA	533,874	2,518
	Intracom Holdings SA (Registered)	703,287	2,448
*	QUALCO Group SA	279,504	1,850
	Euronext Athens Holding SA	200,769	1,773
*	CrediaBank SA	1,371,297	1,585
	Ellaktor SA	837,974	1,235
			1,316,537
Hong Kong (0.0%)
	Want Want China Holdings Ltd.	59,582,000	25,643
*,1,2	CARsgen Therapeutics Holdings Ltd.	4,945,000	8,458
	K Wah International Holdings Ltd.	14,137,294	3,733
			37,834
Hungary (0.4%)
	OTP Bank Nyrt.	3,195,970	473,457
*	MOL Hungarian Oil & Gas plc	6,291,065	90,074
	Richter Gedeon Nyrt.	1,896,022	70,644
	Magyar Telekom Telecommunications plc	3,734,555	32,374
[2]	Opus Global Nyrt.	5,729,940	6,494
*,2	4iG Nyrt.	560,082	3,104
			676,147
Iceland (0.1%)
	Islandsbanki HF	24,252,183	28,775
[1]	Arion Banki HF	18,024,022	28,364
	Hagar hf	13,244,702	12,807
	Festi hf	4,052,993	10,211
	Reitir fasteignafelag hf	8,248,167	7,647
	Kvika banki hf	56,864,717	6,292

		Shares	Market Value ($000)
*	Alvotech SA	1,610,386	6,219
	Heimar HF	20,296,626	5,652
	Sjova-Almennar Tryggingar hf	11,019,803	3,835
*	Bera HF	26,955,774	3,262
	Skagi Hf	21,096,832	3,223
	Eimskipafelag Islands hf	1,396,634	2,855
	Siminn HF	26,824,050	2,778
*	Icelandair Group HF	271,737,249	1,574
	Kaldalon hf	7,038,815	1,498
			124,992
India (16.9%)
	Reliance Industries Ltd.	94,573,035	1,294,843
	HDFC Bank Ltd.	160,480,061	1,256,849
	ICICI Bank Ltd.	74,696,093	1,122,619
	Bharti Airtel Ltd.	42,768,036	883,559
	Infosys Ltd.	47,861,690	568,552
	Mahindra & Mahindra Ltd.	13,034,527	464,129
	Bajaj Finance Ltd.	38,400,186	459,048
	Axis Bank Ltd.	32,395,824	417,172
	Larsen & Toubro Ltd.	9,487,571	391,323
	Tata Consultancy Services Ltd.	14,373,549	356,601
	Kotak Mahindra Bank Ltd.	77,036,232	314,921
	Sun Pharmaceutical Industries Ltd.	15,009,833	312,960
	Hindustan Unilever Ltd.	12,654,396	278,558
	Titan Co. Ltd.	5,201,366	265,556
	Maruti Suzuki India Ltd.	1,779,276	265,334
	NTPC Ltd.	66,678,400	242,483
	State Bank of India	22,250,098	239,465
	Tata Steel Ltd.	113,070,164	224,975
	UltraTech Cement Ltd.	1,737,613	216,694
	Shriram Finance Ltd.	19,718,571	216,118
	Hindalco Industries Ltd.	20,690,284	212,010
	Bharat Electronics Ltd.	50,207,755	204,065
*	Eternal Ltd.	64,089,469	203,108
	HCL Technologies Ltd.	14,232,142	201,250
	Power Grid Corp. of India Ltd.	63,645,579	189,459
	Adani Ports & Special Economic Zone Ltd.	10,350,280	183,888
	Asian Paints Ltd.	6,391,778	183,860
*	Adani Power Ltd.	76,452,123	169,157
	JSW Steel Ltd.	12,399,899	165,052
	Grasim Industries Ltd.	5,051,088	164,062
	Eicher Motors Ltd.	1,988,431	163,145
	Nestle India Ltd.	10,089,400	159,560
	Tech Mahindra Ltd.	8,955,000	155,489
	Divi's Laboratories Ltd.	1,784,903	150,679
	Coal India Ltd.	33,742,902	146,494
	TVS Motor Co. Ltd.	3,216,282	145,309
[1]	InterGlobe Aviation Ltd.	2,661,552	144,119
	Oil & Natural Gas Corp. Ltd.	54,561,719	139,003
	Apollo Hospitals Enterprise Ltd.	1,449,549	135,993
	Tata Motors Ltd.	29,004,353	132,678
	Adani Enterprises Ltd.	4,159,394	131,135
	Hindustan Aeronautics Ltd.	2,668,322	129,976
	Jio Financial Services Ltd.	47,086,036	126,539
	ITC Ltd.	42,268,386	124,436
	Cipla Ltd.	8,037,495	124,045
	Trent Ltd.	3,838,225	120,877
[1]	SBI Life Insurance Co. Ltd.	6,102,610	120,305
	Max Healthcare Institute Ltd.	10,452,591	120,305
	Cholamandalam Investment & Finance Co. Ltd.	6,083,783	117,896
	Bajaj Finserv Ltd.	5,518,599	117,296
	Bajaj Auto Ltd.	953,944	115,151
	Torrent Pharmaceuticals Ltd.	2,085,031	111,981
	Cummins India Ltd.	1,910,654	110,504
	BSE Ltd.	2,806,850	107,210
*	Vedanta Aluminium Metal Ltd.	22,488,292	107,050
	Hero MotoCorp Ltd.	1,877,028	105,959
	Tata Consumer Products Ltd.	9,202,722	104,422
	Tata Motors Passenger Vehicles Ltd.	29,027,698	103,326

		Shares	Market Value ($000)
[1]	Laurus Labs Ltd.	5,150,504	98,050
	Samvardhana Motherson International Ltd.	61,305,419	96,826
	Federal Bank Ltd.	25,630,595	96,358
	Tata Power Co. Ltd.	23,786,487	94,901
	Britannia Industries Ltd.	1,669,284	94,733
	Indian Hotels Co. Ltd. Class A	12,127,197	93,875
	Power Finance Corp. Ltd.	20,822,726	92,560
	CG Power & Industrial Solutions Ltd.	9,966,898	90,169
	Bharat Petroleum Corp. Ltd.	26,663,658	89,109
	Coforge Ltd.	4,880,053	88,017
	Bharat Heavy Electricals Ltd.	20,509,716	87,435
	Varun Beverages Ltd.	18,810,916	87,168
	Persistent Systems Ltd.	1,492,948	86,891
	Bharat Forge Ltd.	3,753,548	86,469
	Lupin Ltd.	3,412,763	86,379
*	One 97 Communications Ltd.	5,804,351	81,668
*	Suzlon Energy Ltd.	161,824,019	81,315
*	PB Fintech Ltd.	4,815,555	80,842
	Dr Reddy's Laboratories Ltd.	6,703,550	80,427
	GE Vernova T&D India Ltd.	1,773,609	80,310
[1]	AU Small Finance Bank Ltd.	7,267,572	79,762
*,1	Avenue Supermarts Ltd.	1,931,527	79,424
	Dixon Technologies India Ltd.	528,845	77,830
	Indian Oil Corp. Ltd.	53,014,591	77,715
[1]	HDFC Life Insurance Co. Ltd.	13,329,042	76,584
[1]	HDFC Asset Management Co. Ltd.	2,779,554	76,152
*	Indus Towers Ltd.	18,484,704	75,795
*	Adani Energy Solutions Ltd.	4,377,908	75,501
	Pidilite Industries Ltd.	4,360,005	73,624
	GAIL India Ltd.	37,632,668	71,497
	Polycab India Ltd.	749,212	71,467
	Ashok Leyland Ltd.	40,179,876	69,946
	Marico Ltd.	7,650,165	69,789
	REC Ltd.	17,495,084	68,355
	Fortis Healthcare Ltd.	6,876,828	68,131
	United Spirits Ltd.	4,191,063	66,591
	Wipro Ltd.	34,378,849	66,311
	Solar Industries India Ltd.	341,585	65,843
	Aurobindo Pharma Ltd.	3,922,749	64,934
	IndusInd Bank Ltd.	6,029,896	63,947
	Vedanta Ltd.	22,846,761	63,428
	DLF Ltd.	9,124,323	63,024
	Godrej Consumer Products Ltd.	5,510,093	61,800
*	FSN E-Commerce Ventures Ltd.	17,654,317	61,710
*	Swiggy Ltd.	20,611,641	61,522
	Info Edge India Ltd.	4,778,543	61,378
	Jindal Steel Ltd.	5,281,246	61,070
	Hitachi Energy India Ltd.	180,589	60,864
[1]	LTM Ltd.	1,302,949	59,649
*	Adani Green Energy Ltd.	4,096,457	59,363
*	Yes Bank Ltd.	246,717,822	58,848
*	Max Financial Services Ltd.	3,706,977	58,204
	SRF Ltd.	2,071,063	56,905
	ABB India Ltd.	743,307	56,707
	Embassy Office Parks REIT	12,281,667	56,370
[1]	ICICI Lombard General Insurance Co. Ltd.	3,275,401	55,736
	Hindustan Petroleum Corp. Ltd.	13,512,650	54,989
*	Bosch Ltd.	125,040	53,832
*	Vodafone Idea Ltd.	387,647,533	52,858
*	IDFC First Bank Ltd.	59,470,378	52,761
	Phoenix Mills Ltd.	2,652,958	52,652
[1]	Sona Blw Precision Forgings Ltd.	6,511,210	52,488
	Ambuja Cements Ltd.	11,435,490	51,757
[1]	Lodha Developers Ltd.	3,952,742	51,524
	Biocon Ltd.	11,456,057	51,094
	UPL Ltd.	7,859,604	49,775
	Siemens Ltd.	1,258,279	49,562
	Multi Commodity Exchange of India Ltd.	1,753,616	49,487
	Muthoot Finance Ltd.	1,501,888	49,070
	Radico Khaitan Ltd.	1,074,440	48,866

		Shares	Market Value ($000)
	Sundaram Finance Ltd.	972,751	47,542
	APL Apollo Tubes Ltd.	2,491,815	47,505
	Glenmark Pharmaceuticals Ltd.	2,028,491	47,486
	Hyundai Motor India Ltd.	2,048,289	46,820
	National Aluminium Co. Ltd.	12,573,019	46,257
	Mphasis Ltd.	1,846,512	45,438
	Voltas Ltd.	3,259,211	45,395
	KEI Industries Ltd.	866,638	45,384
*	Aditya Birla Capital Ltd.	10,520,104	44,559
	Bajaj Holdings & Investment Ltd.	372,769	44,305
	Godrej Properties Ltd.	1,995,731	44,039
	Tube Investments of India Ltd.	1,526,150	44,021
	360 ONE WAM Ltd.	3,700,864	43,975
	NHPC Ltd.	53,190,255	43,884
	JSW Energy Ltd.	7,534,584	43,794
*	Vishal Mega Mart Ltd.	39,012,952	43,790
	MRF Ltd.	31,096	43,259
	NMDC Ltd.	48,452,158	43,212
*	GMR Airports Ltd.	39,054,231	43,066
	Siemens Energy India Ltd.	1,259,417	42,637
	Havells India Ltd.	3,227,137	42,634
	Zydus Lifesciences Ltd.	3,526,883	41,640
	State Bank of India GDR	380,372	41,441
	Navin Fluorine International Ltd.	520,802	41,303
*	Delhivery Ltd.	8,107,334	40,929
	Mankind Pharma Ltd.	1,581,643	40,928
	Colgate-Palmolive India Ltd.	1,878,910	40,880
	Torrent Power Ltd.	2,680,715	39,669
	Oracle Financial Services Software Ltd.	334,199	39,189
	L&T Finance Ltd.	11,989,601	39,099
	Prestige Estates Projects Ltd.	2,286,391	38,723
	Union Bank of India Ltd.	21,453,840	38,496
	Hindustan Zinc Ltd.	6,773,758	38,378
	Alkem Laboratories Ltd.	636,693	38,372
	Shree Cement Ltd.	140,223	38,285
	Punjab National Bank	32,234,698	38,057
*	Lenskart Solutions Ltd.	6,456,426	37,982
	Coromandel International Ltd.	1,718,106	37,336
	Dabur India Ltd.	8,384,333	37,029
	Bank of Baroda	14,502,192	36,861
	Oil India Ltd.	7,633,845	36,782
	Mahindra & Mahindra Financial Services Ltd.	9,092,475	36,741
	Steel Authority of India Ltd.	20,513,948	36,367
*	Apar Industries Ltd.	240,286	36,147
	Page Industries Ltd.	85,032	35,968
	Ipca Laboratories Ltd.	1,951,955	35,754
	Kalyan Jewellers India Ltd.	5,487,288	35,208
	Piramal Finance Ltd.	1,621,423	34,911
	WAAREE Energies Ltd.	1,210,607	33,956
	Canara Bank	25,575,400	33,478
	Indian Bank	3,790,988	33,211
	PI Industries Ltd.	1,143,952	32,980
	Blue Star Ltd.	1,838,547	32,393
	Welspun Corp. Ltd.	1,861,236	32,188
	UNO Minda Ltd.	2,569,406	31,779
[1]	Brookfield India Real Estate Trust	8,877,682	31,775
	Oberoi Realty Ltd.	1,654,327	31,676
	Jindal Stainless Ltd.	4,057,104	31,241
	Lloyds Metals & Energy Ltd.	1,455,520	31,230
	Tata Capital Ltd.	8,106,204	31,024
	Petronet LNG Ltd.	10,532,866	30,979
	Supreme Industries Ltd.	848,778	30,824
	Exide Industries Ltd.	6,362,098	29,979
[1]	Nippon Life India Asset Management Ltd.	2,453,902	29,851
	Manappuram Finance Ltd.	7,639,517	29,762
*,1	Billionbrains Garage Ventures Ltd.	14,519,602	29,556
	HFCL Ltd.	14,513,497	29,523
[1]	Aster DM Quality Care Ltd.	3,402,556	29,320
[1]	Gland Pharma Ltd.	1,115,166	29,250
	SBI Cards & Payment Services Ltd.	4,211,368	29,114

		Shares	Market Value ($000)
	Balkrishna Industries Ltd.	1,116,538	28,943
	Tata Communications Ltd.	1,571,024	28,915
	JK Cement Ltd.	498,959	28,451
[1]	ICICI Prudential Life Insurance Co. Ltd.	5,157,358	27,845
	Computer Age Management Services Ltd.	3,337,928	27,844
	Redington Ltd.	8,205,716	27,652
	Kirloskar Oil Engines Ltd.	1,204,232	27,637
	Container Corp. of India Ltd.	4,997,548	27,511
[1]	PNB Housing Finance Ltd.	2,474,916	27,303
	Mazagon Dock Shipbuilders Ltd.	1,071,338	26,742
	ITC Hotels Ltd.	15,661,201	26,639
*,1	Krishna Institute of Medical Sciences Ltd.	3,149,557	26,566
[1]	Indian Railway Finance Corp. Ltd.	28,270,127	26,401
	Astral Ltd.	1,736,475	26,348
*	Ather Energy Ltd.	1,912,558	25,269
*,1	SAI Life Sciences Ltd.	1,828,834	25,216
	Jubilant Foodworks Ltd.	5,477,599	25,163
[1]	RBL Bank Ltd.	6,393,520	25,154
*	Sammaan Capital Ltd.	14,702,616	25,015
	Crompton Greaves Consumer Electricals Ltd.	9,162,588	24,969
*	Poonawalla Fincorp Ltd.	5,019,722	24,380
	Anand Rathi Wealth Ltd.	1,121,531	24,370
*	Wockhardt Ltd.	1,181,561	24,272
	Karur Vysya Bank Ltd.	6,719,605	24,125
	Schaeffler India Ltd.	563,698	24,091
	Gujarat Fluorochemicals Ltd.	526,086	24,062
	Hindustan Copper Ltd.	4,650,045	24,022
*	Amber Enterprises India Ltd.	302,089	23,566
	Acutaas Chemicals Ltd.	721,130	23,463
	Himadri Speciality Chemical Ltd.	2,963,548	23,304
	Aegis Logistics Ltd.	1,701,817	22,813
	Cholamandalam Financial Holdings Ltd.	1,412,518	22,697
	Neuland Laboratories Ltd.	113,460	22,644
	ICICI Prudential Asset Management Co. Ltd.	687,473	22,448
*	LG Electronics India Ltd.	1,431,870	22,361
	LIC Housing Finance Ltd.	4,072,954	22,322
	Dr Reddy's Laboratories Ltd. ADR	1,873,980	22,207
	Indian Railway Catering & Tourism Corp. Ltd.	4,246,537	21,792
	Ajanta Pharma Ltd.	594,738	21,599
[1]	Sansera Engineering Ltd.	613,154	21,493
	Kalpataru Projects International Ltd.	1,579,284	21,341
	HDB Financial Services Ltd.	2,942,588	21,158
	Adani Total Gas Ltd.	3,094,940	21,141
[1]	Dr Lal PathLabs Ltd.	1,053,786	21,048
[1]	General Insurance Corp. of India	5,533,263	20,680
	Dalmia Bharat Ltd.	1,096,489	20,673
	Apollo Tyres Ltd.	4,546,606	20,393
*	Star Health & Allied Insurance Co. Ltd.	3,227,780	20,316
	AIA Engineering Ltd.	420,571	20,231
[1]	Bandhan Bank Ltd.	11,012,587	20,087
*	Sterlite Technologies Ltd.	3,435,907	20,068
	Narayana Hrudayalaya Ltd.	942,815	20,054
	Great Eastern Shipping Co. Ltd.	1,413,668	20,002
	Central Depository Services India Ltd.	1,429,217	19,954
	Motilal Oswal Financial Services Ltd.	2,226,242	19,877
	IIFL Finance Ltd.	3,112,703	19,847
	Nuvama Wealth Management Ltd.	1,049,883	19,841
	Berger Paints India Ltd.	3,556,231	19,387
	Angel One Ltd.	6,201,535	19,358
*	Piramal Pharma Ltd.	9,395,988	19,258
	Tata Elxsi Ltd.	498,712	19,235
	Thermax Ltd.	422,797	19,085
	Linde India Ltd.	264,056	18,661
	Bank of India	12,904,555	18,644
	Rail Vikas Nigam Ltd.	7,890,735	18,631
	TD Power Systems Ltd.	1,568,543	18,575
*	Cartrade Tech Ltd.	651,178	18,557
[1]	Mindspace Business Parks REIT	3,511,927	18,113
	Bank of Maharashtra	21,776,769	18,091
	Granules India Ltd.	2,079,139	17,970

		Shares	Market Value ($000)
	Tata Technologies Ltd.	2,291,098	17,961
*	MTAR Technologies Ltd.	298,250	17,934
	Bharti Hexacom Ltd.	1,064,410	17,923
	Carborundum Universal Ltd.	1,591,273	17,730
[1]	IndiGrid Infrastructure Trust	9,436,843	17,678
	Global Health Ltd.	1,193,310	17,577
[1]	Cochin Shipyard Ltd.	1,172,527	17,489
	Patanjali Foods Ltd.	4,690,726	17,426
	Bharat Dynamics Ltd.	1,310,292	17,209
*	Kaynes Technology India Ltd.	430,616	17,161
	KPR Mill Ltd.	1,554,803	17,098
	Timken India Ltd.	517,836	17,068
	GlaxoSmithKline Pharmaceuticals Ltd.	601,450	16,733
	Craftsman Automation Ltd.	160,883	16,652
	Deepak Nitrite Ltd.	948,370	16,515
[1]	Premier Energies Ltd.	1,527,019	16,347
	Ramco Cements Ltd.	1,685,043	16,210
	ZF Commercial Vehicle Control Systems India Ltd.	638,994	16,188
	Tata Chemicals Ltd.	2,255,045	15,915
	Data Patterns India Ltd.	352,684	15,824
	ACC Ltd.	1,111,814	15,817
	Kfin Technologies Ltd.	1,604,657	15,761
	Gujarat Energy Ltd.	5,458,186	15,701
	Atul Ltd.	222,273	15,692
*	United Breweries Ltd.	1,050,273	15,621
	Indraprastha Gas Ltd.	9,776,086	15,568
	Aarti Industries Ltd.	3,029,815	15,528
	Five-Star Business Finance Ltd.	2,698,857	15,492
	Syrma SGS Technology Ltd.	1,073,488	15,370
[1]	Home First Finance Co. India Ltd.	1,230,630	15,328
	Zee Entertainment Enterprises Ltd.	12,703,849	15,246
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	933,831	15,194
	CESC Ltd.	8,711,406	15,101
	Motherson Sumi Wiring India Ltd.	35,442,177	15,080
	JSW Infrastructure Ltd.	4,591,982	15,026
	NLC India Ltd.	4,787,323	14,936
*	Meesho Ltd.	7,778,719	14,841
	Sundram Fasteners Ltd.	1,447,851	14,828
	Kajaria Ceramics Ltd.	1,179,770	14,811
	Grindwell Norton Ltd.	662,067	14,724
	PG Electroplast Ltd.	2,287,748	14,694
	City Union Bank Ltd.	6,737,585	14,577
	Brigade Enterprises Ltd.	2,392,841	14,551
	Sagility Ltd.	31,716,517	14,436
	Aptus Value Housing Finance India Ltd.	5,271,243	14,422
[1]	L&T Technology Services Ltd.	386,613	14,406
	Housing & Urban Development Corp. Ltd.	7,007,732	14,316
	NBCC India Ltd.	14,294,790	14,192
[1]	Endurance Technologies Ltd.	488,684	14,127
	Escorts Kubota Ltd.	432,034	13,972
	Elgi Equipments Ltd.	2,338,423	13,955
	Amara Raja Energy & Mobility Ltd.	1,454,731	13,875
	Indian Renewable Energy Development Agency Ltd.	11,012,181	13,795
*	Bajaj Housing Finance Ltd.	15,310,299	13,794
	Gabriel India Ltd.	910,274	13,749
	Firstsource Solutions Ltd.	4,274,240	13,530
*	Usha Martin Ltd.	2,601,117	13,516
	VA Tech Wabag Ltd.	649,578	13,456
	3M India Ltd.	36,859	13,373
	Godfrey Phillips India Ltd.	594,508	13,299
	Tata Investment Corp. Ltd.	1,847,712	13,156
	Hexaware Technologies Ltd.	2,211,990	13,058
*	Jaiprakash Power Ventures Ltd.	67,938,549	13,038
	KPIT Technologies Ltd.	2,078,401	13,029
	Castrol India Ltd.	6,694,489	12,991
	CRISIL Ltd.	282,752	12,924
*	Affle 3i Ltd.	776,956	12,916
*	CreditAccess Grameen Ltd.	763,355	12,738
	Force Motors Ltd.	67,771	12,703
	RR Kabel Ltd.	465,625	12,692

		Shares	Market Value ($000)
*	PTC Industries Ltd.	67,870	12,618
	Astra Microwave Products Ltd.	640,481	12,495
	Natco Pharma Ltd.	1,299,507	12,488
	Anant Raj Ltd.	1,889,759	12,369
*	NTPC Green Energy Ltd.	13,062,538	12,325
	TVS Holdings Ltd.	79,259	12,215
	HBL Engineering Ltd.	1,614,108	12,157
	Honeywell Automation India Ltd.	30,295	12,118
	AWL Agri Business Ltd.	6,092,277	12,092
*	Inventurus Knowledge Solutions Ltd.	616,414	11,946
	CCL Products India Ltd.	969,681	11,736
*	Onesource Specialty Pharma Ltd.	689,229	11,694
*	Ola Electric Mobility Ltd.	28,746,564	11,649
*	Arvind Ltd.	2,158,658	11,607
*	PVR Inox Ltd.	977,859	11,585
[1]	PowerGrid Infrastructure Investment Trust	10,957,620	11,414
	IRB Infrastructure Developers Ltd.	54,306,556	11,384
[2]	Wipro Ltd. ADR	5,738,189	11,362
*	Schneider Electric Infrastructure Ltd.	799,599	11,333
*	Authum Investment & Infrastucture Ltd.	2,003,707	11,323
	Capri Global Capital Ltd.	4,549,804	11,075
	Aditya Birla Sun Life Asset Management Co. Ltd.	1,042,309	11,044
	Nava Ltd.	1,887,360	10,941
	Ceat Ltd.	303,990	10,923
	Garden Reach Shipbuilders & Engineers Ltd.	400,216	10,909
	Netweb Technologies India Ltd.	229,513	10,891
	Emami Ltd.	2,600,311	10,848
*	Aadhar Housing Finance Ltd.	2,084,114	10,847
	UTI Asset Management Co. Ltd.	1,144,704	10,829
	Asahi India Glass Ltd.	1,158,446	10,644
	Zen Technologies Ltd.	624,436	10,629
[1]	Syngene International Ltd.	2,615,711	10,580
	Cemindia Projects Ltd.	737,666	10,579
	eClerx Services Ltd.	541,154	10,474
*	EID Parry India Ltd.	1,312,711	10,455
	Shyam Metalics & Energy Ltd.	962,313	10,404
	Rainbow Children's Medicare Ltd.	650,219	10,390
	Aditya Birla Real Estate Ltd.	696,329	10,346
	Cyient Ltd.	1,162,121	10,335
*	Inox Wind Ltd.	12,605,994	10,308
	LMW Ltd.	60,804	10,288
*,1	Ujjivan Small Finance Bank Ltd.	13,645,089	10,256
	Chambal Fertilisers & Chemicals Ltd.	2,218,787	10,199
	Shaily Engineering Plastics Ltd.	315,466	10,121
	Triveni Turbine Ltd.	1,600,500	10,099
	Balrampur Chini Mills Ltd.	1,636,656	10,053
*	Reliance Power Ltd.	40,945,546	10,051
	Edelweiss Financial Services Ltd.	8,145,144	9,853
	SPR Auto Technologies Ltd.	213,485	9,836
	Garware Hi-Tech Films Ltd.	130,710	9,795
	Can Fin Homes Ltd.	1,129,266	9,708
	BEML Ltd.	526,420	9,659
	Tamilnad Mercantile Bank Ltd.	1,074,885	9,594
*	Azad Engineering Ltd.	398,218	9,566
[1]	IRB InvIT Fund	14,492,819	9,540
	Strides Pharma Science Ltd.	887,548	9,535
	Sumitomo Chemical India Ltd.	1,782,926	9,535
	Tilaknagar Industries Ltd.	1,952,756	9,520
	Vijaya Diagnostic Centre Ltd.	674,680	9,507
	Titagarh Rail System Ltd.	1,092,968	9,445
	Jammu & Kashmir Bank Ltd.	5,754,065	9,401
[1]	Metropolis Healthcare Ltd.	1,514,703	9,243
	Finolex Cables Ltd.	891,307	9,217
	Jubilant Pharmova Ltd.	939,993	9,214
[1]	Paradeep Phosphates Ltd.	5,955,886	9,188
	Mahanagar Gas Ltd.	775,586	9,105
	Whirlpool of India Ltd.	1,074,764	9,044
	HEG Ltd.	1,309,372	9,018
	EIH Ltd.	2,626,797	9,000
	Voltamp Transformers Ltd.	86,190	8,957

		Shares	Market Value ($000)
*	KEC International Ltd.	1,817,421	8,939
	Godawari Power & Ispat Ltd.	3,507,610	8,910
	Engineers India Ltd.	3,822,941	8,905
*	BlackBuck Ltd.	1,557,677	8,863
	South Indian Bank Ltd.	17,908,449	8,762
[1]	Eris Lifesciences Ltd.	615,924	8,742
	Vardhman Textiles Ltd.	1,424,659	8,742
	Sobha Ltd.	605,149	8,703
*	Jyoti CNC Automation Ltd.	1,018,645	8,629
	Intellect Design Arena Ltd.	1,143,442	8,628
	Chennai Petroleum Corp. Ltd.	644,910	8,518
*	Honasa Consumer Ltd.	1,809,064	8,514
[1]	Indian Energy Exchange Ltd.	6,125,755	8,487
*	Nazara Technologies Ltd.	2,386,449	8,482
*	Cohance Lifesciences Ltd.	1,898,652	8,457
*	IFCI Ltd.	10,524,939	8,442
	Zensar Technologies Ltd.	1,581,813	8,422
	NCC Ltd.	5,669,415	8,381
*	Vedanta Oil & Gas Ltd.	22,488,292	8,376
*	Godrej Industries Ltd.	605,880	8,366
	Poly Medicure Ltd.	468,202	8,349
	Kirloskar Pneumatic Co. Ltd.	537,445	8,345
	Jubilant Ingrevia Ltd.	1,081,848	8,341
	PCBL Chemical Ltd.	2,501,450	8,330
	Jindal Saw Ltd.	3,089,258	8,319
	Marksans Pharma Ltd.	3,053,396	8,266
*	Go Digit General Insurance Ltd.	3,079,745	8,204
	Chalet Hotels Ltd.	962,914	8,191
	Belrise Industries Ltd.	3,301,945	8,188
	Gillette India Ltd.	102,001	8,146
	Caplin Point Laboratories Ltd.	308,553	8,138
*	Vedanta Power Ltd.	22,488,292	8,136
	Bayer CropScience Ltd.	182,896	8,118
	Knowledge Realty Trust	6,531,043	8,101
*	Rategain Travel Technologies Ltd.	837,341	8,088
	Time Technoplast Ltd.	3,670,107	8,021
	Karnataka Bank Ltd.	2,688,082	8,019
*	Aavas Financiers Ltd.	562,588	8,013
*	Tbo Tek Ltd.	497,827	7,981
	Minda Corp. Ltd.	1,085,157	7,971
	Zydus Wellness Ltd.	1,313,263	7,946
*,1	Lemon Tree Hotels Ltd.	6,894,183	7,898
	Olectra Greentech Ltd.	569,346	7,896
	Shilpa Medicare Ltd.	1,231,644	7,895
	LT Foods Ltd.	1,830,012	7,870
[1]	IndiaMart InterMesh Ltd.	415,700	7,834
	Procter & Gamble Health Ltd.	112,910	7,809
*	Gokaldas Exports Ltd.	902,390	7,695
*	Indian Overseas Bank	21,578,309	7,664
	V-Guard Industries Ltd.	2,319,960	7,641
	JSW Dulux Ltd.	248,103	7,640
	CIE Automotive India Ltd.	1,781,635	7,628
	Sonata Software Ltd.	2,240,947	7,580
	Metro Brands Ltd.	692,435	7,514
*	Gravita India Ltd.	441,188	7,475
*	Devyani International Ltd.	6,218,351	7,435
	Ramkrishna Forgings Ltd.	1,087,089	7,418
	JK Tyre & Industries Ltd.	1,770,791	7,415
*	Medplus Health Services Ltd.	996,372	7,360
	Pricol Ltd.	1,005,513	7,336
	Kirloskar Brothers Ltd.	373,461	7,319
*	Aditya Birla Lifestyle Brands Ltd.	7,284,494	7,225
	SJVN Ltd.	10,043,654	7,218
*	Tenneco Clean Air India Ltd.	1,277,095	7,198
*	NMDC Steel Ltd.	15,947,773	7,197
	Shipping Corp. of India Ltd.	2,344,609	7,158
	Birlasoft Ltd.	2,245,506	7,121
	Ratnamani Metals & Tubes Ltd.	287,760	7,119
	Techno Electric & Engineering Co. Ltd.	690,539	7,088
*	IDBI Bank Ltd.	8,057,062	7,069

		Shares	Market Value ($000)
	Sudarshan Chemical Industries Ltd.	655,682	6,965
	Supreme Petrochem Ltd.	931,244	6,959
	Century Plyboards India Ltd.	825,497	6,917
	Prudent Corporate Advisory Services Ltd.	198,586	6,847
	Gujarat Mineral Development Corp. Ltd.	1,148,860	6,805
	Bata India Ltd.	930,508	6,787
	Welspun Living Ltd.	4,096,055	6,686
	JM Financial Ltd.	5,183,916	6,635
	Alembic Pharmaceuticals Ltd.	785,700	6,566
	Sarda Energy & Minerals Ltd.	1,206,657	6,532
*	Hindustan Construction Co. Ltd.	28,979,257	6,506
	KSB Ltd.	719,560	6,455
	Genus Power Infrastructures Ltd.	1,951,265	6,389
	Graphite India Ltd.	928,608	6,383
	Bikaji Foods International Ltd.	941,971	6,335
*	Sapphire Foods India Ltd.	3,242,823	6,288
	Finolex Industries Ltd.	3,693,304	6,286
	Swan Corp. Ltd.	1,944,135	6,267
	Vesuvius India Ltd.	1,347,902	6,267
	Sun TV Network Ltd.	1,164,646	6,208
[1]	IRCON International Ltd.	4,651,394	6,136
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,145,333	6,124
*	Le Travenues Technology Ltd.	2,944,665	6,098
	Afcons Infrastructure Ltd.	2,124,980	6,038
*,1	Equitas Small Finance Bank Ltd.	7,648,347	6,023
	CMS Info Systems Ltd.	2,174,098	6,010
	BASF India Ltd.	157,238	5,987
*,1	Tejas Networks Ltd.	1,113,435	5,982
[1]	New India Assurance Co. Ltd.	3,286,271	5,981
	Rain Industries Ltd.	2,556,372	5,973
*	SBFC Finance Ltd.	6,276,311	5,943
	PTC India Ltd.	3,228,258	5,941
	Care Ratings Ltd.	329,200	5,897
	IIFL Capital Services Ltd.	1,665,325	5,896
	Action Construction Equipment Ltd.	525,612	5,894
	Fine Organic Industries Ltd.	116,311	5,873
	Doms Industries Ltd.	246,667	5,842
	Gujarat Pipavav Port Ltd.	3,692,762	5,813
	Jupiter Life Line Hospitals Ltd.	1,663,355	5,782
[1]	KPI Green Energy Ltd.	1,473,546	5,768
	Mahindra Lifespace Developers Ltd.	1,399,769	5,760
	AstraZeneca Pharma India Ltd.	67,650	5,744
*	Bajaj Consumer Care Ltd.	1,042,301	5,723
	Kansai Nerolac Paints Ltd.	2,766,749	5,703
	Saregama India Ltd.	1,031,888	5,655
	TSF Investments Ltd.	1,191,689	5,650
	DCM Shriram Ltd.	520,041	5,633
	Vinati Organics Ltd.	411,799	5,629
	Arvind Fashions Ltd.	1,193,779	5,620
	Praj Industries Ltd.	1,666,450	5,447
	Aarti Pharmalabs Ltd.	775,688	5,424
	Concord Biotech Ltd.	361,053	5,379
	JK Lakshmi Cement Ltd.	895,403	5,301
	Tega Industries Ltd.	340,509	5,301
	Avanti Feeds Ltd.	554,685	5,227
*	BrainBees Solutions Ltd.	2,328,428	5,178
	Paisalo Digital Ltd.	6,941,498	5,176
	Gujarat State Fertilizers & Chemicals Ltd.	3,082,344	5,128
	Clean Science & Technology Ltd.	662,064	5,091
	Happiest Minds Technologies Ltd.	1,283,771	5,079
	Elecon Engineering Co. Ltd.	1,147,465	5,038
	Maharashtra Scooters Ltd.	36,726	5,006
	SKF India Ltd.	322,567	5,002
*	Nuvoco Vistas Corp. Ltd.	1,370,777	4,952
	Suprajit Engineering Ltd.	931,555	4,925
	Trident Ltd.	18,961,082	4,904
	Mangalore Refinery & Petrochemicals Ltd.	2,742,844	4,883
	Tanla Platforms Ltd.	791,251	4,861
	Power Mech Projects Ltd.	180,273	4,839
	Safari Industries India Ltd.	295,740	4,834

		Shares	Market Value ($000)
*	Restaurant Brands Asia Ltd.	6,846,715	4,781
*	Borosil Renewables Ltd.	814,251	4,740
*	India Cements Ltd.	1,119,775	4,672
*	Transformers & Rectifiers India Ltd.	1,476,311	4,577
	RITES Ltd.	2,029,903	4,552
	DCB Bank Ltd.	2,333,390	4,547
	Mrs Bectors Food Specialities Ltd.	2,093,875	4,530
	Sanofi India Ltd.	129,734	4,510
	Garware Technical Fibres Ltd.	581,345	4,462
*	Aditya Birla Fashion & Retail Ltd.	7,055,002	4,450
	EPL Ltd.	1,905,345	4,438
*	Eureka Forbes Ltd.	927,788	4,359
	Westlife Foodworld Ltd.	809,452	4,301
	Sanofi Consumer Healthcare India Ltd.	88,720	4,286
*	Embassy Developments Ltd.	6,680,394	4,278
	Sheela Foam Ltd.	519,881	4,267
	JK Paper Ltd.	1,036,943	4,242
*	Sterling & Wilson Renewable	1,983,230	4,238
	Central Bank of India Ltd.	13,047,023	4,231
	Archean Chemical Industries Ltd.	767,831	4,229
*	Jupiter Wagons Ltd.	1,550,334	4,209
	V-Mart Retail Ltd.	504,508	4,120
	Shakti Pumps India Ltd.	755,517	4,118
	Blue Dart Express Ltd.	75,884	4,106
	GHCL Ltd.	882,173	4,051
	Relaxo Footwears Ltd.	956,381	4,045
	ION Exchange India Ltd.	917,222	4,041
	Newgen Software Technologies Ltd.	691,756	4,035
[1]	Godrej Agrovet Ltd.	690,228	4,026
*	Websol Energy System Ltd.	3,951,350	3,997
	BLS International Services Ltd.	1,568,788	3,934
	JBM Auto Ltd.	568,254	3,920
	Alkyl Amines Chemicals	209,166	3,913
	Mastek Ltd.	198,396	3,903
	PNC Infratech Ltd.	1,493,424	3,850
	Cera Sanitaryware Ltd.	59,759	3,838
*	AvenuesAI Ltd.	23,087,926	3,834
*	SignatureGlobal India Ltd.	440,212	3,782
	Vedant Fashions Ltd.	832,971	3,621
	Birla Corp. Ltd.	387,811	3,617
	Bombay Burmah Trading Co.	230,324	3,612
	TTK Prestige Ltd.	536,482	3,609
	Railtel Corp. of India Ltd.	1,208,534	3,606
*	VIP Industries Ltd.	1,127,950	3,532
	Rhi Magnesita India Ltd.	858,679	3,496
*	GMR Power & Urban Infra Ltd.	3,247,224	3,370
*	Valor Estate Ltd.	2,827,197	3,340
	Texmaco Rail & Engineering Ltd.	2,840,793	3,315
	KRBL Ltd.	892,931	3,285
*	Prime Focus Ltd.	1,090,445	3,281
*	RattanIndia Power Ltd.	35,881,388	3,273
	Balaji Amines Ltd.	145,034	3,242
	Jyothy Labs Ltd.	1,551,365	3,236
	Anup Engineering Ltd.	142,255	3,235
	GMM Pfaudler Ltd.	356,833	3,231
	ISGEC Heavy Engineering Ltd.	370,654	3,207
	Maharashtra Seamless Ltd.	524,617	3,106
*	TVS Supply Chain Solutions Ltd.	2,187,677	3,097
	Electrosteel Castings Ltd.	3,950,273	2,925
	Campus Activewear Ltd.	1,252,981	2,920
*	Tata Teleservices Maharashtra Ltd.	6,966,273	2,916
	G R Infraprojects Ltd.	312,706	2,895
*,3	Gujarat Energy Ltd.	1,819,395	2,860
	Gateway Distriparks Ltd.	4,671,257	2,838
	Orient Electric Ltd.	1,537,468	2,815
	Galaxy Surfactants Ltd.	133,613	2,723
*	Raymond Ltd.	440,433	2,676
*	Sun Pharma Advanced Research Co. Ltd.	1,225,907	2,650
[1]	Quess Corp. Ltd.	750,387	2,613
[1]	Dilip Buildcon Ltd.	574,868	2,585

		Shares	Market Value ($000)
	Triveni Engineering & Industries Ltd.	1,095,663	2,544
*,3	Reliance Infrastructure Ltd.	4,018,404	2,533
	Rallis India Ltd.	1,111,200	2,528
	AurionPro Solutions Ltd.	324,842	2,501
	Thomas Cook India Ltd.	2,246,665	2,454
	KNR Constructions Ltd.	1,918,782	2,449
	Raymond Lifestyle Ltd.	324,440	2,415
*	Shree Renuka Sugars Ltd.	10,516,390	2,410
*	Network18 Media & Investments Ltd.	7,805,450	2,409
*	Just Dial Ltd.	311,676	2,341
	NOCIL Ltd.	1,351,301	2,324
	NIIT Learning Systems Ltd.	917,739	2,304
*	Alok Industries Ltd.	17,390,159	2,171
*	Ashoka Buildcon Ltd.	1,703,300	2,161
	Cello World Ltd.	599,578	2,156
	Polyplex Corp. Ltd.	185,111	2,144
	Vaibhav Global Ltd.	748,671	2,089
*,3	Triveni Engineering & Industries Ltd.	365,221	2,085
*	TeamLease Services Ltd.	160,670	2,079
	Bajaj Electricals Ltd.	584,646	2,040
*	Chemplast Sanmar Ltd.	997,953	2,030
	Kaveri Seed Co. Ltd.	227,959	1,868
*	Zaggle Prepaid Ocean Services Ltd.	833,023	1,786
	Pfizer Ltd.	35,051	1,773
	Symphony Ltd.	221,867	1,600
*	Jai Balaji Industries Ltd.	2,382,165	1,441
	Route Mobile Ltd.	218,313	1,236
*	Rajesh Exports Ltd.	1,280,152	1,138
	Orient Cement Ltd.	671,619	962
	SJS Enterprises Ltd.	26,671	668
	Emcure Pharmaceuticals Ltd.	25,611	526
*	Allcargo Global Ltd.	2,511,347	322
	Acme Solar Holdings Ltd.	53,190	202
	SKF India Industrial Ltd.	7,003	201
	Anthem Biosciences Ltd.	20,118	171
*	Genus Prime Infra Ltd.	218,509	68
			27,459,130
Indonesia (0.8%)
	Bank Central Asia Tbk. PT	690,202,550	241,899
	Bank Rakyat Indonesia Persero Tbk. PT	932,641,560	156,848
	Bank Mandiri Persero Tbk. PT	599,850,950	139,567
	Telkom Indonesia Persero Tbk. PT	611,924,852	89,335
	Astra International Tbk. PT	235,191,081	66,813
	Bank Negara Indonesia Persero Tbk. PT	171,758,752	33,632
*	GoTo Gojek Tokopedia Tbk. PT Class A	10,915,929,300	30,367
	Barito Pacific Tbk. PT	292,814,625	29,789
	Merdeka Copper Gold Tbk. PT	170,601,200	25,671
*	Bumi Resources Minerals Tbk. PT	753,794,325	23,353
*	Amman Mineral Internasional PT	102,304,400	23,164
	United Tractors Tbk. PT	16,962,827	22,637
*	Bumi Resources Tbk. PT	2,305,788,995	20,998
	Indofood Sukses Makmur Tbk. PT	50,886,708	19,701
	ANTAM Persero Tbk. PT	107,518,510	17,135
	Charoen Pokphand Indonesia Tbk. PT	88,808,023	16,262
	Sumber Alfaria Trijaya Tbk. PT	181,680,800	13,361
	Alamtri Resources Indonesia Tbk. PT	91,094,179	12,454
	Indofood CBP Sukses Makmur Tbk. PT	31,038,147	12,029
	Perusahaan Gas Negara Persero Tbk. PT	124,802,979	10,399
	XLSMART Telecom Sejahtera Tbk. PT	70,859,408	9,595
	Indah Kiat Pulp & Paper Tbk. PT	19,291,868	8,968
	Kalbe Farma Tbk. PT	219,643,184	8,821
*	Petrindo Jaya Kreasi Tbk. PT	234,353,830	8,526
	Vale Indonesia Tbk. PT	24,234,330	7,043
	Indosat Tbk. PT	66,139,100	6,960
	Unilever Indonesia Tbk. PT	71,346,255	6,959
	AKR Corporindo Tbk. PT	80,642,825	6,578
	Japfa Comfeed Indonesia Tbk. PT	54,801,000	6,557
	PT TIMAH Persero Tbk.	29,742,074	6,251
	Alamtri Minerals Indonesia Tbk. PT	69,454,699	5,837

		Shares	Market Value ($000)
	Gudang Garam Tbk. PT	5,515,730	5,821
	Bukit Asam Persero Tbk. PT	44,824,144	5,790
	Dayamitra Telekomunikasi PT	221,164,600	5,684
	Cisarua Mountain Dairy PT Tbk.	20,814,132	5,333
	Medco Energi Internasional Tbk. PT	66,278,442	4,727
	Sarana Menara Nusantara Tbk. PT	210,884,000	4,723
	Bank Syariah Indonesia Persero Tbk. PT	46,310,590	4,678
	Mayora Indah Tbk. PT	46,994,500	4,403
*	Bank Tabungan Negara Persero Tbk. PT	65,031,756	4,379
	Elang Mahkota Teknologi Tbk. PT	148,645,800	4,370
	Map Aktif Adiperkasa PT	116,945,500	4,227
	BFI Finance Indonesia Tbk. PT	80,831,000	4,109
	Indo Tambangraya Megah Tbk. PT	2,938,180	4,011
*	Bank Jago Tbk. PT	56,629,800	3,844
	Indocement Tunggal Prakarsa Tbk. PT	13,708,197	3,556
	Jasa Marga Persero Tbk. PT	23,010,604	3,504
	Adaro Andalan Indonesia PT	6,711,200	3,456
	Semen Indonesia Persero Tbk. PT	40,889,507	3,318
	Ciputra Development Tbk. PT	102,033,850	3,257
	Mitra Keluarga Karyasehat Tbk. PT	30,561,772	2,997
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	2,985
	Pakuwon Jati Tbk. PT	192,061,467	2,839
	ESSA Industries Indonesia Tbk. PT	78,255,645	2,780
*	Bukalapak.com PT Tbk.	413,043,100	2,703
	Avia Avian Tbk. PT	143,770,100	2,591
	Medikaloka Hermina Tbk. PT	52,797,799	2,343
	Bank Pan Indonesia Tbk. PT	46,789,000	2,326
	Pabrik Kertas Tjiwi Kimia Tbk. PT	6,068,200	2,171
	PT Tower Bersama Infrastructure Tbk.	24,866,921	2,001
	Astra Agro Lestari Tbk. PT	5,081,013	1,938
	Aspirasi Hidup Indonesia Tbk. PT	92,148,456	1,843
*	MNC Digital Entertainment Tbk. PT	82,381,225	1,833
	Summarecon Agung Tbk. PT	100,634,208	1,823
*	Siloam International Hospitals Tbk. PT	13,179,910	1,613
	Surya Citra Media Tbk. PT	132,127,255	1,526
	Bank BTPN Syariah Tbk. PT	26,474,400	1,457
*	Bumi Serpong Damai Tbk. PT	45,634,001	1,444
*	Bank Neo Commerce Tbk. PT	97,145,305	1,426
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	66,746,700	1,343
*	Panin Financial Tbk. PT	100,270,731	1,268
*	Media Nusantara Citra Tbk. PT	83,408,924	972
*	Lippo Karawaci Tbk. PT	289,651,988	964
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	17,694,830	776
	MDS Retailing Tbk. PT	8,798,111	763
*,3	Waskita Karya Persero Tbk. PT	255,000,319	—
			1,217,424
Kuwait (0.7%)
	Kuwait Finance House KSCP	171,537,252	435,171
	National Bank of Kuwait SAKP	121,853,830	338,232
	Mobile Telecommunications Co. KSCP	31,211,275	60,282
	Boubyan Bank KSCP	26,249,320	54,689
	Gulf Bank KSCP	31,622,450	35,968
	Mabanee Co. KPSC	9,864,896	29,601
	Warba Bank KSCP	32,411,753	29,289
	GFH Bank BSC	43,317,025	23,598
	National Industries Group Holding SAK	26,846,634	19,777
	Al Ahli Bank of Kuwait KSCP	22,701,751	19,716
*	Kuwait Real Estate Co. KSC	13,404,301	14,363
	Boursa Kuwait Securities Co. KPSC	1,477,764	13,403
	Kuwait International Bank KSCP	15,994,791	13,192
	Commercial Real Estate Co. KSC	20,411,600	12,771
	Boubyan Petrochemicals Co. KSCP	5,639,863	11,243
	Kuwait Telecommunications Co.	5,454,284	11,081
	Agility Public Warehousing Co. KSCC	21,818,600	10,342
	Humansoft Holding Co. KSC	1,251,138	9,681
	Burgan Bank SAK	14,905,551	9,060
*	Kuwait Projects Co. Holding KSCP	33,090,353	8,551
	Gulf Cables & Electrical Industries Group Co. KSCP	1,459,521	7,898
	Salhia Real Estate Co. KSCP	6,096,639	7,518

		Shares	Market Value ($000)
*	National Real Estate Co. KPSC	16,091,632	6,806
	Jazeera Airways Co. KSCP	574,883	3,079
			1,185,311
Malaysia (1.8%)
	Malayan Banking Bhd.	107,912,672	287,694
	Public Bank Bhd.	209,331,590	264,641
	Tenaga Nasional Bhd.	66,509,351	237,602
	CIMB Group Holdings Bhd.	119,534,708	230,844
	Press Metal Aluminium Holdings Bhd.	52,386,340	101,694
	IHH Healthcare Bhd.	43,382,335	88,698
	SD Guthrie Bhd.	51,827,779	83,304
	Gamuda Bhd.	74,203,334	77,531
	AMMB Holdings Bhd.	40,307,045	66,758
	RHB Bank Bhd.	31,679,700	66,260
	Petronas Gas Bhd.	13,294,263	57,061
	MISC Bhd.	28,112,996	54,946
	Sunway Bhd.	36,652,500	47,291
	Hong Leong Bank Bhd.	8,656,972	46,708
	Petronas Chemicals Group Bhd.	39,011,112	45,755
	IOI Corp. Bhd.	39,751,190	43,065
	YTL Power International Bhd.	39,798,840	40,665
	Celcomdigi Bhd.	53,485,233	39,024
	Kuala Lumpur Kepong Bhd.	7,176,357	36,950
	Maxis Bhd.	40,726,160	36,879
	Telekom Malaysia Bhd.	16,350,078	31,000
	Axiata Group Bhd.	63,401,449	30,804
	Sime Darby Bhd.	57,429,836	30,330
	United Plantations Bhd.	3,633,100	30,022
	Dialog Group Bhd.	61,062,160	29,661
	TIME dotCom Bhd.	20,112,680	29,534
	IJM Corp. Bhd.	46,931,234	27,582
	YTL Corp. Bhd.	58,134,720	27,540
	Frontken Corp. Bhd.	21,463,350	27,313
	KPJ Healthcare Bhd.	34,485,200	26,171
	Westports Holdings Bhd.	14,680,200	25,582
	Inari Amertron Bhd.	42,489,700	23,012
	Petronas Dagangan Bhd.	4,818,407	23,001
	QL Resources Bhd.	22,555,245	22,065
	Nestle Malaysia Bhd.	869,657	21,526
	IOI Properties Group Bhd.	21,158,600	19,620
	ViTrox Corp. Bhd.	9,192,200	19,486
	PPB Group Bhd.	8,344,860	19,172
[1]	MR DIY Group M Bhd.	47,843,950	18,490
	Bursa Malaysia Bhd.	8,774,700	18,456
	99 Speed Mart Retail Holdings Bhd.	20,058,500	17,963
	Sime Darby Property Bhd.	52,180,055	17,196
	Kelington Group Bhd.	8,142,139	16,517
	IGB REIT	24,151,400	16,245
	Alliance Bank Malaysia Bhd.	13,266,424	15,458
	Fraser & Neave Holdings Bhd.	2,200,900	14,964
*	Sunway Healthcare Holdings Bhd.	31,499,390	14,858
	Genting Bhd.	28,500,624	14,782
	Zetrix Ai Bhd.	78,820,100	14,340
	Sunway REIT	25,888,800	14,057
	Sunway Construction Group Bhd.	6,729,800	13,030
	Yinson Holdings Bhd.	25,673,740	12,243
	Malaysian Pacific Industries Bhd.	1,076,500	12,060
	Malayan Cement Bhd.	7,210,200	11,445
	Axis REIT	23,804,800	11,198
	Top Glove Corp. Bhd.	68,044,590	11,075
	Pavilion REIT	25,083,800	10,918
	SP Setia Bhd. Group	40,186,145	9,140
*	Pentamaster Corp. Bhd.	6,902,450	8,914
	Heineken Malaysia Bhd.	1,844,773	8,640
	Genting Malaysia Bhd.	20,146,837	8,615
	Farm Fresh Bhd.	15,639,401	8,564
*	UWC Bhd.	5,486,400	8,499
	Eco World Development Group Bhd.	16,161,800	8,151
	Gas Malaysia Bhd.	6,364,600	8,146

		Shares	Market Value ($000)
	ITMAX System Bhd.	6,974,400	8,094
*	Greatech Technology Bhd.	13,155,700	7,628
	Carlsberg Brewery Malaysia Bhd.	1,905,409	7,422
	Scientex Bhd.	7,777,100	7,046
	Malakoff Corp. Bhd.	34,948,200	6,876
	Mah Sing Group Bhd.	23,241,134	5,910
	Mega First Corp. Bhd.	7,530,000	5,511
	Hartalega Holdings Bhd.	20,495,810	5,115
	MBSB Bhd.	32,367,600	5,032
	Bank Islam Malaysia Bhd.	9,273,550	4,829
	Kossan Rubber Industries Bhd.	16,558,200	4,250
	Bumi Armada Bhd.	46,818,528	4,086
	CTOS Digital Bhd.	22,037,100	3,805
	Nationgate Holdings Bhd.	12,949,610	3,748
	Velesto Energy Bhd.	60,415,127	3,687
*	Dagang NeXchange Bhd.	31,529,500	3,485
	Hibiscus Petroleum Bhd.	6,653,920	3,170
	Bermaz Auto Bhd.	12,412,200	2,959
	Sports Toto Bhd.	8,720,960	2,883
	Syarikat Takaful Malaysia Keluarga Bhd.	3,552,900	2,783
	UEM Sunrise Bhd.	18,580,600	2,680
	DRB-Hicom Bhd.	11,114,900	2,661
	Cahya Mata Sarawak Bhd.	9,231,800	2,374
*	Berjaya Corp. Bhd.	37,977,259	2,330
	Padini Holdings Bhd.	6,417,055	2,289
	VS Industry Bhd.	40,365,056	2,270
	Malaysian Resources Corp. Bhd.	28,642,700	2,173
*	Tanco Holdings Bhd.	30,432,380	1,937
	British American Tobacco Malaysia Bhd.	1,425,934	1,667
*	WCT Holdings Bhd.	15,703,764	1,514
*	Supermax Corp. Bhd.	21,270,574	1,381
*	D&O Green Technologies Bhd.	7,700,200	602
			2,882,952
Mexico (2.2%)
	Grupo Mexico SAB de CV Class B	39,710,541	476,265
	Grupo Financiero Banorte SAB de CV	40,604,140	470,243
	Fomento Economico Mexicano SAB de CV	24,148,159	308,762
	America Movil SAB de CV Class B	214,149,232	272,887
	Cemex SAB de CV	212,899,554	252,119
	Wal-Mart de Mexico SAB de CV	70,035,937	203,199
	Arca Continental SAB de CV	12,424,339	142,368
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,812,193	126,358
	Industrias Penoles SAB de CV	2,639,671	121,517
	Coca-Cola Femsa SAB de CV	6,517,087	70,463
	Fibra Uno Administracion SA de CV	38,843,802	69,952
	Prologis Property Mexico SA de CV	15,414,726	69,226
	Grupo Carso SAB de CV	7,515,659	64,336
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,226,156	61,649
	Grupo Financiero Inbursa SAB de CV	23,732,330	60,963
	Fibra MTY SAPI de CV	69,606,612	60,204
	Grupo Bimbo SAB de CV Class A	16,646,443	59,552
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,869,568	51,684
	Kimberly-Clark de Mexico SAB de CV Class A	22,076,532	51,242
	Corp. Inmobiliaria Vesta SAB de CV	12,123,783	42,035
	Megacable Holdings SAB de CV	11,395,297	38,839
	Promotora y Operadora de Infraestructura SAB de CV	2,443,869	38,591
[1]	Banco del Bajio SA	10,959,435	36,518
	Gentera SAB de CV	15,290,044	35,445
	Sigma Foods SAB de CV Class A	33,538,541	34,198
	Gruma SAB de CV Class B	2,087,497	31,124
	Regional SAB de CV	3,623,928	29,758
	GCC SAB de CV	2,366,107	27,263
	Qualitas Controladora SAB de CV	2,840,252	25,963
*	Alpek SAB de CV Class A	29,626,181	22,032
	Grupo Comercial Chedraui SA de CV	4,087,471	21,347
*	Grupo Televisa SAB	32,516,295	18,418
	Bolsa Mexicana de Valores SAB de CV	8,049,175	17,888
*	Orbia Advance Corp. SAB de CV	12,284,023	17,334
	Alsea SAB de CV	7,002,017	17,029

		Shares	Market Value ($000)
	El Puerto de Liverpool SAB de CV	2,694,830	16,190
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	13,170,449	10,312
	Genomma Lab Internacional SAB de CV Class B	9,731,068	8,248
	La Comer SAB de CV	3,276,492	6,457
*,1	Nemak SAB de CV	37,402,594	6,284
	Becle SAB de CV	6,550,283	5,885
*,1	Grupo Traxion SAB de CV Class A	5,842,134	3,980
[1]	FIBRA Macquarie Mexico	7,700	20
			3,504,147
Philippines (0.5%)
	International Container Terminal Services Inc.	15,328,021	240,704
	BDO Unibank Inc.	32,307,226	65,491
	Bank of the Philippine Islands	26,660,571	44,535
	SM Prime Holdings Inc.	139,246,078	41,622
	Ayala Corp.	4,068,400	33,984
	Metropolitan Bank & Trust Co.	26,016,415	27,861
	PLDT Inc.	1,370,159	27,241
	Ayala Land Inc.	91,091,527	25,091
	Manila Electric Co.	2,860,293	22,447
	Jollibee Foods Corp.	6,605,859	16,040
	JG Summit Holdings Inc.	40,040,468	14,498
	Globe Telecom Inc.	429,474	12,698
	RL Commercial REIT Inc.	106,238,637	12,671
	AREIT Inc.	19,940,800	12,376
	Universal Robina Corp.	12,292,341	11,857
	Aboitiz Power Corp.	15,508,000	10,833
	Maynilad Water Services Inc.	34,158,900	10,499
	GT Capital Holdings Inc.	1,266,212	10,023
	Century Pacific Food Inc.	17,400,787	8,900
	Puregold Price Club Inc.	12,064,956	8,086
	Manila Water Co. Inc.	13,739,300	7,963
[1]	Monde Nissin Corp.	58,950,500	6,656
	LT Group Inc.	26,783,950	6,408
	Robinsons Land Corp.	21,760,007	6,073
	Converge Information & Communications Technology Solutions Inc.	33,590,500	5,905
	ACEN Corp.	120,267,994	5,719
	DMCI Holdings Inc.	47,246,297	5,633
	Security Bank Corp.	5,103,419	5,624
	DigiPlus Interactive Corp.	25,017,330	3,988
	Megaworld Corp.	110,060,303	3,984
	Semirara Mining & Power Corp. Class A	11,546,228	3,855
	Wilcon Depot Inc.	18,594,800	1,747
	D&L Industries Inc.	26,000,190	1,464
*	Bloomberry Resorts Corp.	41,594,049	1,443
*	Cebu Air Inc.	2,611,553	1,226
	Synergy Grid & Development Phils Inc.	645,300	300
			725,445
Qatar (0.6%)
	Qatar National Bank QPSC	60,930,471	277,557
	Qatar Islamic Bank QPSC	25,453,134	152,001
	Industries Qatar QSC	27,793,972	80,651
	Commercial Bank PSQC	47,070,236	53,173
	Al Rayan Bank	88,352,457	48,271
	Ooredoo QPSC	13,110,563	45,027
	Qatar Gas Transport Co. Ltd.	37,933,713	43,110
	Qatar International Islamic Bank QSC	12,080,827	35,946
	Doha Bank QPSC	40,270,781	32,020
	Qatar Fuel QSC	8,235,585	31,416
	Nebras Energy	6,833,995	27,732
	Dukhan Bank	28,242,848	25,204
	Mesaieed Petrochemical Holding Co.	74,590,062	22,428
	Barwa Real Estate Co.	30,042,239	19,233
*	Estithmar Holding QPSC	14,413,233	16,680
	Vodafone Qatar PQSC	22,250,781	15,809
	Qatar Aluminum Manufacturing Co.	38,141,316	14,879
	Gulf International Services QSC	14,565,924	7,275
	Al Meera Consumer Goods Co. QSC	1,366,297	5,043
	United Development Co. QSC	22,908,859	5,020

		Shares	Market Value ($000)
*	Ezdan Holding Group QSC	20,814,698	4,646
			963,121
Romania (0.1%)
	Banca Transilvania SA	14,855,293	120,532
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,258,073	55,376
	Societatea Energetica Electrica SA	2,033,792	23,259
	Societatea Nationala Nuclearelectrica SA	745,805	10,580
*	MED Life SA	3,408,810	9,110
	One United Properties SA	498,092	3,768
	TTS Transport Trade Services SA	1,475,889	2,134
	Teraplast SA	20,449,815	1,977
			226,736
Russia (0.0%)
*,3	Mechel PJSC ADR	164,675	—
*,3	Surgutneftegas PAO ADR	144,600	—
*,3	Novatek PJSC GDR	1,400	—
*,3	Severstal PAO GDR	206,805	—
*,3	Raspadskaya PAO	910,080	—
*,3	VTB Bank PJSC	1,368,861	—
*,3	Polyus PJSC GDR	523,471	—
*,1,3	Segezha Group PJSC	18,427,200	—
*,3	PhosAgro PJSC GDR	9,292	—
			—
Saudi Arabia (3.0%)
	Al Rajhi Bank	41,357,365	690,204
[1]	Saudi Arabian Oil Co.	83,496,546	589,088
	Saudi National Bank	40,935,183	428,363
	Saudi Telecom Co.	26,557,969	305,337
*	Saudi Arabian Mining Co.	19,691,559	297,415
	Saudi Basic Industries Corp.	12,667,108	167,742
*	ACWA Power Co.	3,194,264	160,043
	Riyad Bank	27,690,947	150,192
	Alinma Bank	20,625,846	128,515
	Saudi Awwal Bank	14,017,467	126,655
	SABIC Agri-Nutrients Co.	3,289,931	108,000
	Banque Saudi Fransi	17,009,831	89,704
	Dr Sulaiman Al Habib Medical Services Group Co.	1,429,148	89,477
	Etihad Etisalat Co.	5,282,979	87,541
	Almarai Co. JSC	6,881,201	84,963
	Arab National Bank	12,276,294	71,039
	Bank AlBilad	10,373,818	68,030
	Elm Co.	339,069	61,493
	Saudi Energy Co.	10,986,244	49,710
	Bupa Arabia for Cooperative Insurance Co.	1,092,012	45,749
*	Umm Al Qura for Development & Construction Co.	9,879,588	43,110
	Jarir Marketing Co.	8,257,971	36,662
*	Dar Al Arkan Real Estate Development Co.	7,379,135	36,188
*	Jabal Omar Development Co.	8,395,168	35,828
	Co. for Cooperative Insurance	1,034,474	33,798
	Yanbu National Petrochemical Co.	3,923,530	32,106
	Saudi Investment Bank	8,469,600	31,368
	Makkah Construction & Development Co.	1,368,474	29,873
	Electrical Industries Co.	7,660,828	28,866
	Bank Al-Jazira	8,872,172	28,760
	SAL Saudi Logistics Services	549,678	25,375
	Riyadh Cables Group Co.	941,946	25,069
	Saudi Aramco Base Oil Co.	714,215	24,103
*	Rabigh Refining & Petrochemical Co.	5,794,383	23,004
	Ades Holding Co.	4,814,682	21,373
	Mouwasat Medical Services Co.	1,284,465	21,326
	Saudi Tadawul Group Holding Co.	664,028	21,017
	Aldrees Petroleum & Transport Services Co.	683,880	20,917
	Arabian Internet & Communications Services Co.	336,670	19,312
	Dallah Healthcare Co.	687,247	19,291
*	Rasan Information Technology Co.	528,829	18,354
	Astra Industrial Group Co.	557,620	18,021
*	Al Rajhi Co. for Co-operative Insurance	1,363,964	17,577
	Mobile Telecommunications Co. Saudi Arabia	6,303,016	17,392

		Shares	Market Value ($000)
	Sahara International Petrochemical Co.	4,968,810	16,869
	Taiba Investments Co.	3,343,173	15,903
	Saudi Industrial Investment Group	4,599,040	14,655
	Savola Group	2,035,979	14,138
	Jamjoom Pharmaceuticals Factory Co.	376,492	13,709
	Nahdi Medical Co.	539,299	13,678
*	Saudi Kayan Petrochemical Co.	10,238,597	13,651
*	flynas Co. SJSC	1,030,613	13,537
[1]	Arabian Centres Co.	3,234,158	13,442
	Al Moammar Information Systems Co.	202,500	13,046
	Saudi Chemical Co. Holding	5,846,850	12,618
	Al Masane Al Kobra Mining Co.	633,145	12,372
	Saudia Dairy & Foodstuff Co.	211,320	11,452
	Power & Water Utility Co. for Jubail & Yanbu	1,046,278	10,506
	Catrion Catering Holding Co.	564,535	10,497
	East Pipes Integrated Co. for Industry	213,941	10,485
*	Advanced Petrochemical Co.	1,767,952	10,368
*	National Industrialization Co.	4,520,119	10,228
*	Seera Group Holding	1,865,428	10,098
	National Co. for Learning & Education	285,103	9,620
	United Electronics Co.	529,379	9,341
	National Medical Care Co.	304,810	9,198
	Saudi Ground Services Co.	1,237,656	8,924
	National Gas & Industrialization Co.	522,595	8,894
	Qassim Cement Co.	765,181	8,801
	Retal Urban Development Co. Class A	3,204,918	8,710
*	Saudi Research & Media Group	540,454	8,547
	Yamama Cement Co.	1,385,488	8,355
	Abdullah Al Othaim Markets Co.	6,035,817	8,276
	Saudi Cement Co.	1,072,513	8,129
	Al Rajhi REIT	3,751,794	8,077
*	Arabian Drilling Co.	367,402	7,897
*	Saudi Real Estate Co.	1,829,445	7,769
*,2	National Agriculture Development Co.	2,073,640	7,768
	Al Hammadi Holding	1,112,504	7,691
*	Saudi Reinsurance Co.	1,167,880	7,452
	Leejam Sports Co. JSC	345,646	7,351
	Dr Soliman Abdel Kader Fakeeh Hospital Co.	759,160	7,079
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	818,554	6,836
	Almoosa Health Co.	219,490	6,775
	Arriyadh Development Co.	1,546,092	6,673
	AlKhorayef Water & Power Technologies Co.	242,104	6,456
*	Arabian Contracting Services Co.	268,920	5,732
*	Emaar Economic City	2,243,579	5,644
	United International Transportation Co.	733,290	5,422
	Etihad GO Telecom Co.	240,938	5,345
	Southern Province Cement Co.	976,352	4,836
*	Saudi Automotive Services Co.	468,574	4,804
	Eastern Province Cement Co.	668,132	4,531
	Middle East Healthcare Co.	562,613	4,480
	Saudi Ceramic Co.	660,144	4,229
	Yanbu Cement Co.	1,046,066	4,163
	BinDawood Holding Co.	3,359,949	4,147
*	Jahez International Co.	1,359,180	4,089
	Arabian Cement Co.	649,160	3,828
*	Bawan Co.	415,594	3,778
	Al-Dawaa Medical Services Co.	344,803	3,738
*	Perfect Presentation For Commercial Services Co.	2,017,510	3,235
*	Advanced Building Industries Co.	409,848	2,933
			4,928,755
South Africa (3.7%)
	Naspers Ltd.	10,875,706	571,438
	Anglogold Ashanti plc	7,103,820	537,211
	FirstRand Ltd.	75,177,170	449,603
	Gold Fields Ltd.	12,604,589	407,039
	Standard Bank Group Ltd.	18,250,388	363,402
	Capitec Bank Holdings Ltd.	1,234,911	352,610
	MTN Group Ltd.	24,261,346	300,770
	Valterra Platinum Ltd.	3,724,018	278,857

		Shares	Market Value ($000)
	Absa Group Ltd.	10,799,909	148,854
	Impala Platinum Holdings Ltd.	12,655,602	138,024
	Bid Corp. Ltd.	4,726,978	129,669
	Discovery Ltd.	7,883,564	125,379
	Harmony Gold Mining Co. Ltd.	7,663,398	120,914
	Sanlam Ltd.	22,209,035	118,240
	Shoprite Holdings Ltd.	6,551,593	113,952
	Nedbank Group Ltd.	6,490,557	109,792
*	Sasol Ltd.	8,855,195	104,938
	Sibanye Stillwater Ltd.	39,716,896	85,837
	Remgro Ltd.	7,039,186	82,715
	NEPI Rockcastle NV	8,562,026	78,813
	Northam Platinum Holdings Ltd.	5,095,222	72,958
	Bidvest Group Ltd.	4,531,026	67,984
[1]	Pepkor Holdings Ltd.	50,926,451	65,548
	OUTsurance Group Ltd.	12,280,374	61,468
	Vodacom Group Ltd.	6,294,573	60,903
	Growthpoint Properties Ltd.	48,037,133	51,380
	Reinet Investments SCA	1,877,289	51,000
	Aspen Pharmacare Holdings Ltd.	5,394,129	48,702
	Old Mutual Ltd.	59,339,465	48,000
	Clicks Group Ltd.	3,207,088	42,920
	Momentum Group Ltd.	16,905,578	42,092
	Exxaro Resources Ltd.	3,238,405	40,001
	Tiger Brands Ltd.	2,267,688	37,988
	Mr. Price Group Ltd.	3,688,573	37,984
	Redefine Properties Ltd.	95,307,104	37,709
	Woolworths Holdings Ltd.	12,409,065	35,296
	Vukile Property Fund Ltd.	16,504,280	25,254
	AVI Ltd.	4,616,089	25,178
	Fortress Real Estate Investments Ltd. Class B	16,353,039	25,104
	Investec Ltd.	2,654,229	22,961
	Resilient REIT Ltd.	4,138,608	20,865
	Hyprop Investments Ltd.	5,532,608	20,419
	Netcare Ltd.	16,557,502	18,967
	Truworths International Ltd.	5,249,994	16,908
	Foschini Group Ltd.	4,546,434	15,645
	African Rainbow Minerals Ltd.	1,487,449	15,221
	Omnia Holdings Ltd.	2,331,982	14,854
	Life Healthcare Group Holdings Ltd.	20,164,240	13,814
	DataTec Ltd.	2,653,185	13,618
	Motus Holdings Ltd.	2,102,620	13,389
	Telkom SA SOC Ltd.	4,037,289	13,333
[1,2]	Dis-Chem Pharmacies Ltd.	7,299,658	13,272
	DRDGOLD Ltd.	6,140,175	12,555
	Grindrod Ltd.	7,536,166	12,189
	Santam Ltd.	484,866	11,860
[2]	Kumba Iron Ore Ltd.	741,128	11,764
	Equites Property Fund Ltd.	10,274,428	11,092
	AECI Ltd.	1,458,551	11,026
	Thungela Resources Ltd.	1,693,413	10,405
	Coronation Fund Managers Ltd.	3,991,395	10,255
	JSE Ltd.	1,101,976	10,045
	Attacq Ltd.	9,418,350	10,023
[2]	Boxer Retail Ltd.	2,060,033	9,717
*,2	Pick n Pay Stores Ltd.	8,178,941	9,423
	Reunert Ltd.	2,431,356	8,614
	Ninety One Ltd.	3,036,643	8,345
[2]	We Buy Cars Holdings Ltd.	4,132,556	8,267
*,2	SPAR Group Ltd.	2,718,286	8,051
	Astral Foods Ltd.	567,986	7,306
*	MAS plc	5,178,310	6,749
*,2	Sappi Ltd.	8,497,149	6,121
*	KAP Ltd.	34,065,686	5,532
	Burstone Group Ltd.	9,067,540	5,385
*	Super Group Ltd.	4,560,389	5,246
	Sun International Ltd.	1,522,763	4,895
	Wilson Bayly Holmes-Ovcon Ltd.	463,926	4,434
[2]	Afrimat Ltd.	1,402,605	2,340

		Shares	Market Value ($000)
	PPC Ltd.	2,151,724	971
			5,921,402
Taiwan (30.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	341,070,138	25,227,347
	MediaTek Inc.	20,637,148	2,198,428
	Delta Electronics Inc.	27,112,125	1,333,852
	Hon Hai Precision Industry Co. Ltd.	171,363,393	1,308,704
	ASE Technology Holding Co. Ltd.	46,459,152	792,803
	Elite Material Co. Ltd.	4,068,074	583,983
	United Microelectronics Corp.	135,612,237	507,339
	CTBC Financial Holding Co. Ltd.	248,360,767	495,712
	Fubon Financial Holding Co. Ltd.	117,024,574	466,457
	Accton Technology Corp.	6,935,869	449,562
	Unimicron Technology Corp.	18,467,036	433,292
	Cathay Financial Holding Co. Ltd.	133,831,440	416,521
	TS Financial Holding Co. Ltd.	329,066,308	362,336
	Yageo Corp.	22,041,090	331,747
[2]	Quanta Computer Inc.	37,082,799	329,885
	Nan Ya Plastics Corp.	68,951,261	327,610
	Chroma ATE Inc.	5,159,954	324,180
	Yuanta Financial Holding Co. Ltd.	154,789,568	322,920
	Asia Vital Components Co. Ltd.	4,476,319	314,810
	Mega Financial Holding Co. Ltd.	165,782,417	271,746
	E.Sun Financial Holding Co. Ltd.	213,521,367	254,669
[2]	Wiwynn Corp.	1,454,029	236,727
[2]	Asustek Computer Inc.	9,440,851	234,251
	SinoPac Financial Holdings Co. Ltd.	183,935,351	229,393
[2]	Wistron Corp.	42,249,921	226,586
	KGI Financial Holding Co. Ltd.	221,131,340	208,921
	ASPEED Technology Inc.	471,858	206,082
[2]	MPI Corp.	1,204,593	191,742
[2]	Chunghwa Telecom Co. Ltd.	43,329,556	186,293
	King Slide Works Co. Ltd.	772,301	185,060
	First Financial Holding Co. Ltd.	157,020,389	178,385
	Lite-On Technology Corp.	27,382,357	173,530
[2]	Hua Nan Financial Holdings Co. Ltd.	129,094,700	173,401
[2]	Nanya Technology Corp.	15,972,145	170,762
[2]	Winbond Electronics Corp.	43,315,946	167,065
[2]	Largan Precision Co. Ltd.	1,319,797	163,612
[2]	Bizlink Holding Inc.	2,504,201	159,440
[2]	Uni-President Enterprises Corp.	69,377,552	157,762
	PharmaEssentia Corp.	4,448,064	144,712
[2]	Realtek Semiconductor Corp.	6,864,557	142,349
[2]	Innolux Corp.	102,808,545	141,090
[2]	Zhen Ding Technology Holding Ltd.	10,680,107	134,003
	Global Unichip Corp.	1,133,569	129,806
[2]	Jentech Precision Industrial Co. Ltd.	1,219,892	126,357
[2]	Phison Electronics Corp.	2,549,326	125,466
	Taiwan Cooperative Financial Holding Co. Ltd.	147,198,616	125,430
	Taiwan Union Technology Corp.	3,539,907	118,523
	Gold Circuit Electronics Ltd.	4,852,001	116,294
	Advantech Co. Ltd.	6,450,124	109,869
	King Yuan Electronics Co. Ltd.	16,158,944	109,140
	United Microelectronics Corp. ADR	5,656,059	107,635
[2]	Alchip Technologies Ltd.	1,104,058	101,898
[2]	Formosa Plastics Corp.	57,829,635	97,239
[2]	Evergreen Marine Corp. Taiwan Ltd.	15,244,987	95,809
[2]	Novatek Microelectronics Corp.	5,796,886	91,617
[2]	China Steel Corp.	154,391,496	90,330
[2]	Globalwafers Co. Ltd.	3,567,749	90,115
	Kinsus Interconnect Technology Corp.	4,614,032	87,487
*	Chang Hwa Commercial Bank Ltd.	106,340,349	82,673
	Formosa Chemicals & Fibre Corp.	47,410,524	82,558
[2]	Nan Ya Printed Circuit Board Corp.	2,994,145	82,438
	Far EasTone Telecommunications Co. Ltd.	24,901,428	80,837
	Airtac International Group	1,960,978	79,421
*,2	Powerchip Semiconductor Manufacturing Corp.	47,762,491	78,116
*	Macronix International Co. Ltd.	25,733,666	77,295
*,2	Gigabyte Technology Co. Ltd.	7,453,428	76,923

		Shares	Market Value ($000)
	United Integrated Services Co. Ltd.	2,298,067	76,907
	Vanguard International Semiconductor Corp.	16,645,615	76,310
	Shanghai Commercial & Savings Bank Ltd.	53,917,879	75,613
[2]	Compeq Manufacturing Co. Ltd.	14,610,072	74,749
[2]	Pegatron Corp.	28,472,143	73,674
[2]	International Games System Co. Ltd.	3,065,132	73,351
[2]	eMemory Technology Inc.	952,604	71,572
*	WPG Holdings Ltd.	20,681,382	70,906
[2]	TCC Group Holdings Co. Ltd.	92,716,467	69,423
[2]	Hotai Motor Co. Ltd.	4,021,590	69,019
	Tripod Technology Corp.	6,120,554	68,722
	Taiwan Mobile Co. Ltd.	19,748,761	68,588
[2]	Powertech Technology Inc.	9,505,856	67,963
[2]	WT Microelectronics Co. Ltd.	11,061,799	66,763
[2]	Inventec Corp.	35,472,595	66,604
*	Lotes Co. Ltd.	1,158,795	65,309
[2]	E Ink Holdings Inc.	10,910,635	63,132
	Compal Electronics Inc.	57,138,971	62,838
	Chailease Holding Co. Ltd.	18,227,490	62,574
	WinWay Technology Co. Ltd.	352,189	61,817
[2]	AUO Corp.	83,876,499	61,417
[2]	Silergy Corp.	4,634,101	57,720
[2]	LandMark Optoelectronics Corp.	1,151,525	55,712
	Taiwan Business Bank	97,582,352	54,763
[2]	President Chain Store Corp.	7,399,607	51,241
	Eva Airways Corp.	37,883,760	50,544
	Synnex Technology International Corp.	17,401,279	49,908
[2]	ADATA Technology Co. Ltd.	3,943,517	47,231
	L&K Engineering Co. Ltd.	2,181,404	46,943
	Chunghwa Telecom Co. Ltd. ADR	1,077,661	45,919
*,2	Caliway Biopharmaceuticals Co. Ltd.	14,258,000	45,168
[2]	Wan Hai Lines Ltd.	16,893,894	44,067
[2]	Innodisk Corp.	1,116,167	43,093
[2]	Win Semiconductors Corp.	4,778,109	42,156
[2]	Walsin Lihwa Corp.	43,839,763	42,070
*,2	Fortune Electric Co. Ltd.	1,930,259	41,715
[2]	Acter Group Corp. Ltd.	1,456,679	40,988
[2]	Micro-Star International Co. Ltd.	9,434,955	40,879
[2]	Hiwin Technologies Corp.	4,127,933	38,417
[2]	Yang Ming Marine Transport Corp.	24,450,684	38,252
[2]	Acer Inc.	41,303,854	36,600
	Far Eastern New Century Corp.	43,559,963	36,502
	TA Chen Stainless Pipe	27,082,955	36,109
[2]	Catcher Technology Co. Ltd.	6,415,785	36,043
	Sigurd Microelectronics Corp.	6,276,564	35,663
[2]	Sino-American Silicon Products Inc.	7,530,307	35,645
[2]	Topco Scientific Co. Ltd.	2,318,992	35,397
[2]	Formosa Petrochemical Corp.	16,318,977	35,243
	Taichung Commercial Bank Co. Ltd.	54,031,756	34,179
[2]	WNC Corp.	5,046,480	33,822
[2]	Asia Cement Corp.	33,081,510	33,712
[2]	Teco Electric & Machinery Co. Ltd.	16,974,151	33,520
	Syntec Technology Co. Ltd.	540,411	33,355
[2]	Mitac Holdings Corp.	12,294,191	32,849
[2]	Chipbond Technology Corp.	8,434,257	32,840
	Ardentec Corp.	6,000,162	32,267
[2]	Kinik Co.	1,598,127	31,091
[2]	Fositek Corp.	742,372	30,363
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	75,000	30,319
	China Airlines Ltd.	42,603,146	29,534
[2]	Chenbro Micom Co. Ltd.	919,000	29,203
*,2	All Ring Tech Co. Ltd.	1,039,000	28,826
	AP Memory Technology Corp.	1,433,946	28,776
	Kaori Heat Treatment Co. Ltd.	1,096,450	28,743
[2]	Sinbon Electronics Co. Ltd.	3,157,475	28,570
	Eclat Textile Co. Ltd.	2,639,209	28,230
[2]	Voltronic Power Technology Corp.	960,325	28,173
[2]	Nien Made Enterprise Co. Ltd.	2,382,560	28,091
[2]	Chicony Electronics Co. Ltd.	7,979,458	25,988
	Walsin Technology Corp.	3,961,936	25,900

		Shares	Market Value ($000)
[2]	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,435,977	25,613
[2]	EZconn Corp.	733,995	25,611
[2]	Co-Tech Development Corp.	2,863,750	25,503
[2]	Highwealth Construction Corp.	18,652,997	25,300
[2]	ITEQ Corp.	3,110,357	24,818
[2]	Universal Microwave Technology Inc.	844,469	24,708
	Simplo Technology Co. Ltd.	2,277,310	24,613
	Holy Stone Enterprise Co. Ltd.	1,805,262	24,518
[2]	AURAS Technology Co. Ltd.	894,000	24,416
[2]	Foxconn Technology Co. Ltd.	14,086,663	24,391
*	Capital Securities Corp.	22,838,773	23,903
[2]	Transcend Information Inc.	2,667,069	23,686
[2]	Pou Chen Corp.	31,807,021	23,532
	Advanced Echem Materials Co. Ltd.	1,041,826	22,844
[2]	Cheng Shin Rubber Industry Co. Ltd.	23,876,095	22,484
[2]	Shihlin Electric & Engineering Corp.	3,721,964	22,292
[2]	Visual Photonics Epitaxy Co. Ltd.	2,519,960	22,034
[2]	Chunghwa Precision Test Tech Co. Ltd.	290,153	21,865
[2]	Makalot Industrial Co. Ltd.	3,219,244	21,822
[2]	Taiwan High Speed Rail Corp.	26,891,912	21,582
[2]	Eternal Materials Co. Ltd.	11,630,912	21,303
[2]	ASMedia Technology Inc.	527,857	21,203
[2]	Elite Advanced Laser Corp.	1,848,349	20,691
*,2	Wafer Works Corp.	7,738,178	20,603
[2]	Solar Applied Materials Technology Corp.	6,729,607	20,578
	Grand Process Technology Corp.	283,000	20,305
[2]	Mega Union Technology Inc.	909,865	20,048
	Ennoconn Corp.	1,561,758	19,434
[2]	Marketech International Corp.	1,355,000	19,287
[2]	LuxNet Corp.	1,737,000	19,225
*,2	Taiwan Glass Industry Corp.	13,871,290	19,169
[2]	Getac Holdings Corp.	5,353,420	18,648
[3]	Poya International Co. Ltd.	833,208	18,542
[2]	Browave Corp.	1,143,275	18,465
*	IBF Financial Holdings Co. Ltd.	38,131,285	18,397
[2]	Elite Semiconductor Microelectronics Technology Inc.	3,385,000	18,352
[2]	VisEra Technologies Co. Ltd.	1,410,000	18,168
[2]	C Sun Manufacturing Ltd.	1,239,910	18,043
	Ruentex Development Co. Ltd.	21,477,300	17,874
[2]	Supreme Electronics Co. Ltd.	7,280,730	17,813
*	Yankey Engineering Co. Ltd.	893,430	17,784
[2]	Genius Electronic Optical Co. Ltd.	1,173,299	17,224
[2]	Lien Hwa Industrial Holdings Corp.	13,878,048	17,222
[2]	Parade Technologies Ltd.	1,001,290	17,159
[2]	Dynapack International Technology Corp.	1,918,000	16,958
[2]	Elan Microelectronics Corp.	3,652,870	16,843
[2]	ChipMOS Technologies Inc.	7,666,148	16,738
[2]	XinTec Inc.	1,996,225	16,553
[2]	Test Research Inc.	2,022,660	16,512
	Far Eastern International Bank	39,553,425	16,467
[2]	President Securities Corp.	12,395,265	16,465
	Topoint Technology Co. Ltd.	1,673,000	16,364
*,2	FOCI Fiber Optic Communications Inc.	1,112,408	16,069
[2]	TXC Corp.	3,490,630	15,940
	Radiant Opto-Electronics Corp.	6,268,751	15,867
[2]	Phoenix Silicon International Corp.	2,138,495	15,860
[2]	Kinpo Electronics	17,030,670	15,531
[2]	Great Wall Enterprise Co. Ltd.	8,661,626	14,983
	Tung Ho Steel Enterprise Corp.	6,471,602	14,882
[2]	Taiwan Hon Chuan Enterprise Co. Ltd.	3,743,523	14,801
[2]	Pan Jit International Inc.	4,166,740	14,696
[2]	Taiwan Surface Mounting Technology Corp.	3,388,110	14,499
[2]	Ruentex Industries Ltd.	8,917,961	14,383
*,2	Fulltech Fiber Glass Corp.	7,148,772	14,383
	Scientech Corp.	726,000	14,270
	Shinkong Insurance Co. Ltd.	2,862,000	14,221
[2]	I-Chiun Precision Industry Co. Ltd.	2,499,000	14,158
[2]	Faraday Technology Corp.	3,084,198	14,003
[2]	Ennostar Inc.	9,310,726	13,719
[2]	Qisda Corp.	16,074,128	13,480

		Shares	Market Value ($000)
	Wisdom Marine Lines Co. Ltd.	5,527,155	13,360
[2]	Primax Electronics Ltd.	6,532,940	13,141
*,2	Tatung Co. Ltd.	17,464,628	13,059
[2]	Sanyang Motor Co. Ltd.	6,492,330	12,976
	Taiwan Cogeneration Corp.	7,081,200	12,780
*	Mercuries Life Insurance Co. Ltd.	41,852,155	12,765
[2]	Taiflex Scientific Co. Ltd.	2,429,594	12,617
	YFY Inc.	13,975,703	12,498
[2]	Longwell Co.	1,970,000	12,487
[2]	Shin Zu Shing Co. Ltd.	2,363,011	12,361
[2]	Tong Yang Industry Co. Ltd.	5,634,350	12,353
[2]	Feng TAY Enterprise Co. Ltd.	5,778,867	12,187
[2]	Advanced Energy Solution Holding Co. Ltd.	435,000	12,172
	Sitronix Technology Corp.	1,494,070	12,140
[2]	Sunonwealth Electric Machine Industry Co. Ltd.	3,006,581	12,037
[2]	Taiwan Fertilizer Co. Ltd.	8,448,186	11,938
	Greatek Electronics Inc.	3,869,000	11,806
[2]	Tong Hsing Electronic Industries Ltd.	2,418,919	11,738
[2]	AcBel Polytech Inc.	9,087,079	11,734
[2]	Dynamic Holding Co. Ltd.	3,852,813	11,723
[2]	Feng Hsin Steel Co. Ltd.	5,813,200	11,683
*	GCS Holdings Inc.	1,106,000	11,653
	Arcadyan Technology Corp.	2,186,219	11,574
[2]	Asia Optical Co. Inc.	2,943,260	11,512
[2]	Giant Manufacturing Co. Ltd.	4,412,193	11,506
[2]	HTC Corp.	9,320,301	11,425
[2]	Fusheng Precision Co. Ltd.	1,458,920	11,419
[2]	Bora Pharmaceuticals Co. Ltd.	962,949	11,399
[2]	Huaku Development Co. Ltd.	3,782,017	11,373
[2]	Pixart Imaging Inc.	1,930,680	11,366
*,2	Starlux Airlines Co. Ltd.	16,973,271	11,346
	U-Ming Marine Transport Corp.	5,849,108	11,278
*,2	China Petrochemical Development Corp.	48,194,041	11,239
*,2	Jinan Acetate Chemical Co. Ltd.	7,573,060	11,168
[2]	Foxsemicon Integrated Technology Inc.	1,226,642	11,088
[2]	Goldsun Building Materials Co. Ltd.	11,376,415	10,949
[2]	Taiwan Secom Co. Ltd.	3,238,876	10,917
	Systex Corp.	2,228,000	10,547
*,2	Nuvoton Technology Corp.	2,968,000	10,514
	Gudeng Precision Industrial Co. Ltd.	865,487	10,470
[2]	JPC connectivity Inc.	1,185,750	10,412
[2]	Union Bank of Taiwan	16,022,459	10,235
*,2	HannStar Display Corp.	27,058,193	10,178
[2]	Wiselink Co. Ltd.	3,723,868	10,146
[2]	Lotus Pharmaceutical Co. Ltd.	1,866,000	9,990
[2]	Machvision Inc.	529,136	9,931
[2]	Ta Ya Electric Wire & Cable	9,526,255	9,876
[2]	Global Brands Manufacture Ltd.	3,920,332	9,805
	CTCI Corp.	8,878,850	9,608
	Shinkong Synthetic Fibers Corp.	15,050,400	9,566
*	United Renewable Energy Co. Ltd.	19,094,629	9,496
*,2	Everlight Electronics Co. Ltd.	4,928,410	9,487
[2]	Unitech Printed Circuit Board Corp.	8,472,970	9,380
*,2	Thunder Tiger Corp.	1,828,182	9,148
[2]	Taiwan Acceptance Corp.	3,608,309	9,125
[2]	Center Laboratories Inc.	7,786,090	9,082
[2]	Allis Electric Co. Ltd.	2,996,230	8,971
	Evergreen Aviation Technologies Corp.	1,589,000	8,928
[2]	Sercomm Corp.	3,504,600	8,868
[2]	Airoha Technology Corp.	562,000	8,857
*,2	Etron Technology Inc.	3,984,140	8,700
[2]	momo.com Inc.	1,152,112	8,672
	Nichidenbo Corp.	2,220,460	8,393
	Wah Lee Industrial Corp.	2,420,194	8,338
*,2	SDI Corp.	1,883,236	8,313
*,2	Silicon Integrated Systems Corp.	5,502,260	8,240
[2]	WUS Printed Circuit Co. Ltd.	1,902,156	8,232
[2]	Coretronic Corp.	3,581,900	8,070
	Weikeng Industrial Co. Ltd.	5,900,000	8,026
[2]	Cleanaway Co. Ltd.	10,449,000	7,978

		Shares	Market Value ($000)
[2]	Chang Wah Technology Co. Ltd.	4,007,500	7,960
[2]	ITE Technology Inc.	2,064,000	7,885
[2]	Merry Electronics Co. Ltd.	3,161,858	7,829
[2]	Via Technologies Inc.	3,554,620	7,650
[2]	Taiwan Speciality Chemicals Corp.	1,151,000	7,593
[2]	Century Iron & Steel Industrial Co. Ltd.	2,355,000	7,561
	Shiny Chemical Industrial Co. Ltd.	1,633,200	7,519
[2]	G Shank Enterprise Co. Ltd.	2,176,000	7,506
[2]	Farglory Land Development Co. Ltd.	3,732,550	7,470
[2]	Charoen Pokphand Enterprise	2,324,343	7,468
[2]	Formosa Sumco Technology Corp.	900,000	7,288
[2]	Ability Enterprise Co. Ltd.	3,682,992	7,217
[2]	Standard Foods Corp.	7,950,603	7,175
[2]	TPK Holding Co. Ltd.	4,271,288	7,147
[2]	Global Mixed Mode Technology Inc.	935,000	7,050
[2]	Stark Technology Inc.	1,380,000	7,047
[2]	Far Eastern Department Stores Ltd.	10,213,878	7,005
[2]	Nan Pao Resins Chemical Co. Ltd.	738,000	7,003
[2]	Orient Semiconductor Electronics Ltd.	5,681,792	6,999
	Wowprime Corp.	950,689	6,873
*,2	HERON NEUTRON MEDICAL Corp.	635,000	6,834
[2]	Pan-International Industrial Corp.	5,414,000	6,804
[2]	Hannstar Board Corp.	3,319,470	6,770
	Cheng Loong Corp.	10,435,230	6,756
[2]	Yulon Motor Co. Ltd.	7,777,580	6,705
[2]	TTY Biopharm Co. Ltd.	2,917,160	6,697
[2]	First Hi-Tec Enterprise Co. Ltd.	1,086,000	6,608
[2]	Merida Industry Co. Ltd.	2,771,526	6,591
[2]	Daxin Materials Corp.	683,855	6,509
[2]	Ruentex Engineering & Construction Co.	1,284,000	6,463
[2]	Gloria Material Technology Corp.	6,590,640	6,455
	Chong Hong Development Co. Ltd.	2,637,469	6,321
[2]	Taiwan Semiconductor Co. Ltd.	2,849,290	6,235
[2]	EVERGREEN Steel Corp.	2,313,000	6,203
	Chang Wah Electromaterials Inc.	4,438,000	6,168
[2]	Thinking Electronic Industrial Co. Ltd.	923,000	6,139
[2]	Advanced Wireless Semiconductor Co.	1,841,266	6,129
	O-Bank Co. Ltd.	19,306,453	6,110
*,2	Episil Technologies Inc.	3,845,189	6,070
*,2	Ability Opto-Electronics Technology Co. Ltd.	1,151,555	6,059
*,2	Chung Hung Steel Corp.	11,665,000	5,974
*,2	FLEXium Interconnect Inc.	3,954,990	5,947
[2]	Sporton International Inc.	1,004,062	5,940
*	CSBC Corp. Taiwan	10,170,197	5,927
[2]	Clevo Co.	4,548,000	5,852
[2]	AmTRAN Technology Co. Ltd.	7,263,092	5,837
[2]	Fitipower Integrated Technology Inc.	1,258,043	5,772
*,2	Oneness Biotech Co. Ltd.	4,455,424	5,742
[2]	Anpec Electronics Corp.	708,000	5,717
[2]	Solomon Technology Corp.	1,541,871	5,701
[2]	Raydium Semiconductor Corp.	819,000	5,698
[2]	Nan Kang Rubber Tire Co. Ltd.	5,537,520	5,659
	Synmosa Biopharma Corp.	6,313,925	5,649
[2]	Sakura Development Co. Ltd.	4,302,432	5,644
[2]	Zero One Technology Co. Ltd.	1,665,209	5,612
*,2	BES Engineering Corp.	15,280,700	5,567
[2]	Flytech Technology Co. Ltd.	1,435,650	5,493
[2]	Ichia Technologies Inc.	3,403,000	5,407
[2]	China Motor Corp.	3,282,844	5,373
*,2	Everlight Chemical Industrial Corp.	5,532,200	5,369
*,2	General Interface Solution GIS Holding Ltd.	3,195,070	5,366
[2]	Chin-Poon Industrial Co. Ltd.	4,787,890	5,363
[2]	Tainan Spinning Co. Ltd.	14,328,000	5,359
*	Pegavision Corp.	538,314	5,356
[2]	Sinon Corp.	4,405,000	5,300
	Formosa Taffeta Co. Ltd.	9,829,632	5,203
[2]	Gemtek Technology Corp.	5,496,000	5,174
	Run Long Construction Co. Ltd.	5,029,751	5,122
[2]	Quanta Storage Inc.	2,505,000	5,111
	Cathay Real Estate Development Co. Ltd.	7,479,984	5,075

		Shares	Market Value ($000)
[2]	Kindom Development Co. Ltd.	4,746,060	5,071
[2]	Depo Auto Parts Ind Co. Ltd.	1,227,000	5,066
*,2	TSEC Corp.	6,962,908	5,038
	Hotai Finance Co. Ltd.	2,643,062	4,998
*,2	Medigen Vaccine Biologics Corp.	3,474,930	4,914
[2]	Brighton-Best International Taiwan Inc.	4,284,526	4,891
[2]	UPI Semiconductor Corp.	799,000	4,844
[2]	China Steel Chemical Corp.	1,936,000	4,825
*	Sunplus Technology Co. Ltd.	6,340,000	4,807
*,2	D-Link Corp.	7,365,400	4,791
[2]	Evergreen International Storage & Transport Corp.	3,271,500	4,751
[2]	Promate Electronic Co. Ltd.	3,252,136	4,740
[2]	CyberPower Systems Inc.	712,000	4,737
[2,3]	Materials Analysis Technology Inc.	694,003	4,732
	TSRC Corp.	7,272,940	4,730
[2]	Tyntek Corp.	3,105,000	4,728
[2]	Taiwan Paiho Ltd.	3,355,140	4,717
[2]	Kuo Toong International Co. Ltd.	2,890,514	4,603
[2]	Altek Corp.	3,900,969	4,593
*,2	China Man-Made Fiber Corp.	17,257,176	4,578
	Kenda Rubber Industrial Co. Ltd.	8,165,288	4,561
*,2	Johnson Health Tech Co. Ltd.	1,202,000	4,551
[2]	Universal Cement Corp.	5,502,140	4,537
[2]	Cheng Uei Precision Industry Co. Ltd.	4,374,673	4,529
*,2	TaiMed Biologics Inc.	2,641,929	4,481
[2]	Taiwan Sakura Corp.	1,765,000	4,463
*,2	Hota Industrial Manufacturing Co. Ltd.	3,103,178	4,454
*,2	Grand Pacific Petrochemical	12,740,088	4,409
[2]	Chicony Power Technology Co. Ltd.	1,876,000	4,409
	Zyxel Group Corp.	3,487,819	4,390
[2]	Channel Well Technology Co. Ltd.	2,675,672	4,344
	TA-I Technology Co. Ltd.	1,329,165	4,321
*,2	Andes Technology Corp.	635,000	4,295
[2]	Topkey Corp.	843,000	4,292
[2]	Fulgent Sun International Holding Co. Ltd.	1,906,410	4,286
[2]	Weltrend Semiconductor	2,559,567	4,273
[2]	Chun Yuan Steel Industry Co. Ltd.	6,561,000	4,268
[2]	Formosa International Hotels Corp.	776,000	4,264
[2]	JSL Construction & Development Co. Ltd.	2,262,955	4,251
[2]	Ton Yi Industrial Corp.	9,135,000	4,221
[2]	Kaimei Electronic Corp.	1,206,000	4,207
	Lian HWA Food Corp.	1,671,670	4,197
	Adlink Technology Inc.	1,208,895	4,181
	Grape King Bio Ltd.	1,516,529	4,170
*,2	Yieh Phui Enterprise Co. Ltd.	9,874,825	4,149
[2]	Hu Lane Associate Inc.	1,160,519	4,143
	China Bills Finance Corp.	7,987,000	4,137
[2]	FocalTech Systems Co. Ltd.	2,740,482	4,107
[2]	M31 Technology Corp.	342,901	4,099
[2]	Intelligo Technology Inc.	420,000	4,087
[2]	Posiflex Technology Inc.	680,764	4,073
[2]	Chenming Electronic Technology Corp.	1,716,929	4,059
[2]	Ho Tung Chemical Corp.	10,126,459	4,056
*	Holtek Semiconductor Inc.	2,478,483	4,042
[2]	TCI Co. Ltd.	1,155,549	4,022
*,2	IEI Integration Corp.	1,528,920	4,008
[2]	Sonix Technology Co. Ltd.	2,532,000	3,998
*,2	Gigastorage Corp.	4,188,259	3,960
[2]	CMC Magnetics Corp.	12,978,313	3,951
[2]	Lingsen Precision Industries Ltd.	4,382,000	3,936
[2]	Dimerco Express Corp.	1,611,884	3,893
[2]	YungShin Global Holding Corp.	2,336,536	3,865
[2]	Allied Supreme Corp.	581,000	3,821
	Bank of Kaohsiung Co. Ltd.	10,005,557	3,741
*,2	Taiwan-Asia Semiconductor Corp.	4,410,987	3,685
[2]	ASROCK Inc.	613,000	3,684
[2]	Chief Telecom Inc.	352,800	3,601
*,2	Kenmec Mechanical Engineering Co. Ltd.	2,535,868	3,508
*	RDC Semiconductor Co. Ltd.	820,280	3,504
[2]	RichWave Technology Corp.	1,133,736	3,371

		Shares	Market Value ($000)
[2]	Motech Industries Inc.	4,986,897	3,354
[2]	Syncmold Enterprise Corp.	1,655,500	3,340
*,2	Phihong Technology Co. Ltd.	5,066,706	3,275
*,2	EirGenix Inc.	2,364,868	3,268
	Kung Long Batteries Industrial Co. Ltd.	832,333	3,247
	Taiwan PCB Techvest Co. Ltd.	3,496,000	3,224
	Genesys Logic Inc.	1,150,000	3,223
[2]	Hsin Kuang Steel Co. Ltd.	2,746,000	3,213
[2]	Continental Holdings Corp.	4,985,000	3,173
*	Lumosa Therapeutics Co. Ltd.	1,187,161	3,163
[2]	USI Corp.	9,152,861	3,159
[2]	Lai Yih Footwear Co. Ltd.	603,000	3,147
[2]	Sincere Navigation Corp.	3,316,240	3,107
[2]	UPC Technology Corp.	9,686,041	3,070
[2]	Actron Technology Corp.	747,479	3,060
*,2	International CSRC Investment Holdings Co.	10,293,270	3,059
	Nantex Industry Co. Ltd.	3,578,000	3,028
*,2	Egis Technology Inc.	1,034,100	2,952
*,2	HD Renewable Energy Co. Ltd.	1,221,746	2,939
*	Ritek Corp.	8,975,489	2,934
[2]	TaiDoc Technology Corp.	723,000	2,867
[2]	T3EX Global Holdings Corp.	1,394,000	2,852
[2]	Swancor Holding Co. Ltd.	1,015,000	2,849
[2]	Sampo Corp.	3,919,800	2,824
*	Foresee Pharmaceuticals Co. Ltd.	1,152,799	2,816
[2]	Delpha Construction Co. Ltd.	4,583,000	2,812
*	Longchen Paper & Packaging Co. Ltd.	9,186,632	2,797
	Ambassador Hotel	1,890,000	2,791
*,2	Taiwan Mask Corp.	2,491,746	2,776
[2]	Forcecon Tech Co. Ltd.	1,217,546	2,774
[2]	Rechi Precision Co. Ltd.	3,808,000	2,767
*	Great Tree Pharmacy Co. Ltd.	1,137,414	2,749
[2]	Firich Enterprises Co. Ltd.	4,006,184	2,748
*,2	Oriental Union Chemical Corp.	6,813,582	2,704
[2]	YC INOX Co. Ltd.	4,747,902	2,692
	Mercuries & Associates Holding Ltd.	5,074,282	2,668
[2]	Advancetek Enterprise Co. Ltd.	3,006,000	2,651
*,2	Career Technology MFG. Co. Ltd.	6,057,324	2,604
[2]	ZillTek Technology Corp.	412,000	2,579
*,2	Fittech Co. Ltd.	877,753	2,567
[2]	FSP Technology Inc.	1,548,120	2,507
[2]	Advanced International Multitech Co. Ltd.	1,497,000	2,498
*,2	CyberTAN Technology Inc.	4,199,000	2,487
*,2	Apex International Co. Ltd.	2,754,664	2,457
[2]	Darfon Electronics Corp.	2,609,000	2,443
*,2	Lung Yen Life Service Corp.	1,663,000	2,439
*,2	Alpha Networks Inc.	2,904,772	2,434
[2]	Infortrend Technology Inc.	2,295,000	2,428
*,2	Cub Elecparts Inc.	823,735	2,416
*,2	Gourmet Master Co. Ltd.	1,230,469	2,397
	Sunny Friend Environmental Technology Co. Ltd.	1,007,497	2,373
[2]	Amazing Microelectronic Corp.	1,028,244	2,327
[2]	Radium Life Tech Co. Ltd.	7,147,465	2,316
[2]	Universal Vision Biotechnology Co. Ltd.	567,970	2,310
[2]	PharmaEngine Inc.	1,207,457	2,288
[2]	Hung Sheng Construction Ltd.	4,334,464	2,286
	Advanced Ceramic X Corp.	331,901	2,241
[2]	Elitegroup Computer Systems Co. Ltd.	3,946,000	2,232
*	Microbio Co. Ltd.	5,195,803	2,219
[2]	Rich Development Co. Ltd.	9,138,640	2,176
*,2	Adimmune Corp.	4,226,825	2,163
	Zeng Hsing Industrial Co. Ltd.	746,778	2,116
*,2	Taiwan TEA Corp.	6,190,000	2,096
	Xxentria Technology Materials Corp.	1,840,069	2,077
[2]	China Metal Products	3,132,000	2,061
[2]	Waffer Technology Corp.	1,835,773	2,056
*,2	Federal Corp.	3,370,040	2,008
[2]	Tong-Tai Machine & Tool Co. Ltd.	2,414,000	1,980
	Bioteque Corp.	559,475	1,960
[2]	Chia Hsin Cement Corp.	4,825,400	1,947

		Shares	Market Value ($000)
*,2	Chung Hwa Pulp Corp.	4,914,000	1,910
	Formosan Rubber Group Inc.	2,415,821	1,907
[2]	TYC Brother Industrial Co. Ltd.	2,186,000	1,886
	Chlitina Holding Ltd.	621,013	1,841
[2]	St. Shine Optical Co. Ltd.	648,000	1,840
[2]	Brogent Technologies Inc.	633,619	1,820
[2]	Gamania Digital Entertainment Co. Ltd.	1,401,916	1,813
[2]	Namchow Holdings Co. Ltd.	1,739,000	1,812
[2]	KMC Kuei Meng International Inc.	660,000	1,808
[2]	Asia Polymer Corp.	4,678,340	1,801
[2]	Soft-World International Corp.	576,653	1,770
[2]	Darwin Precisions Corp.	4,554,110	1,769
[2]	China General Plastics Corp.	5,159,926	1,753
	Savior Lifetec Corp.	3,350,663	1,746
*	First Steamship Co. Ltd.	9,150,968	1,744
[2]	Ultra Chip Inc.	852,000	1,717
[2]	ScinoPharm Taiwan Ltd.	2,822,576	1,676
*	Lealea Enterprise Co. Ltd.	7,551,367	1,638
[2]	Taiyen Biotech Co. Ltd.	1,609,853	1,594
[2]	AGV Products Corp.	5,093,370	1,571
[2]	Sensortek Technology Corp.	336,000	1,563
[2]	Yungshin Construction & Development Co. Ltd.	1,002,931	1,556
[2]	Sinyi Realty Inc.	2,454,000	1,546
[2]	Huang Hsiang Construction Corp.	1,510,360	1,531
[2]	91APP Inc.	887,243	1,509
	Panion & BF Biotech Inc.	785,579	1,418
*	Medigen Biotechnology Corp.	1,470,000	1,407
*,2	Kuo Yang Construction Co. Ltd.	2,530,900	1,403
[2]	Cyberlink Corp.	704,674	1,390
	Wei Chuan Foods Corp.	3,685,261	1,388
[2]	China Electric Manufacturing Corp.	3,824,501	1,377
[2]	CHC Healthcare Group	1,672,899	1,347
	Basso Industry Corp.	1,287,000	1,340
	KEE TAI Properties Co. Ltd.	4,548,523	1,335
[2]	Rexon Industrial Corp. Ltd.	1,505,525	1,335
	Cenra Inc.	1,292,694	1,310
*,2	Taiwan Styrene Monomer	5,673,050	1,282
[2]	Tung Thih Electronic Co. Ltd.	893,424	1,224
*	Pell Bio-Med Technology Co. Ltd.	50,000	1,222
[2]	Iron Force Industrial Co. Ltd.	505,020	1,216
[2]	Hong Pu Real Estate Development Co. Ltd.	2,118,000	1,189
*	Polaris Group	3,470,533	1,160
*	Shining Building Business Co. Ltd.	4,556,638	1,105
[2]	Speed Tech Corp.	1,306,628	1,101
*,2	PChome Online Inc.	1,386,358	1,086
*	OBI Pharma Inc.	1,182,240	914
	AUO Corp. ADR	67,176	482
	ASE Technology Holding Co. Ltd. ADR	3,879	136
*,3	Taiwan Land Development Corp.	573,970	—
*,3	Pharmally International Holding Co. Ltd.	612,856	—
			49,584,037
Thailand (1.7%)
	Delta Electronics Thailand PCL (Foreign)	40,065,200	328,049
	PTT PCL (Foreign)	171,230,215	197,389
	Kasikornbank PCL (Foreign)	21,004,535	153,251
	Advanced Info Service PCL (Foreign)	12,691,506	144,161
	Gulf Development PCL (Foreign)	57,967,045	115,551
	SCB X PCL (Foreign)	22,926,390	104,850
	Airports of Thailand PCL (Foreign)	54,242,144	103,014
	CP ALL PCL (Foreign)	70,597,521	101,216
[2]	Bangkok Dusit Medical Services PCL (Foreign)	145,021,520	83,290
	PTT Exploration & Production PCL (Foreign)	17,710,084	79,316
	Krung Thai Bank PCL (Foreign)	59,602,896	78,735
	Central Pattana PCL (Foreign)	32,264,224	66,391
[2]	TMBThanachart Bank PCL (Foreign)	522,980,800	47,801
[2]	Bumrungrad Hospital PCL (Foreign)	8,008,274	44,898
	True Corp. PCL (Foreign)	94,540,123	40,651
	Minor International PCL (Foreign)	51,428,721	36,225
	Siam Cement PCL (Foreign)	4,684,288	35,548

		Shares	Market Value ($000)
	Siam Cement PCL NVDR	4,586,496	34,806
	PTT Global Chemical PCL (Foreign)	30,183,179	33,072
[2]	Bangkok Bank PCL NVDR	5,643,200	32,305
[2]	Charoen Pokphand Foods PCL (Foreign)	47,125,317	31,629
[2]	Central Retail Corp. PCL (Foreign)	37,592,000	30,013
	Thai Oil PCL (Foreign)	15,105,806	29,559
	True Corp. PCL NVDR	65,980,501	28,371
	Kiatnakin Phatra Bank PCL (Foreign)	8,192,070	27,133
[2]	Kasikornbank PCL NVDR	3,692,375	26,940
	Krung Thai Bank PCL NVDR	19,542,000	25,815
	Digital Telecommunications Infrastructure Fund	72,961,513	22,274
	Thanachart Capital PCL (Foreign)	8,853,256	20,663
[2]	Tisco Financial Group PCL (Foreign)	5,286,968	20,318
[3]	Banpu PCL (Foreign)	107,356,073	18,685
	Krungthai Card PCL (Foreign)	15,406,431	17,583
	Bangchak Corp. PCL (Foreign)	12,924,166	17,317
[2]	Bangkok Expressway & Metro PCL (Foreign)	84,727,222	17,103
	KCE Electronics PCL (Foreign)	12,513,514	15,574
[2]	WHA Corp. PCL (Foreign)	105,230,706	15,246
[2]	Indorama Ventures PCL (Foreign)	22,898,435	15,082
	Com7 PCL (Foreign)	15,620,900	14,250
	Bangkok Bank PCL (Foreign)	2,465,641	14,115
[2]	PTT Oil & Retail Business PCL (Foreign)	36,006,700	13,770
	Thai Union Group PCL (Foreign)	33,856,579	12,340
[2]	Home Product Center PCL (Foreign)	63,313,484	12,287
	Tisco Financial Group PCL NVDR	3,157,493	12,135
	Global Power Synergy PCL (Foreign)	7,828,340	12,020
	SCG Packaging PCL (Foreign)	13,042,700	11,839
	Thaifoods Group PCL (Foreign)	40,072,975	11,740
	TIDLOR Holdings PCL (Foreign)	20,052,958	11,394
[2]	Muangthai Capital PCL (Foreign)	10,853,945	11,067
	Electricity Generating PCL (Foreign)	2,757,011	11,048
	CPN Retail Growth Leasehold REIT	27,332,726	10,948
	3BB Internet Infrastructure Fund	54,584,337	10,856
[2]	Srisawad Corp. PCL (Foreign)	14,148,816	10,414
	Cal-Comp Electronics Thailand PCL (Foreign)	41,235,400	10,116
	Osotspa PCL (Foreign)	18,744,200	9,840
[2]	IRPC PCL (Foreign)	143,660,614	9,468
	Thai Life Insurance PCL (Foreign)	26,717,300	9,297
[2]	Asset World Corp. PCL (Foreign)	104,952,400	9,263
[2]	CP Axtra PCL (Foreign)	20,742,501	9,229
	Central Plaza Hotel PCL (Foreign)	8,023,313	9,200
[2]	Hana Microelectronics PCL (Foreign)	8,311,083	8,857
[2]	Sansiri PCL (Foreign)	188,756,206	8,507
	WHA Premium Growth Freehold & Leasehold REIT	24,350,427	8,300
[2]	CH Karnchang PCL (Foreign)	15,234,163	8,299
	Amata Corp. PCL (Foreign)	9,603,723	8,286
	AP Thailand PCL (Foreign)	30,696,342	7,627
	Star Petroleum Refining PCL (Foreign)	22,513,168	7,489
	Ratch Group PCL (Foreign)	6,455,156	7,420
*,2	BTS Group Holdings PCL (Foreign)	112,891,120	7,225
	Gunkul Engineering PCL (Foreign)	46,408,666	6,998
	MBK PCL (Foreign)	10,039,737	6,780
[2]	Carabao Group PCL (Foreign)	4,312,205	6,603
[2]	Ratch Group PCL NVDR	5,706,702	6,559
[2]	Stecon Group PCL (Foreign)	11,881,763	6,423
	Thailand Future Fund	30,177,300	6,222
*,2	Energy Absolute PCL (Foreign)	71,412,392	6,213
[2]	Supalai PCL (Foreign)	13,046,485	6,192
[2]	Sri Trang Agro-Industry PCL (Foreign)	11,102,261	6,168
[2]	Land & Houses PCL NVDR	54,050,580	6,166
	Mega Lifesciences PCL (Foreign)	5,159,600	5,862
[2]	B Grimm Power PCL (Foreign)	10,072,147	5,651
[2]	Land & Houses PCL (Foreign)	49,186,800	5,611
	Bangkok Life Assurance PCL NVDR	7,008,100	5,457
	TTW PCL (Foreign)	17,136,034	5,331
	Berli Jucker PCL (Foreign)	10,338,490	5,006
	Bangkok Airways PCL (Foreign)	8,585,924	4,962
	Betagro PCL (Foreign)	7,741,000	4,947
[2]	Bangkok Commercial Asset Management PCL (Foreign)	22,698,300	4,678

		Shares	Market Value ($000)
[2]	Bangkok Dusit Medical Services PCL NVDR	7,849,700	4,508
[2]	Bangkok Chain Hospital PCL (Foreign)	14,101,545	4,346
[2]	Siam Global House PCL (Foreign)	19,588,992	4,334
	Thai Vegetable Oil PCL (Foreign)	5,262,791	4,291
[2]	Sri Trang Gloves Thailand PCL (Foreign)	13,212,600	4,071
[2]	I-TAIL Corp. PCL (Foreign)	7,700,900	4,018
*,2	VGI PCL (Foreign)	132,945,410	3,969
	Quality Houses PCL (Foreign)	86,636,151	3,751
[2]	BCPG PCL (Foreign)	17,420,042	3,688
	Bangkok Life Assurance PCL (Foreign)	4,727,791	3,681
	SCB X PCL NVDR	786,320	3,596
	AEON Thana Sinsap Thailand PCL (Foreign)	1,140,400	3,581
	Tipco Asphalt PCL (Foreign)	8,119,230	3,396
[2]	Dhipaya Group Holdings PCL (Foreign)	4,713,000	3,341
[2]	Chularat Hospital PCL (Foreign)	60,947,546	2,895
[2]	JMT Network Services PCL (Foreign)	7,855,264	2,815
	TOA Paint Thailand PCL (Foreign)	5,936,534	2,798
	Precious Shipping PCL (Foreign)	10,952,363	2,636
	Plan B Media PCL (Foreign)	14,283,860	2,598
[2]	PTG Energy PCL (Foreign)	10,941,946	2,471
	Siam City Cement PCL (Foreign)	534,500	2,382
	SKY ICT PCL (Foreign)	4,051,165	2,289
[2]	Jaymart Group Holdings PCL (Foreign)	6,880,000	2,280
	Thoresen Thai Agencies PCL (Foreign)	14,950,087	2,261
	Bangkok Land PCL (Foreign)	119,319,678	2,250
*,2	Thaicom PCL (Foreign)	6,858,785	2,232
*,2	Jasmine Technology Solution PCL (Foreign)	2,349,892	2,117
	MK Restaurants Group PCL (Foreign)	3,299,700	2,105
	GFPT PCL (Foreign)	7,156,396	2,099
	Thonburi Healthcare Group PCL (Foreign)	9,064,958	2,017
[2]	Dohome PCL (Foreign)	15,934,431	1,882
*,2	Jasmine International PCL (Foreign)	43,225,803	1,405
	CK Power PCL (Foreign)	14,158,572	1,090
	SPCG PCL (Foreign)	3,203,804	881
	TPI Polene Power PCL (Foreign)	15,404,600	831
	Pruksa Real Estate PCL (Foreign)	11,775,000	691
[2]	AEON Thana Sinsap Thailand PCL NVDR	83,800	263
*,2	Energy Absolute PCL NVDR	2,928,600	255
			2,770,413
Turkiye (1.0%)
[2]	Aselsan Elektronik Sanayi ve Ticaret A/S	16,563,917	119,328
[2]	BIM Birlesik Magazalar A/S	12,015,559	98,689
[2]	Turkiye Petrol Rafinerileri A/S	13,308,506	82,900
[2]	KOC Holding A/S	15,295,895	63,284
	Akbank TAS	43,278,721	57,576
[2]	Turk Hava Yollari AO	7,752,196	51,173
*,2	Destek Finans Faktoring A/S	1,227,017	43,872
[2]	Eregli Demir ve Celik Fabrikalari TAS	47,712,583	42,648
[2]	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	6,043,181	37,568
[2]	Haci Omer Sabanci Holding A/S	20,001,185	35,479
[2]	Turkcell Iletisim Hizmetleri A/S	16,819,276	35,448
*,2	Yapi ve Kredi Bankasi A/S	46,834,740	32,226
	Turkiye Is Bankasi A/S Class C	116,465,914	30,516
	Katilimevim Tasarruf Finansman A/S	8,850,501	28,869
[2]	Enka Insaat ve Sanayi A/S	12,817,920	23,625
*	Isiklar Enerji ve Yapi Holding A/S	6,609,977	23,306
	Coca-Cola Icecek A/S	11,474,606	22,011
[2]	Turkiye Garanti Bankasi A/S	8,310,440	21,505
*	Odine Solutions Teknoloji Ticaret ve Sanayi A/S	369,800	19,488
[2]	Ford Otomotiv Sanayi A/S	10,303,392	17,372
[2]	Migros Ticaret A/S	1,282,450	16,868
*,2	Pasifik Eurasia Lojistik Dis Ticaret A/S	4,776,562	15,600
[2]	TAV Havalimanlari Holding A/S	2,636,309	15,041
*	Peker Gayrimenkul Yatirim Ortakligi A/S	48,308,645	14,950
[2]	Turkiye Sise ve Cam Fabrikalari A/S	16,939,073	14,881
	AG Anadolu Grubu Holding A/S	18,389,470	13,731
[2]	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	27,598,814	12,692
	Yeni Gimat Gayrimenkul Ortakligi A/S	2,651,901	11,797
*,2	Turk Altin Isletmeleri A/S	12,492,623	11,584

		Shares	Market Value ($000)
*	Tera Yatirim Teknoloji Holding A/S	11,139,894	11,287
*,2	Pegasus Hava Tasimaciligi A/S	3,466,739	11,156
*,1	MLP Saglik Hizmetleri A/S	1,297,621	11,061
[2]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	28,929,625	10,895
*	Tera Yatirim Menkul Degerler A/S	2,618,619	9,876
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	262,913	9,834
[2]	Tofas Turk Otomobil Fabrikasi A/S	1,703,046	9,759
*,2	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	11,228,505	9,731
*,2	Ral Yatirim Holding A/S	1,893,147	9,584
*,2	Sasa Polyester Sanayi A/S	183,179,209	9,528
*,2	Gubre Fabrikalari TAS	979,442	8,201
*,2	Kuyumcukent Gayrimenkul Yatirimlari A/S	5,322,142	7,933
[1]	Enerjisa Enerji A/S	3,396,022	7,779
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	9,717,492	7,547
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	15,810,914	7,398
*	Aksa Enerji Uretim A/S Class B	3,725,586	7,382
*	Kiler Holding A/S	4,720,913	7,328
[1]	Mavi Giyim Sanayi ve Ticaret A/S Class B	8,750,935	7,202
*,2	Turk Telekomunikasyon A/S	6,633,835	7,117
	LDR Turizm A/S	3,481,080	7,117
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,537,145	6,898
	Turkiye Sigorta A/S	51,646,352	6,834
*,2	Petkim Petrokimya Holding A/S	16,522,748	6,646
*,2	TR Anadolu Metal Madencilik Isletmeleri A/S	2,517,588	6,579
*,2	Turkiye Halk Bankasi A/S	8,323,815	6,549
*,2	Turkiye Vakiflar Bankasi TAO	10,632,530	6,523
*,2	Arcelik A/S	3,168,454	6,487
[2]	Ulker Biskuvi Sanayi A/S	3,564,359	6,464
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	7,863,003	6,344
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	3,523,998	6,316
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	8,339,182	5,884
	Enerya Enerji A/S	29,306,534	5,688
	Global Yatirim Holding A/S	16,530,963	5,655
	Is Yatirim Menkul Degerler A/S	7,739,697	5,628
	Anadolu Anonim Turk Sigorta Sirketi	9,630,194	5,518
[2]	Oyak Cimento Fabrikalari A/S	12,737,411	5,436
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	10,575,222	5,276
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	13,418,023	5,269
	Aksa Akrilik Kimya Sanayii A/S	18,742,500	5,127
[2]	Alarko Holding A/S	2,357,909	5,011
*,2	Sok Marketler Ticaret A/S	4,438,794	4,763
	Aygaz A/S	849,202	4,729
[2]	Dogus Otomotiv Servis ve Ticaret A/S	1,175,849	4,711
*	CVK Maden Isletmeleri Sanayi ve Ticaret A/S	5,913,140	4,695
*	Lydia Holding A/S	1,166,257	4,575
	Dogan Sirketler Grubu Holding A/S	10,373,128	4,562
*,2	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	5,021,262	4,488
[2]	Tekfen Holding A/S	1,378,405	4,478
*,2	Gulermak Agir Sanayi Insaat ve Taahhut A/S	1,398,965	4,414
[2]	Cimsa Cimento Sanayi ve Ticaret A/S	4,658,390	4,401
*	Baticim Cimento Sanayi Anonim Sirketi	5,791,744	4,332
*	Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi	41,302,960	4,261
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,094,880	4,133
[2]	Efor Yatirim Sanayi Ticaret A/S	9,066,223	3,976
	Turkiye Sinai Kalkinma Bankasi A/S	16,752,961	3,855
*	YEO Teknoloji Enerji ve Endustri A/S	4,611,028	3,789
*	Investco Holding A/S	249,693	3,765
	Altinkilic Gida ve Sut Sanayi Ticaret A/S	447,894	3,731
	Lila Kagit Sanayi ve Ticaret A/S	6,181,715	3,714
	Nuh Cimento Sanayi A/S	782,633	3,569
	TAB Gida Sanayi ve Ticaret A/S	691,745	3,540
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S Class B	2,147,612	3,385
	Is Gayrimenkul Yatirim Ortakligi A/S	5,935,677	3,305
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	16,343,040	3,212
	Borusan Yatirim ve Pazarlama A/S	88,419	3,178
*	CW Enerji Muhendislik Ticaret ve Sanayi A/S	4,420,421	3,173
*	Otokar Otomotiv ve Savunma Sanayi A/S	485,317	3,113
*	Izmir Firca Sanayi ve Ticaret A/S	2,235,171	3,058
*,2	Hektas Ticaret TAS	49,600,737	3,040
	Pasifik Gayrimenkul Yatirim Ortakligi	40,883,712	3,001

		Shares	Market Value ($000)
	GUR-Sel Turizm Tasimacilik ve Servis Ticaret A/S	399,087	2,987
*	Turk Traktor ve Ziraat Makineleri A/S	339,954	2,950
	AKIS Gayrimenkul Yatirimi A/S	14,447,458	2,827
	Grainturk Tarim A/S	536,023	2,769
*,2	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	248,171	2,724
	Albaraka Turk Katilim Bankasi A/S	16,227,918	2,702
*,2	Can2 Termik A/S	104,980,705	2,643
	Akcansa Cimento A/S	526,035	2,628
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	15,686,085	2,590
	Ronesans Gayrimenkul Yatirim A/S Class B	591,521	2,493
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	1,733,202	2,490
	Logo Yazilim Sanayi ve Ticaret A/S	861,224	2,463
*,2	MIA Teknoloji A/S	3,744,909	2,434
	Agesa Hayat ve Emeklilik A/S	470,373	2,404
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	8,688	2,393
	Iskenderun Demir ve Celik A/S	2,045,411	2,312
*	Izdemir Enerji Elektrik Uretim A/S	12,747,459	2,309
*	Bera Holding A/S	8,587,304	2,307
	Sekerbank Turk A/S	15,377,271	2,267
	Anadolu Hayat Emeklilik A/S	931,329	2,249
*	Akfen Yenilenebilir Enerji A/S	4,454,157	2,238
*,2	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	9,537,921	2,147
	Kocaer Celik Sanayi ve Ticaret A/S	6,796,469	2,136
*	Izmir Demir Celik Sanayi A/S	8,606,390	2,052
*,2	TR Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,060,675	2,022
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	29,872,672	1,988
*	Fenerbahce Futbol A/S	31,556,045	1,968
*	BMS Birlesik Metal Sanayi ve Ticaret A/S	2,132,030	1,926
	Eczacibasi Yatirim Holding Ortakligi A/S	275,874	1,831
*	DAP Gayrimenkul Gelistirme A/S Class C	9,961,068	1,825
	SUN Tekstil Sanayi ve Ticaret A/S	1,703,494	1,768
*	EGE Endustri ve Ticaret A/S	15,693	1,741
*	Pasifik Teknoloji A/S	4,154,949	1,658
*	NET Holding A/S	1,682,218	1,612
*	Is Finansal Kiralama A/S	3,792,313	1,589
	Escar Turizm Tasimacilik Ticaret A/S	1,607,898	1,555
*	Altinay Savunma Teknolojileri A/S	4,739,085	1,531
*,2	Kontrolmatik Enerji ve Muhendislik A/S	15,340,939	1,513
*	Qua Granite Hayal	19,722,908	1,417
	Ozak Gayrimenkul Yatirim Ortakligi	5,231,551	1,398
*	Reeder Teknoloji Sanayi ve Ticaret A/S	9,804,043	1,354
*	Polisan Holding A/S	3,043,782	1,352
*	Tukas Gida Sanayi ve Ticaret A/S	31,971,824	1,339
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,397,139	1,303
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	15,502,916	1,285
*	Zorlu Enerji Elektrik Uretim A/S	26,188,099	1,284
*	Kayseri Seker Fabrikasi A/S	15,222,029	1,250
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	9,581,807	1,172
	Galata Wind Enerji A/S	2,250,982	1,148
*	Blume Metal Chemical ASA	1,595,053	1,140
	Ebebek Magazacilik A/S Class B	611,962	1,136
*	Adese Gayrimenkul Yatirim A/S	61,489,890	1,122
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,595,809	1,099
*	Konya Cimento Sanayii A/S	14,220	1,093
*	Bursa Cimento Fabrikasi A/S	10,091,794	1,070
*,2	Vestel Elektronik Sanayi ve Ticaret A/S	2,222,829	1,065
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,221,266	1,055
*	Politeknik Metal Sanayi ve Ticaret A/S	11,009	1,054
*	Karsan Otomotiv Sanayii ve Ticaret A/S	4,848,218	1,026
*	Kordsa Teknik Tekstil A/S	726,453	1,025
*	Biotrend Cevre ve Enerji Yatirimlari A/S	2,784,484	1,009
	Celebi Hava Servisi A/S	33,015	1,003
	Oyak Yatirim Menkul Degerler A/S	1,273,348	900
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	145,518	880
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	4,071,609	836
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	19,094,456	828
*	Karel Elektronik Sanayi ve Ticaret A/S	3,942,872	809
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,520,292	791
*	Hitit Bilgisayar Hizmetleri A/S	1,025,926	786
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	464,497	783

		Shares	Market Value ($000)
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	19,416,940	781
*	Aksigorta A/S	5,534,870	780
*	Besler Gida ve Kimya Sanayi ve Ticaret A/S	2,952,119	763
*	Aydem Yenilenebilir Enerji A/S	1,534,075	733
*	Marmara Holding A/S	15,660,551	726
*	Tumosan Motor ve Traktor Sanayi A/S	420,746	723
	Vakif Gayrimenkul Yatirim Ortakligi A/S	13,697,587	717
*	Tat Gida Sanayi A/S	1,818,842	684
*	Kimteks Poliuretan Sanayi ve Ticaret A/S	1,586,720	672
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,401,297	648
	Suwen Tekstil Sanayi Pazarlama A/S	4,997,880	644
*	Vestel Beyaz Esya Sanayi ve Ticaret A/S	5,161,135	623
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	579,900	622
	Kervan Gida Sanayi ve Ticaret A/S Class B	11,708,373	584
*	Esenboga Elektrik Uretim A/S	8,172,051	578
*	Agrotech Yueksek Teknoloji ve Yatirim A/S	10,947,008	555
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	373,253	522
	Visne Madencilik Uretim Sanayi ve Ticaret A/S	284,411	460
*	Bagfas Bandirma Gubre Fabrikalari A/S	895,852	440
*	Imas Makina Sanayi A/S	7,956,721	422
			1,560,350
United Arab Emirates (1.5%)
	First Abu Dhabi Bank PJSC	62,292,251	328,090
	Emirates Telecommunications Group Co. PJSC	48,918,041	270,957
	Emaar Properties PJSC	87,563,372	261,339
	Emirates NBD Bank PJSC	25,586,803	210,150
	Abu Dhabi Commercial Bank PJSC	44,680,129	182,035
	Abu Dhabi Islamic Bank PJSC	20,502,260	118,433
	Aldar Properties PJSC	53,517,736	107,971
	Dubai Electricity & Water Authority PJSC	126,351,816	94,241
	Adnoc Gas plc	97,233,777	87,260
*	Two Point Zero Group PJSC	150,501,245	81,394
	Dubai Islamic Bank PJSC	40,750,439	80,760
	ADNOC Drilling Co. PJSC	37,038,520	58,794
	Abu Dhabi National Oil Co. for Distribution PJSC	40,360,783	43,953
	Air Arabia PJSC	32,217,688	42,729
	Emaar Development PJSC	11,977,617	42,151
	ADNOC Logistics & Services	22,870,463	38,588
	Salik Co. PJSC	26,305,110	38,010
	Agility Global plc	74,577,653	34,360
	Dubai Investments PJSC	29,129,614	28,543
*	Modon Holding PSC	34,581,672	26,814
	Borouge plc	39,811,374	26,007
*	Etihad Energy Holding PJSC	31,287,271	25,292
	Americana Restaurants International plc - Foreign Co.	39,518,270	23,393
	Sharjah Islamic Bank	24,485,528	19,296
	NMDC Group PJSC	3,102,102	19,240
	Talabat Holding plc	64,859,092	18,523
	Dana Gas PJSC	78,374,000	18,167
*	Abu Dhabi Ports Co. PJSC	12,219,345	16,284
	Parkin Co. PJSC	10,471,052	15,721
*	Apex Investment Co. PSC	16,328,210	14,255
	Emirates Central Cooling Systems Corp.	27,853,260	11,940
	Fertiglobe plc	15,820,156	11,484
	Lulu Retail Holdings plc	42,863,682	11,170
	Abu Dhabi National Hotels	102,810,586	11,152
*	Presight AI Holding plc	9,765,425	9,014
	Dubai Financial Market PJSC	21,085,002	8,074
	Amanat Holdings PJSC	18,293,287	6,912
*	Space42 plc	14,357,824	6,336
*	RAK Properties PJSC	20,278,764	5,882
	Ajman Bank PJSC	15,210,998	5,623
*	Phoenix Group plc	36,135,292	4,668
	Agthia Group PJSC	4,264,136	3,716
	Orascom Construction plc	75,778	1,060
*,3	Arabtec Holding PJSC	10,929,061	—
			2,469,781

		Shares	Market Value ($000)
Vietnam (0.0%)
*	Vingroup JSC	1,200	10
Total Common Stocks (Cost $95,055,141)			158,773,248
Preferred Stocks (1.3%)
	Itau Unibanco Holding SA Preference Shares	66,300,007	560,963
	Petroleo Brasileiro SA - Petrobras Preference Shares	62,388,723	534,393
	Banco Bradesco SA Preference Shares	66,514,465	241,828
	Itausa SA Preference Shares	81,591,609	222,443
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,719,551	115,962
	Gerdau SA Preference Shares	17,555,344	86,510
*	Axia Energia SA Preference Shares Class C	5,388,539	55,287
	Cia Energetica de Minas Gerais Preference Shares	20,208,538	45,208
	Grupo Cibest SA Preference Shares	1,795,213	42,391
	Embotelladora Andina SA Preference Shares Class B	5,761,197	28,690
	Grupo de Inversiones Suramericana SA Preference Shares	1,975,088	27,983
	Metalurgica Gerdau SA Preference Shares	11,712,290	25,231
	Isa Energia Brasil SA Preference Shares	3,958,978	21,001
	Bradespar SA Preference Shares	3,512,791	15,245
	Marcopolo SA Preference Shares	10,152,746	10,635
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	6,776,469	9,839
	Unipar Carbocloro SA Preference Shares Class B	728,600	9,082
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,922,892	8,107
	Banco ABC Brasil SA Preference Shares	1,395,063	6,605
	Alpargatas SA Preference Shares	2,479,854	6,002
	Localiza Rent a Car SA Preference Shares	461,120	3,323
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes Preference Shares	656,715	2,639
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,204,636	2,605
*	Braskem SA Preference Shares Class A	2,079,169	2,449
*	Randoncorp SA Preference Shares	2,454,834	2,373
*	Axia Energia SA Preference Shares Class C ADR	136,490	1,395
*	Raizen SA Preference Shares	17,415,012	893
Total Preferred Stocks (Cost $1,521,890)			2,089,082
Rights (0.0%)
*	FII REC REND Exp. 10/19/2026	60,744	—
*,3	Brogent Technologies Inc. Exp. 8/12/2026	35,728	—
*,3	SONDA SA Exp. 8/29/2026	1,056,674	—
*	Innovation Sports Inc. Exp. 8/10/2026	154,419	—
Total Rights (Cost $—)			—
Warrants (0.0%)
*	Berjaya Corp. Bhd. Exp. 1/6/2031	3,652,701	27
*	Malaysian Resources Corp. Bhd. Exp. 10/29/2027	3,624,441	13
*	VGI PCL Exp. 5/23/2027	18,209,185	6
Total Warrants (Cost $—)			46

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (4.2%)
Money Market Fund (4.2%)
[4,5]	Vanguard Market Liquidity Fund (Cost $6,795,775)	3.718%	67,966,213	6,795,942
Total Investments (103.3%) (Cost $103,372,806)				167,658,318
Other Assets and Liabilities—Net (-3.3%)				(5,327,012)
Net Assets (100%)				162,331,306

Cost is in $000.
*	Non-income-producing security.
1
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $7,623,751, representing 4.7% of net assets.

2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,438,321.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $4,818,980 was received for securities on loan.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
FTSE Taiwan Index	August 2026	494	73,344	92
MSCI Emerging Markets Index	September 2026	9,876	810,968	(49,113)
				(49,021)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Standard Chartered Bank	9/16/2026	INR	28,200,870	USD	293,138	1,306	—
HSBC Bank plc	9/16/2026	INR	27,362,964	USD	284,696	999	—
Wells Fargo Bank N.A.	9/16/2026	INR	21,244,334	USD	220,001	1,809	—
Royal Bank of Canada	9/16/2026	INR	21,216,326	USD	219,290	2,228	—
Citibank, N.A.	9/16/2026	INR	14,954,351	USD	155,486	651	—
BNP Paribas	9/16/2026	INR	14,073,855	USD	146,358	586	—
Deutsche Bank AG	9/16/2026	INR	9,206,311	USD	95,471	651	—
Toronto-Dominion Bank	9/16/2026	INR	9,113,313	USD	94,805	347	—
Royal Bank of Canada	9/16/2026	USD	74,535	BRL	393,561	—	(2,277)
Standard Chartered Bank	9/16/2026	USD	113,060	HKD	884,500	100	—
Wells Fargo Bank N.A.	10/2/2026	USD	81,349	HKD	634,552	266	—
Wells Fargo Bank N.A.	9/16/2026	USD	26,356	THB	863,088	419	—
Royal Bank of Canada	9/16/2026	USD	101,586	TWD	3,271,575	88	—
Wells Fargo Bank N.A.	9/16/2026	USD	81,053	TWD	2,596,528	498	—
BNP Paribas	9/16/2026	USD	51,578	TWD	1,634,158	880	—
						10,828	(2,277)

BRL—Brazilian real.
HKD—Hong Kong dollar.
INR—Indian rupee.
THB—Thai baht.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
China XD Electric Co. Ltd. Class A	9/2/2027	MSBNA	3,190	10.870	—	(107)
Chongqing Polycomp International Corp. Class A	1/24/2028	JPMC	10,027	9.810	—	(1,465)
East Money Information Co. Ltd. Class A	9/2/2027	MSBNA	12,462	(0.280)	—	(520)
Equity Trs, Index	5/21/2027	BANA	347,700	2.368	—	(26,586)
Eve Energy Co. Ltd. Class A	9/2/2027	MSBNA	9,606	2.620	—	(742)
Foxconn Industrial Internet Co. Ltd. Class A	9/2/2027	MSBNA	29,931	(1.130)	—	(3,091)
Hapvida Participacoes e Investimentos SA	2/2/2027	GSI	4,327	5.370	132	—
Kweichow Moutai Co. Ltd. Class A	2/3/2027	GSI	23,095	(1.630)	1,883	—
MBRF Global Foods Co. SA	2/2/2027	GSI	10,005	0.370	1,415	—
Novatek Microelectronics Corp.	2/2/2027	GSI	32,261	(1.630)	3,898	—
Raia Drogasil SA	2/2/2027	GSI	31,868	(2.380)	9	—
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1/24/2028	JPMC	17,868	(0.140)	—	(5,180)
Tera Yatirim Teknoloji Holding A/S	2/2/2027	GSI	8,452	2.380	1,382	—
TOTVS SA	2/2/2027	GSI	11,487	(0.480)	459	—
Victory Giant Technology Huizhou Co. Ltd. Class A	9/2/2027	MSBNA	17,010	2.370	—	(5,834)
					9,178	(43,525)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
At July 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $11,499 and cash of $580 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,950,617	146,753,974	68,657	158,773,248
Preferred Stocks	2,089,082	—	—	2,089,082
Rights	—	—	—	—
Warrants	46	—	—	46
Temporary Cash Investments	6,795,942	—	—	6,795,942
Total	20,835,687	146,753,974	68,657	167,658,318

Derivative Financial Instruments
Assets
Futures Contracts[1]	92	—	—	92
Forward Currency Contracts	—	10,828	—	10,828
Swap Contracts	—	9,178	—	9,178
Total	92	20,006	—	20,098
Liabilities
Futures Contracts[1]	(49,113)	—	—	(49,113)
Forward Currency Contracts	—	(2,277)	—	(2,277)
Swap Contracts	—	(43,525)	—	(43,525)
Total	(49,113)	(45,802)	—	(94,915)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.